UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Fixed Income Fund

Loomis Sayles Global Bond Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Institutional High Income Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Investment Grade Fixed Income Fund

Semiannual Report

March 31, 2014

Portfolio Review	1
Portfolio of Investments	10
Financial Statements	55
Notes to Financial Statements	69

LOOMIS SAYLES FIXED INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Institutional Class	LSFIX
Daniel J. Fuss, CFA®, CIC
Elaine M. Stokes

Objective

High total investment return through a combination of current income and capital appreciation

Average Annual Total Returns — March 31, 2014(b)

	6 months	1 year	5 years	10 years

Institutional Class (Inception 1/17/95)	6.23%	7.59%	15.06%	8.70%

Comparative Performance
Barclays U.S. Government/Credit Bond Index(a)	1.94	-0.26	5.07	4.41

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 7 for a description of the index.

(b)	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES GLOBAL BOND FUND

Managers	Symbols
Kenneth M. Buntrock, CFA®, CIC	Institutional Class	LSGBX
David W. Rolley, CFA®	Retail Class	LSGLX
Lynda L. Schweitzer, CFA®	Class N	LSGNX

Objective

High total investment return through a combination of high current income and capital appreciation

Average Annual Total Returns — March 31, 2014(b)

	6 months	1 year	5 years	10 years	Life of Class N

Institutional Class (Inception 5/10/91)	2.29%	0.82%	8.72%	5.04%	—%

Retail Class (Inception 12/31/96)	2.20	0.66	8.42	4.74	—

Class N (Inception 2/1/13)	2.35	0.91	—	—	0.29

Comparative Performance
Barclays Global Aggregate Bond Index(a)	1.95	1.88	5.10	4.50	0.66

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 7 for a description of the index.

(b)	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

Managers	Symbols
Elaine Kan, CFA®	Institutional Class	LSGSX
Kevin P. Kearns	Retail Class	LIPRX
Maura T. Murphy, CFA®

Objective

High total investment return through a combination of current income and capital appreciation

Average Annual Total Returns — March 31, 2014(d)

	6 months	1 year	5 years	10 years

Institutional Class (Inception 5/20/91)(c)	-0.65%	-6.57%	5.42%	4.04%

Retail Class (Inception 5/28/10)(a)(c)	-0.75	-6.88	5.13	3.73

Comparative Performance
Barclays U.S. Treasury Inflation Protected Securities Index(b)	-0.09	-6.49	4.91	4.52

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	Prior to inception of Retail Class (5/28/10), performance is that of Institutional Class, restated to reflect the higher net expenses of Retail Class.

(b)	See page 7 for a description of the index.

(c)	The fund revised its investment strategy on 12/15/04; performance may have been different had the current investment strategy been in place for all periods shown.

(d)	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Institutional Class	LSHIX
Daniel J. Fuss, CFA®, CIC
Elaine M. Stokes

Objective

High total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 2014(b)

	6 months	1 year	5 years	10 years

Institutional Class (Inception 6/5/96)	9.09%	14.36%	19.13%	10.23%

Comparative Performance
Barclays U.S. Corporate High-Yield Bond Index(a)	6.67	7.54	18.25	8.68

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 7 for a description of the index.

(b)	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols
Christopher T. Harms	Institutional Class	LSDIX
Clifton V. Rowe, CFA®	Retail Class	LSDRX
Kurt L. Wagner, CFA®, CIC

Objective

Above-average total return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 2014(d)

	6 months	1 year	5 years	10 years

Institutional Class (Inception 1/28/98)(c)	2.03%	0.89%	7.13%	4.71%

Retail Class (Inception 5/28/10)(a)(c)	1.90	0.64	6.90	4.44

Comparative Performance
Barclays U.S. Intermediate Government/Credit Bond Index(b)	0.98	-0.13	4.18	3.94

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	Prior to inception of Retail Class (5/28/10), performance is that of Institutional Class, restated to reflect the higher net expenses of Retail Class.

(b)	See page 7 for a description of the index.

(c)	The Fund revised its investment strategy on May 28, 2010; performance may have been different had the current investment strategy been in place for all periods shown.

(d)	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Institutional Class	LSIGX
Daniel J. Fuss, CFA®, CIC
Brian P. Kennedy
Elaine M. Stokes

Objective

Above-average total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 2014(b)

	6 months	1 year	5 years	10 years

Institutional Class (Inception 7/1/1994)	4.22%	3.14%	12.02%	7.47%

Comparative Performance
Barclays U.S. Government/Credit Bond Index(a)	1.94	-0.26	5.07	4.41

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 7 for a description of the index.

(b)	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

Index Definitions

Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.

Barclays U.S. Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment grade U.S. corporate securities.

Barclays U.S. Intermediate Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment grade U.S. corporate securities with remaining maturities of one to ten years.

Barclays Global Aggregate Bond Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-rate debt markets.

Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that covers the U.S.-dollar denominated, non-investment grade, fixed-rate, taxable corporate bond market.

Barclays U.S. Treasury Inflation Protected Securities Index is an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury.

Proxy Voting Information

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, (i) by calling Loomis Sayles at 800-633-3330; (ii) on the Funds’ website, www.loomissayles.com, and (iii) on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available on (i) the Funds’ website and (ii) the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

7  |

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in each Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2013 through March 31, 2014. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period* 10/1/2013 – 3/31/2014
Actual	$1,000.00	$1,062.30	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87

*   Expenses are equal to the Fund's annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Global Bond Fund

Institutional Class	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period* 10/1/2013 – 3/31/2014
Actual	$1,000.00	$1,022.90	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78

Retail Class
Actual	$1,000.00	$1,022.00	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.09	$4.89

Class N
Actual	$1,000.00	$1,023.50	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	$3.18

*   Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 0.75%, 0.97% and 0.63% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Inflation Protected Securities Fund

Institutional Class	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period* 10/1/2013 – 3/31/2014
Actual	$1,000.00	$993.50	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

Retail Class
Actual	$1,000.00	$992.50	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28

*   Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 0.40% and 0.65% for Institutional and Retail Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Loomis Sayles Institutional High Income Fund

Institutional Class	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period* 10/1/2013 – 3/31/2014
Actual	$1,000.00	$1,090.90	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	$3.43

*   Expenses are equal to the Fund's annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Intermediate Duration Bond Fund

Institutional Class	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period* 10/1/2013 – 3/31/2014
Actual	$1,000.00	$1,020.30	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

Retail Class
Actual	$1,000.00	$1,019.00	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28

*   Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 0.40% and 0.65% for Institutional and Retail Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Investment Grade Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period* 10/1/2013 – 3/31/2014
Actual	$1,000.00	$1,042.20	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	$2.42

*   Expenses are equal to the Fund's annualized expense ratio of 0.48%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 87.0% of Net Assets

Non-Convertible Bonds – 77.8%

	ABS Car Loan – 0.2%
2,000,000	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	$1,809,136

	ABS Home Equity – 0.1%
692,527	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.615%, 4/25/2035(b)	703,481

	ABS Other – 0.0%
482,159	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	486,499

	Aerospace & Defense – 1.9%
11,120,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	11,120,000
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	174,125
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	644,250
900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	812,250
1,700,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,695,750
245,000	Textron, Inc., 5.600%, 12/01/2017	271,144
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,729,780
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,534,758

		23,982,057

	Airlines – 1.9%
5,550,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	5,332,418
785,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	796,775
1,167,491	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	1,176,247
388,284	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	397,021
800,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	810,072
255,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	268,387
1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,838,794
38,197	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	38,675
30,175	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	32,589

	Airlines – continued
$70,802	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	$75,404
261,064	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	278,686
944,914	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	954,363
237,913	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	271,816
896,434	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	990,560
1,690,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,699,853
1,449,796	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,685,388
970,069	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	1,084,052
517,492	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	579,591
1,195,585	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	1,267,320
2,471,488	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	2,588,884
538,000	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	558,966
900,000	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	918,351

		23,644,212

	Automotive – 1.9%
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,770,395
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,184,649
165,000	Ford Motor Co., 6.625%, 2/15/2028	183,777
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,949,819
690,000	Ford Motor Co., 7.125%, 11/15/2025	818,343
3,510,000	Ford Motor Co., 7.400%, 11/01/2046	4,550,364
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	6,357,865
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	2,026,000
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	662,237
645,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	686,138

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Automotive – continued
$375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	$387,656

		23,577,243

	Banking – 13.1%
2,275,000	Ally Financial, Inc., 7.500%, 9/15/2020	2,704,406
1,460,000	Ally Financial, Inc., 8.000%, 12/31/2018	1,741,050
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,412,445
1,710,000	Associates Corp. of North America, 6.950%, 11/01/2018	2,035,422
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	2,110,412
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,198,260
1,000,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	1,520,581
1,700,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	1,638,951
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,765,545
2,420,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,309,782
250,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, (EUR)(c)	306,957
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(c)	2,340,679
1,450,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, (EUR)(c)	2,081,543
2,150,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(c)	3,150,771
2,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, (GBP)(c)	5,139,407
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(c)	1,067,500
1,150,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 144A(c)	1,180,187
1,050,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, (GBP)(c)	1,864,291
3,830,000	Citigroup, Inc., 5.000%, 9/15/2014	3,904,168
300,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(d)	270,643
3,320,000	Citigroup, Inc., 5.875%, 2/22/2033	3,531,069
1,215,000	Citigroup, Inc., 6.000%, 10/31/2033	1,312,191
795,000	Citigroup, Inc., 6.125%, 8/25/2036	869,748
14,170,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	12,656,530

	Banking – continued
200,000	Citigroup, Inc., EMTN, 1.558%, 11/30/2017, (EUR)(b)	$272,458
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, 144A, (CAD)	5,925,362
4,145,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	4,748,176
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,181,268
7,400,000	HBOS PLC, 6.000%, 11/01/2033, 144A	7,676,094
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	6,910,946
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	2,983,354
18,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,556,937
5,600,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	6,262,906
50,000	Merrill Lynch & Co., Inc., EMTN, 0.854%, 9/14/2018, (EUR)(b)	66,111
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	328,187
200,000	Morgan Stanley, 0.719%, 10/15/2015(b)	200,095
5,125,000	Morgan Stanley, 2.125%, 4/25/2018	5,113,771
1,360,000	Morgan Stanley, 2.500%, 1/24/2019	1,356,212
130,000	Morgan Stanley, 3.450%, 11/02/2015	134,960
200,000	Morgan Stanley, 3.750%, 2/25/2023	198,732
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,586,279
4,149,000	Morgan Stanley, 5.500%, 7/24/2020	4,682,043
5,035,000	Morgan Stanley, 5.750%, 1/25/2021	5,767,044
4,900,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	5,007,172
50,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	91,455
4,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	4,055,976
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	12,907,813
1,600,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	1,546,325
300,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	341,227
900,000	Morgan Stanley, Series F, MTN, 0.687%, 10/18/2016(b)	897,754
300,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	529,143
185,000	RBS Capital Trust A, 2.413%, (EUR)(b)(c)	244,671
1,320,000	RBS Capital Trust I, 2.099%(b)(c)	1,280,400
185,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(c)	222,370
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(c)	3,095,406
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	1,965,990
2,300,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(c)	2,334,500

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	$72,267
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	1,021,363
150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	210,435
300,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	323,700
800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	840,080
700,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	713,138
150,000	Societe Generale S.A., (fixed rate to 1/26/2015, variable rate thereafter), 4.196%, (EUR)(c)	208,590
1,225,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(c)	1,303,150
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,553,100

		162,829,498

	Brokerage – 1.2%
549,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	553,117
1,495,000	Jefferies Group LLC, 3.875%, 11/09/2015	1,556,120
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,352,467
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,389,527
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,095,265
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,929,585
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,946,036

		14,822,117

	Building Materials – 0.9%
860,000	Masco Corp., 4.800%, 6/15/2015	892,250
240,000	Masco Corp., 5.850%, 3/15/2017	264,000
2,600,000	Masco Corp., 6.125%, 10/03/2016	2,853,500
800,000	Masco Corp., 6.500%, 8/15/2032	814,000
1,410,000	Masco Corp., 7.125%, 3/15/2020	1,628,550
815,000	Masco Corp., 7.750%, 8/01/2029	910,207
2,400,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	883,208
164,000	Owens Corning, Inc., 6.500%, 12/01/2016	181,093
2,050,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,324,393

		10,751,201

	Chemicals – 0.7%
$275,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	$286,000
395,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	391,050
620,000	Methanex Corp., 5.250%, 3/01/2022	671,335
1,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	1,659,000
5,240,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(d)	4,611,200
35,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(d)	33,425
905,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(d)	846,175

		8,498,185

	Commercial Mortgage-Backed Securities – 0.1%
90,593	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	93,139
530,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.819%, 8/10/2045(b)	547,259
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,101,108

		1,741,506

	Construction Machinery – 0.2%
398,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	408,945
965,000	Toro Co., 6.625%, 5/01/2037(d)	1,069,977
1,155,000	United Rentals North America, Inc., 7.625%, 4/15/2022	1,295,044

		2,773,966

	Consumer Products – 0.0%
260,000	Visant Corp., 10.000%, 10/01/2017	259,025

	Electric – 3.2%
1,970,000	AES Corp., 4.875%, 5/15/2023	1,881,350
595,000	AES Corp., 5.500%, 3/15/2024	590,538
2,637,743	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,890,505
3,705,557	Bruce Mansfield Unit, 6.850%, 6/01/2034	4,024,012
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,633,725
5,455,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	5,918,675
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,397,695
1,589,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	1,927,211
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,970,050
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	113,339

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Electric – continued
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	$1,256,764
4,000,000	Enersis S.A., Cayman Islands, 7.400%, 12/01/2016	4,516,836
75,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	75,981
2,612,993	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(d)	2,705,650

		39,902,331

	Food & Beverage – 0.7%
1,995,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	2,214,450
3,274,000	Post Holdings, Inc., 6.750%, 12/01/2021, 144A	3,466,347
2,740,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	2,711,324

		8,392,121

	Government Owned – No Guarantee – 0.2%
2,400,000	DP World Ltd., 6.850%, 7/02/2037, 144A	2,595,600

	Healthcare – 2.5%
650,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	677,625
425,000	Boston Scientific Corp., 5.125%, 1/12/2017	463,932
435,000	Boston Scientific Corp., 6.400%, 6/15/2016	482,147
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	4,905,331
610,000	HCA, Inc., 5.875%, 3/15/2022	657,275
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,102,600
410,000	HCA, Inc., 6.375%, 1/15/2015	425,375
3,545,000	HCA, Inc., 7.050%, 12/01/2027	3,522,844
820,000	HCA, Inc., 7.190%, 11/15/2015	889,700
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,600,375
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,476,000
2,660,000	HCA, Inc., 7.690%, 6/15/2025	2,839,550
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,508,600
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,091,150
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	438,600
320,000	Owens & Minor, Inc., 6.350%, 4/15/2016	348,067
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,597,500

		31,026,671

	Home Construction – 1.1%
550,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	574,750
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	241,650
835,000	KB Home, 8.000%, 3/15/2020	947,725
4,235,000	Lennar Corp., 4.500%, 6/15/2019	4,309,113
1,700,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,772,250

	Home Construction – continued
$3,920,000	Pulte Group, Inc., 6.000%, 2/15/2035	$3,655,400
1,960,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,920,800

		13,421,688

	Independent Energy – 1.5%
3,230,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,583,540
1,915,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	2,192,321
100,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	112,250
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,129,325
2,015,000	Halcon Resources Corp., 8.875%, 5/15/2021	2,090,562
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,178,312
2,940,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	3,116,400

		18,402,710

	Industrial Other – 0.1%
1,150,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	1,270,750

	Life Insurance – 2.2%
160,000	American International Group, Inc., 4.125%, 2/15/2024	163,387
130,000	American International Group, Inc., 4.875%, 6/01/2022	142,353
2,300,000	American International Group, Inc., 6.250%, 3/15/2087	2,415,000
10,165,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	13,354,269
325,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	371,397
175,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	195,290
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(c)	3,908,125
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	304,571
2,270,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,973,700
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,689,225
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,357,664

		26,874,981

	Local Authorities – 3.6%
5,730,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	8,166,967
200,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	236,173

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

		Local Authorities – continued
1,630,000		City of Rome, Italy, EMTN, 5.345%, 1/27/2048, (EUR)	$2,100,191
9,640,000		New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	9,757,929
4,280,000		New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	4,229,424
332,553		Province of Alberta, 5.930%, 9/16/2016, (CAD)	323,249
19,825,000		Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	19,532,153
830,000		Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	784,878

			45,130,964

		Media Cable – 0.6%
665,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	660,012
1,500,000		Time Warner Cable, Inc., 6.550%, 5/01/2037	1,742,145
3,400,000		UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	5,027,815

			7,429,972

		Media Non-Cable – 0.6%
24,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,481,434
1,565,000		R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	1,576,737
120,000		R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	126,750
4,030,000		R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	4,433,000
295,000		R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	337,775

			7,955,696

		Metals & Mining – 1.7%
1,400,000		Alcoa, Inc., 5.870%, 2/23/2022	1,476,238
400,000		Alcoa, Inc., 5.900%, 2/01/2027	408,108
855,000		ArcelorMittal, 6.000%, 3/01/2021	911,644
2,295,000		ArcelorMittal, 6.125%, 6/01/2018	2,515,894
6,630,000		ArcelorMittal, 7.250%, 3/01/2041	6,654,862
3,300,000		ArcelorMittal, 7.500%, 10/15/2039	3,411,375
3,580,000		Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	2,327,000
1,400,000		Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	1,442,000
1,760,000		United States Steel Corp., 7.500%, 3/15/2022	1,892,000

			21,039,121

		Non-Captive Consumer – 2.9%
300,000		AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	253,500
2,167,000		SLM Corp., 4.875%, 6/17/2019	2,202,053
4,668,000		SLM Corp., 5.500%, 1/25/2023	4,580,475
31,725	(††)	SLM Corp., 6.000%, 12/15/2043	685,842

		Non-Captive Consumer – continued
$722,000		SLM Corp., MTN, 3.875%, 9/10/2015	$743,660
726,000		SLM Corp., MTN, 5.500%, 1/15/2019	767,745
5,900,000		SLM Corp., MTN, 6.125%, 3/25/2024	5,892,625
200,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	207,500
145,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	143,633
5,185,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	4,588,725
4,681,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	5,511,877
3,770,000		Springleaf Finance Corp., 6.000%, 6/01/2020	3,835,975
1,805,000		Springleaf Finance Corp., 7.750%, 10/01/2021	1,999,037
725,000		Springleaf Finance Corp., 8.250%, 10/01/2023	808,375
300,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	318,375
595,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	623,263
2,100,000		Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	2,262,750
725,000		Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	795,688

			36,221,098

		Non-Captive Diversified – 3.3%
1,630,000		GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	1,592,075
45,000		General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	44,035
1,345,000		General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	1,214,594
2,390,000		General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	2,112,008
5,360,000		General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	4,766,288
1,145,000		General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	1,192,765
9,210,000		General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	8,249,613
1,680,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,680,000
3,045,000		International Lease Finance Corp., 5.875%, 8/15/2022	3,220,088
4,695,000		International Lease Finance Corp., 6.250%, 5/15/2019	5,176,238
4,905,000		International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,702,062
635,000		International Lease Finance Corp., 8.250%, 12/15/2020	768,026
235,000		iStar Financial, Inc., 3.875%, 7/01/2016	242,050

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Captive Diversified – continued
$945,000	iStar Financial, Inc., 4.875%, 7/01/2018	$968,625
225,000	iStar Financial, Inc., 5.850%, 3/15/2017	241,875
1,505,000	iStar Financial, Inc., 7.125%, 2/15/2018	1,689,363
1,525,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,599,344

		40,459,049

	Oil Field Services – 0.1%
775,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	763,375

	Packaging – 0.3%
3,550,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/2016, 144A	3,638,750

	Paper – 1.3%
2,015,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	2,535,954
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,643,969
6,043,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,950,660
350,000	Westvaco Corp., 7.950%, 2/15/2031	429,550
1,035,000	Westvaco Corp., 8.200%, 1/15/2030	1,292,381

		15,852,514

	Pharmaceuticals – 0.3%
2,860,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	3,088,800

	Pipelines – 0.6%
575,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	625,041
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	265,805
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,626,482
300,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	368,728
1,300,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,381,353
755,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	704,037
250,000	NiSource Finance Corp., 5.250%, 9/15/2017	277,935
1,785,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,005,071
650,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	586,625

		7,841,077

	Property & Casualty Insurance – 0.9%
$3,565,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	$4,048,275
1,630,000	MBIA Insurance Corp., 11.499%, 1/15/2033, 144A(b)(e)	1,316,225
2,140,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	2,389,828
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,650,510
1,135,000	XLIT Ltd., 6.375%, 11/15/2024	1,347,387

		10,752,225

	Property Trust – 0.3%
2,960,000	WEA Finance LLC/WT Finance Australia Pty Ltd., 6.750%, 9/02/2019, 144A	3,558,178

	Railroads – 0.7%
7,100,000	Hellenic Railways Organization S.A., EMTN, 0.560%, 5/24/2016, (EUR)(b)(d)	8,314,115
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)	424,091

		8,738,206

	REITs – Apartments – 0.1%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,678,710

	REITs – Diversified – 0.0%
210,000	Duke Realty LP, 5.950%, 2/15/2017	233,870

	REITs – Office Property – 0.4%
3,485,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	3,876,059
475,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	559,153

		4,435,212

	REITs – Regional Malls – 0.0%
200,000	Simon Property Group LP, 5.875%, 3/01/2017	224,089
290,000	Simon Property Group LP, 6.100%, 5/01/2016	317,445

		541,534

	REITs – Single Tenant – 0.1%
185,000	Realty Income Corp., 5.750%, 1/15/2021	209,647
815,000	Realty Income Corp., 6.750%, 8/15/2019	962,252

		1,171,899

	REITs – Warehouse/Industrials – 0.0%
100,000	ProLogis LP, 5.625%, 11/15/2015	107,347
80,000	ProLogis LP, 5.750%, 4/01/2016	86,904

		194,251

	Restaurants – 0.1%
1,000,000	Darden Restaurants, Inc., 3.350%, 11/01/2022	900,675

	Retailers – 0.8%
5,005,000	Best Buy Co., Inc., 5.000%, 8/01/2018	5,186,431

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Retailers – continued
$1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	$1,099,312
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022(f)	1,201,975
849,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	647,363
2,385,000	Toys R Us, Inc., 7.375%, 10/15/2018	1,908,000

		10,043,081

	Sovereigns – 1.5%
1,787,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	177,363
33,387,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	3,299,023
10,150,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	4,193,753
14,635,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	6,707,977
359,880,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	2,437,752
107,395,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	729,689
176,460,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	1,279,393

		18,824,950

	Supermarkets – 0.9%
7,240,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,828,200
1,720,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,410,400
3,165,000	New Albertson’s, Inc., 8.000%, 5/01/2031	2,611,125
455,000	New Albertson’s, Inc., 8.700%, 5/01/2030	385,613
2,020,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,464,500

		11,699,838

	Supranational – 1.7%
7,000,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	611,660
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	17,812,972
5,580,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	2,263,478

		20,688,110

	Technology – 1.7%
1,670,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,594,850
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	76,000
3,580,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	3,785,850
2,950,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,056,937

	Technology – continued
$1,645,000	Avnet, Inc., 6.000%, 9/01/2015	$1,756,816
130,000	Avnet, Inc., 6.625%, 9/15/2016	145,032
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,419,667
2,000,000	First Data Corp., 10.625%, 6/15/2021	2,250,000
1,465,000	First Data Corp., 11.250%, 1/15/2021	1,671,931
4,100,000	First Data Corp., 11.750%, 8/15/2021	4,305,000
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	174,545
810,600	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	975,911

		21,212,539

	Tobacco – 0.3%
3,320,000	Reynolds American, Inc., 6.750%, 6/15/2017	3,827,694

	Transportation Services – 0.3%
2,500,000	APL Ltd., 8.000%, 1/15/2024(d)	2,337,500
446,249	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(f)	454,058
425,599	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(f)	428,280
154,831	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(f)	164,121

		3,383,959

	Treasuries – 14.6%
14,710,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	13,268,407
10,950,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	9,748,818
16,935,000	Canadian Government, 2.250%, 8/01/2014, (CAD)	15,387,336
29,780,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	27,407,028
8,185,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	7,688,421
13,195,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	12,317,720
7,385,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	7,348,860
854,500(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	6,664,563
632,500(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	5,482,773
63,235,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	11,365,044
28,230,000	Norway Government Bond, 5.000%, 5/15/2015, (NOK)	4,898,361
15,000,000	U.S. Treasury Note, 0.250%, 5/31/2014	15,004,680
20,000,000	U.S. Treasury Note, 0.250%, 12/31/2015	19,973,440

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
$25,000,000	U.S. Treasury Note, 0.250%, 2/29/2016	$24,933,600

		181,489,051

	Wireless – 0.8%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	5,165,064
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,548,190
575,000	Sprint Capital Corp., 6.900%, 5/01/2019	631,063
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	330,000
898,000	Sprint Communications, Inc., 6.000%, 12/01/2016	984,432
445,000	Sprint Communications, Inc., 6.000%, 11/15/2022	453,344

		10,112,093

	Wirelines – 3.6%
177,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(g)	176,336
195,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	214,008
690,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	808,789
600,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	637,053
3,880,000	CenturyLink, Inc., 6.450%, 6/15/2021	4,171,000
1,400,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	2,138,457
200,000	Embarq Corp., 7.995%, 6/01/2036	208,679
560,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	606,900
1,960,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	2,197,650
140,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	155,400
200,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	286,551
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	1,258,483
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	2,534,245
550,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	805,064
3,305,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	3,643,762
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	6,880,775
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	378,875
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	765,313

	Wirelines – continued
$5,275,000	Qwest Corp., 6.875%, 9/15/2033	$5,201,904
1,780,000	Qwest Corp., 7.200%, 11/10/2026	1,792,836
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,347,673
2,290,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,135,425
1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,363,612
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	751,800
450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	459,560
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,385,468
1,300,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	2,369,495

		44,675,113

	Total Non-Convertible Bonds
	(Identified Cost $877,348,556)	965,346,582

Convertible Bonds – 8.3%
	Automotive – 0.4%
2,925,000	Ford Motor Co., 4.250%, 11/15/2016	5,296,078

	Chemicals – 0.0%
332,000	RPM International, Inc., 2.250%, 12/15/2020	384,705

	Construction Machinery – 0.1%
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	810,263

	Healthcare – 0.3%
210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(g)	214,594
1,270,000	Omnicare, Inc., 3.750%, 12/15/2025	2,879,725

		3,094,319

	Home Construction – 0.1%
810,000	KB Home, 1.375%, 2/01/2019	832,275

	Independent Energy – 0.5%
1,565,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	1,467,188
3,885,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,952,987
1,090,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	1,135,644

		6,555,819

	Life Insurance – 1.8%
18,045,000	Old Republic International Corp., 3.750%, 3/15/2018	22,443,469

	Metals & Mining – 0.2%
235,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	254,094
1,745,000	United States Steel Corp., 2.750%, 4/01/2019	2,260,865

		2,514,959

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Captive Diversified – 0.1%
$550,000	Jefferies Group LLC, 3.875%, 11/01/2029	$585,406

	Packaging – 0.4%
5,310,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	5,449,387

	Pharmaceuticals – 0.0%
205,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	224,603
285,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	316,350

		540,953

	REITs – Mortgage – 0.1%
835,000	iStar Financial, Inc., 3.000%, 11/15/2016	1,178,916

	Technology – 3.6%
6,280,000	Ciena Corp., 0.875%, 6/15/2017	6,385,975
3,455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,834,841
1,783,000	Intel Corp., 2.950%, 12/15/2035	2,098,368
7,000,000	Intel Corp., 3.250%, 8/01/2039	9,786,875
329,312	Liberty Media LLC, 3.500%, 1/15/2031	174,329
480,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032	1,206,300
95,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032	235,897
17,341,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	18,999,233
1,150,000	Nuance Communications, Inc., 2.750%, 11/01/2031	1,152,156

		44,873,974

	Utility Other – 0.1%
500,000	CMS Energy Corp., 5.500%, 6/15/2029	1,081,563

	Wirelines – 0.6%
202,300	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A, (MXN)(d)(f)(g)(h)	26,083
3,040,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(d)	4,611,300
1,990,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(d)	3,059,625

		7,697,008

	Total Convertible Bonds
	(Identified Cost $78,383,586)	103,339,094

Municipals – 0.9%
	Illinois – 0.3%
4,075,000	State of Illinois, Series B, 5.520%, 4/01/2038	3,952,587

	Michigan – 0.2%
2,225,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,778,754

	Virginia – 0.4%
$7,510,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	$5,350,199

	Total Municipals
	(Identified Cost $13,791,292)	11,081,540

	Total Bonds and Notes
	(Identified Cost $969,523,434)	1,079,767,216

Senior Loans – 0.8%
	Consumer Products – 0.1%
588,804	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	583,528

	Diversified Manufacturing – 0.0%
510,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	521,475

	Media Non-Cable – 0.0%
172,971	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	129,116

	Oil Field Services – 0.3%
3,180,619	FTS International, Inc., Term Loan B, 8.500%, 5/06/2016(b)	3,233,067

	Other Utility – 0.2%
1,156,263	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	1,149,522
790,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	782,100
81,924	PowerTeam Services LLC, Delayed Draw Term Loan, 3.250%, 5/06/2020(i)	81,446
61,626	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	61,267

		2,074,335

	Supermarkets – 0.2%
2,728,839	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(b)	2,731,104

	Wirelines – 0.0%
120,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/22/2020(b)	122,640

	Total Senior Loans
	(Identified Cost $9,322,805)	9,395,265

Shares

Preferred Stocks – 2.4%

Convertible Preferred Stocks – 1.8%
	Banking – 0.3%
2,844	Bank of America Corp., Series L, 7.250%	3,254,133

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

	Electric – 0.1%
33,851	AES Trust III, 6.750%	$1,729,786

	Independent Energy – 0.3%
4,237	Chesapeake Energy Corp., 4.500%	387,728
12,055	Chesapeake Energy Corp., 5.000%	1,168,129
660	Chesapeake Energy Corp., Series A, 5.750%, 144A	737,963
11,904	SandRidge Energy, Inc., 7.000%	1,198,584

		3,492,404

	Metals & Mining – 0.2%
72,320	ArcelorMittal, 6.000%	1,734,234

	Pipelines – 0.4%
96,065	El Paso Energy Capital Trust I, 4.750%	4,904,118

	REITs – Diversified – 0.3%
30	Crown Castle International Corp., Series A, 4.500%	3,041
76,518	Weyerhaeuser Co., Series A, 6.375%	4,177,883

		4,180,924

	REITs – Healthcare – 0.0%
7,400	Health Care REIT, Inc., Series I, 6.500%	410,922

	REITs – Mortgage – 0.2%
36,130	iStar Financial, Inc., Series J, 4.500%	2,321,353

	Wirelines – 0.0%
62	Cincinnati Bell, Inc., 6.750%	2,794

	Total Convertible Preferred Stocks
	(Identified Cost $18,598,190)	22,030,668

Non-Convertible Preferred Stocks – 0.6%
	Banking – 0.2%
2,571	Ally Financial, Inc., Series G, 7.000%, 144A	2,539,345
5,000	Bank of America Corp., 6.375%	124,500
20,975	Countrywide Capital IV, 6.750%	531,716

		3,195,561

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	7,619
2,876	Entergy New Orleans, Inc., 4.750%	265,311
4,670	Union Electric Co., 4.500%	430,574

		703,504

	Government Sponsored – 0.2%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(g)	3,112,500

	Non-Captive Consumer – 0.1%
25,100	SLM Corp., Series A, 6.970%	1,223,625

	Total Non-Convertible Preferred Stocks
	(Identified Cost $6,439,667)	8,235,190

	Total Preferred Stocks
	(Identified Cost $25,037,857)	30,265,858

Common Stocks – 7.7%
	Airlines – 0.1%
14,401	United Continental Holdings, Inc.(e)	$642,717

	Automobiles – 1.2%
420,693	General Motors Co.	14,480,253

	Biotechnology – 0.8%
143,562	Vertex Pharmaceuticals, Inc.(e)	10,152,705

	Chemicals – 1.0%
62,529	PPG Industries, Inc.	12,096,860

	Containers & Packaging – 0.1%
35,353	Owens-Illinois, Inc.(e)	1,195,992
187	Rock-Tenn Co., Class A	19,741

		1,215,733

	Diversified Telecommunication Services – 0.3%
8,050	Hawaiian Telcom Holdco, Inc.(e)	229,344
241,163	Telefonica S.A., Sponsored ADR	3,807,964

		4,037,308

	Electronic Equipment, Instruments & Components – 0.3%
205,167	Corning, Inc.	4,271,577

	Oil, Gas & Consumable Fuels – 0.9%
54,259	Chesapeake Energy Corp.	1,390,115
172,008	Repsol YPF S.A., Sponsored ADR	4,401,513
70,051	Royal Dutch Shell PLC, ADR	5,117,926

		10,909,554

	Pharmaceuticals – 1.1%
160,000	Bristol-Myers Squibb Co.	8,312,000
46,464	Valeant Pharmaceuticals International, Inc.(e)	6,125,349

		14,437,349

	Semiconductors & Semiconductor Equipment – 1.7%
822,858	Intel Corp.	21,237,965

	Trading Companies & Distributors – 0.2%
23,272	United Rentals, Inc.(e)	2,209,444

	Total Common Stocks
	(Identified Cost $62,575,540)	95,691,465

Principal Amount (‡)

Short-Term Investments – 1.9%
$55,959	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2014 at 0.000% to be repurchased at $55,959 on 4/01/2014 collateralized by $65,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $61,091 including accrued interest (Note 2 of Notes to Financial Statements)	55,959

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – continued
$22,911,094	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $22,911,094 on 4/01/2014 collateralized by $20,325,000 Federal Home Loan Mortgage Corp., 4.875% due 6/13/2018 valued at $23,373,750 including accrued interest (Note 2 of Notes to Financial Statements)	$22,911,094

Total Short-Term Investments
	(Identified Cost $22,967,053)	22,967,053

Total Investments – 99.8%
	(Identified Cost $1,089,426,689)(a)	1,238,086,857
	Other assets less liabilities—0.2%	2,995,741

	Net Assets – 100.0%	$1,241,082,598

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2014, the net unrealized appreciation on investments based on a cost of $1,092,224,696 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$168,012,959
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(22,150,798)

	Net unrealized appreciation	$145,862,161

(b)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(c)	Perpetual bond with no specified maturity date.
(d)	Illiquid security. At March 31, 2014, the value of these securities amounted to $28,309,784 or 2.3% of net assets.
(e)	Non-income producing security.
(f)	Fair valued security by the Fund’s investment adviser. At March 31, 2014, the value of these securities amounted to $2,274,517 or 0.2% of net assets.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(i)	Unfunded loan commitment. Represents a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $180,148,231 or 14.5% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar

Industry Summary at March 31, 2014 (Unaudited)

Treasuries	14.6%
Banking	13.6
Technology	5.3
Wirelines	4.2
Life Insurance	4.0
Local Authorities	3.6
Electric	3.4
Non-Captive Diversified	3.4
Non-Captive Consumer	3.0
Healthcare	2.8
Automotive	2.3
Independent Energy	2.3
Metals & Mining	2.1
Airlines	2.0
Other Investments, less than 2% each	31.3
Short-Term Investments	1.9

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

Currency Exposure Summary at March 31, 2014 (Unaudited)

United States Dollar	72.9%
Canadian Dollar	10.6
New Zealand Dollar	4.0
Euro	3.6
Australian Dollar	2.3
Other, less than 2% each	6.4

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 96.4% of Net Assets

Non-Convertible Bonds – 95.9%

	Australia – 2.2%
$4,695,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A	$4,852,297
5,858,700	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	5,930,372
5,000,000	New South Wales Treasury Corp., 6.000%, 5/01/2020, (AUD)	5,151,857
24,075,000	New South Wales Treasury Corp., 6.000%, 3/01/2022, (AUD)(b)	24,959,401
4,700,000	SMART Trust/Australia, Series 2012-1USA, Class A4A, 2.010%, 12/14/2017, 144A	4,780,370
7,600,000	Westpac Banking Corp., 2.450%, 11/28/2016, 144A	7,861,592

		53,535,889

	Bermuda – 0.3%
7,075,000	Global Container Assets Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/2028, 144A	7,048,469

	Brazil – 2.0%
5,000,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	5,262,500
11,432,546	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	4,824,174
3,865,000	Itau Unibanco Holding S.A., 5.650%, 3/19/2022, 144A	3,889,156
5,967,900	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	6,191,696
12,535,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	4,985,825
5,400,000	Petrobras International Finance Co., EMTN, 6.250%, 12/14/2026, (GBP)	8,750,448
4,600,000	Republic of Brazil, 2.875%, 4/01/2021, (EUR)	6,308,671
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,892,243
3,600,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,835,717

		46,940,430

	Canada – 6.7%
6,755,000	Bombardier, Inc., 4.750%, 4/15/2019, 144A	6,755,000
5,500,000	Canadian Government, 2.750%, 6/01/2022, (CAD)	5,165,174
39,775,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(b)	37,130,529
4,734,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	4,354,381
5,151,479	Ford Auto Securitization Trust, Series 2013-R1A, Class A2, 1.676%, 9/15/2016, 144A, (CAD)	4,669,836

	Canada – continued
2,870,000	Ford Auto Securitization Trust, Series 2013-R4A, Class A2, 1.824%, 7/15/2017, 144A, (CAD)	$2,606,183
3,100,000	Master Credit Card Trust II, Series 2012-2A, Class C, 1.970%, 4/21/2017, 144A	3,101,240
12,805,000	Province of Alberta Canada, 4.000%, 12/01/2019, (CAD)	12,677,935
7,400,000	Province of British Columbia, 4.300%, 6/18/2042, (CAD)	7,294,104
9,400,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(b)	9,356,465
6,086,000	Province of Ontario, EMTN, 4.000%, 12/03/2019, (EUR)	9,661,651
9,992,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	14,650,264
11,944,000	Province of Quebec Canada, Series 169, EMTN, 3.625%, 2/10/2015, (EUR)(b)	16,915,376
6,280,000	SCG Hotel Issuer, Inc., Series 2013-CWPA, Class A2, 3.442%, 10/12/2018, 144A, (CAD)	5,839,065
8,629,000	Shaw Communications, Inc., 6.750%, 11/09/2039, (CAD)	9,346,015
4,995,000	Talisman Energy, Inc., 5.500%, 5/15/2042	4,948,052
5,870,000	Videotron Ltd., 5.375%, 6/15/2024, 144A	5,899,350

		160,370,620

	China – 0.1%
2,500,000	Baidu, Inc., 3.250%, 8/06/2018	2,552,670

	Czech Republic – 0.3%
6,000,000	CEZ AS, 4.250%, 4/03/2022, 144A	6,099,900

	Denmark – 0.2%
4,200,000	Carlsberg Breweries A/S, EMTN, 2.625%, 11/15/2022, (EUR)	5,818,820

	Finland – 1.5%
23,655,000	Finland Government Bond, 3.875%, 9/15/2017, 144A, (EUR)	36,388,422

	France – 1.3%
2,370,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	4,669,401
1,800,000	AXA S.A., EMTN, 5.125%, 7/04/2043, (EUR)(c)	2,729,095
3,135,000	BNP Paribas S.A., EMTN, 5.750%, 1/24/2022, (GBP)	5,776,502
4,000,000	Bouygues S.A., 3.641%, 10/29/2019, (EUR)	6,008,778
5,845,000	Electricite de France, 1.150%, 1/20/2017, 144A	5,835,543
6,676,000	Pernod Ricard S.A., 4.450%, 1/15/2022, 144A	6,981,995

		32,001,314

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Germany – 12.7%
21,130,000	Bundesobligation, 1.250%, 10/14/2016, (EUR)	$29,898,405
43,810,000	Bundesrepublik Deutschland, 1.750%, 7/04/2022, (EUR)	62,667,624
41,300,000	Bundesrepublik Deutschland, 2.000%, 8/15/2023, (EUR)	59,480,787
41,310,000	Bundesrepublik Deutschland, 4.250%, 7/04/2017, (EUR)(b)	64,248,087
41,390,000	Bundesrepublik Deutschland, 4.250%, 7/04/2039, (EUR)	76,846,404
1,035,000,000	Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037, (JPY)	12,032,212
800,000	Muenchener Rueckversicherungs AG, EMTN, 6.000%, 5/26/2041, (EUR)(c)	1,299,021

		306,472,540

	Hungary – 0.0%
864,000	Hungary Government International Bond, 5.375%, 3/25/2024	865,728

	Indonesia – 0.1%
4,000,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	3,385,000

	Ireland – 0.4%
6,860,000	Bank of Ireland Mortgage Bank, 1.875%, 5/13/2017, (EUR)	9,615,760

	Italy – 2.4%
1,350,000	Enel Finance International S.A., EMTN, 5.625%, 8/14/2024, (GBP)	2,435,467
2,300,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)	3,849,246
8,935,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	12,480,964
15,670,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	24,813,024
4,751,000	Republic of Italy, 6.875%, 9/27/2023	5,761,538
6,745,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	6,289,713
1,870,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,827,925
915,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	931,013

		58,388,890

	Japan – 11.5%
1,923,550,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)	19,701,148
12,336,100,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)	125,978,216
2,123,650,000	Japan Government Ten Year Bond, 1.700%, 3/20/2017, (JPY)	21,541,936

	Japan – continued
1,720,000,000	Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)	$16,620,634
1,843,000,000	Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)	19,395,863
545,000,000	Japan Government Twenty Year Bond, 2.000%, 12/20/2024, (JPY)	5,993,574
1,540,000,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)	17,158,016
3,366,450,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)	36,959,912
2,000,000	Softbank Corp., 4.625%, 4/15/2020, 144A, (EUR)	2,893,064
10,055,000	Sumitomo Mitsui Financial Group, Inc., 4.436%, 4/02/2024, 144A	10,064,341

		276,306,704

	Korea – 1.3%
56,100,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	9,318,457
440,500,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	10,018,195
3,469,065	Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.157%, 9/20/2016, 144A(c)	3,449,985
8,538,000	Korea Finance Corp., 4.625%, 11/16/2021	9,285,741

		32,072,378

	Luxembourg – 0.9%
4,519,000	ArcelorMittal, 5.000%, 2/25/2017	4,795,789
8,575,000	ArcelorMittal, 6.000%, 3/01/2021	9,143,093
4,150,000	Holcim US Finance S.a.r.l. & Cie SCS, 5.150%, 9/12/2023, 144A	4,433,943
2,905,000	INEOS Group Holdings S.A., 6.500%, 8/15/2018, (EUR)	4,202,496

		22,575,321

	Malaysia – 2.2%
175,375,000	Malaysia Government Bond, 3.314%, 10/31/2017, (MYR)(b)	53,214,806

	Mexico – 3.8%
5,000,000	Alpek S.A. de CV, 5.375%, 8/08/2023, 144A	5,162,500
7,564,986(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	60,432,160
1,050,500(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)	8,292,163
925,000(††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	7,624,542
1,247,129(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	10,810,632

		92,321,997

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Namibia – 0.2%
$3,588,000	Namibia International Bond, 5.500%, 11/03/2021, 144A	$3,758,430

	Netherlands – 1.1%
4,000,000	Allianz Finance II BV, EMTN, 5.750%, 7/08/2041, (EUR)(c)	6,381,934
4,400,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	4,372,500
3,200,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,343,200
9,270,000	Netherlands Government Bond, 2.250%, 7/15/2022, 144A, (EUR)	13,456,476

		27,554,110

	Norway – 2.5%
136,200,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	24,478,832
185,925,000	Norway Government Bond, 4.500%, 5/22/2019, (NOK)(b)	34,525,327

		59,004,159

	Philippines – 0.3%
100,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	2,302,375
259,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	5,862,080

		8,164,455

	Poland – 1.1%
45,820,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)(b)	15,801,672
5,360,000	Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	6,142,431
4,145,000	Poland Government International Bond, 3.000%, 3/17/2023	3,875,575

		25,819,678

	South Africa – 0.5%
127,260,000	Transnet SOC Ltd., 9.500%, 5/13/2021, 144A, (ZAR)	11,770,946

	Spain – 2.1%
1,000,000	Banco Bilbao Vizcaya Argentaria, S.A., 3.500%, 12/05/2017, (EUR)	1,487,683
1,600,000	Iberdrola Finanzas SAU, EMTN, 6.000%, 7/01/2022, (GBP)	3,033,194
1,250,000	Iberdrola Finanzas SAU, EMTN, 7.375%, 1/29/2024, (GBP)	2,560,693
21,990,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)(b)	36,711,195
1,410,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,524,386
950,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,149,839

	Spain – continued
1,817,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	$3,181,799

		49,648,789

	Supranationals – 0.8%
15,870,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)(b)	19,836,378

	Sweden – 0.3%
5,800,000	Nordea Bank AB, 4.250%, 9/21/2022, 144A	5,851,545

	Turkey – 0.4%
18,870,000	Akbank TAS, 7.500%, 2/05/2018, 144A, (TRY)	7,572,870
2,400,000	Arcelik AS, 5.000%, 4/03/2023, 144A	2,100,000

		9,672,870

	United Arab Emirates – 0.2%
4,996,000	IPIC GMTN Ltd., MTN, 5.000%, 11/15/2020, 144A	5,514,335

	United Kingdom – 6.2%
1,100,000	Aviva PLC, EMTN, (fixed rate to 7/05/2023, variable rate thereafter), 6.125%, 7/05/2043, (EUR)	1,738,938
3,203,000	Bank of Scotland PLC, EMTN, 4.875%, 11/08/2016, (GBP)	5,795,726
891,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	998,585
4,078,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	7,269,594
3,906,000	HSBC Bank PLC, 4.125%, 8/12/2020, 144A	4,139,598
3,175,000	HSBC Holdings PLC, 4.000%, 3/30/2022	3,297,317
3,500,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)	6,222,775
4,360,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	4,981,527
1,500,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	1,535,929
4,595,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	4,812,238
9,250,000	Standard Chartered PLC, 3.950%, 1/11/2023, 144A	8,835,988
14,005,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)(b)	23,758,670
5,516,209	United Kingdom Treasury, 4.000%, 3/07/2022, (GBP)(b)	10,222,569
8,065,917	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	15,158,506
15,013,827	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)(b)	28,762,072
10,680,599	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)(b)	21,380,215

		148,910,247

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – 30.3%
$5,950,000	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	$5,966,571
4,320,000	A10 Securitization LLC, Series 2013-2, Class A, 2.620%, 11/15/2027, 144A	4,306,776
265,000	Alcoa, Inc., 5.870%, 2/23/2022	279,431
5,145,000	Alcoa, Inc., 5.900%, 2/01/2027	5,249,289
1,410,000	Ally Financial, Inc., 2.750%, 1/30/2017	1,424,100
3,445,000	Ally Financial, Inc., 3.500%, 7/18/2016	3,548,350
6,515,000	Ally Financial, Inc., 4.750%, 9/10/2018	6,889,612
3,246,126	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	3,557,186
4,700,000	Altria Group, Inc., 4.000%, 1/31/2024	4,708,906
6,889,843	American Airlines Pass Through Trust, Series 2013-2, Class A, 4.950%, 7/15/2024, 144A	7,389,356
5,550,000	American International Group, Inc., 4.875%, 6/01/2022	6,077,372
2,705,000	Apache Corp., 4.250%, 1/15/2044	2,537,114
800,000	Apache Corp., 4.750%, 4/15/2043	804,222
6,040,000	Apple, Inc., 1.000%, 5/03/2018	5,854,874
1,554,384	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 9/15/2019, 144A	1,553,486
2,800,000	Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2, 1.040%, 1/10/2017, 144A	2,798,578
5,137,000	Avnet, Inc., 5.875%, 6/15/2020	5,666,404
6,283,000	Ball Corp., 4.000%, 11/15/2023	5,874,605
5,125,000	Bank of America Corp., 2.650%, 4/01/2019	5,141,344
13,455,000	Bank of America Corp., 4.100%, 7/24/2023	13,647,622
2,230,427	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 8/15/2017, 144A	2,239,424
7,267,000	Capital One Bank USA NA, 3.375%, 2/15/2023	7,071,176
5,750,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.780%, 8/17/2017, (EUR)(c)	7,908,834
3,200,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.780%, 8/17/2017, (EUR)(c)	4,401,438
6,993,716	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	7,024,999
6,480,000	CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class A2, 1.255%, 5/15/2030, 144A(c)	6,490,206
3,185,000	Chevron Corp., 1.718%, 6/24/2018	3,174,196
4,102,000	CHS/Community Health Systems, Inc., 5.125%, 8/15/2018	4,307,100
2,370,000	CIT Group, Inc., 4.250%, 8/15/2017	2,482,575

	United States – continued
$7,360,000	Citigroup Commercial Mortgage Trust, 3.251%, 5/10/2035, 144A	$7,138,177
4,000,000	Citigroup, Inc., 1.700%, 7/25/2016	4,045,424
9,900,000	Citigroup, Inc., 3.375%, 3/01/2023	9,573,745
2,235,000	Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 0.955%, 3/15/2029, 144A(c)	2,236,316
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A	2,500,631
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	5,584,875
370,696	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	400,351
181,095	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	192,866
3,124,253	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	3,546,028
1,907,000	Continental Resources, Inc., 4.500%, 4/15/2023	1,975,027
6,975,000	Corning, Inc., 4.700%, 3/15/2037	7,209,569
5,141,150	Countrywide Alternative Loan Trust, Series 2003-4CB, Class 1A1, 5.750%, 4/25/2033	5,342,046
5,000,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	5,026,645
1,750,000	Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A, 1.210%, 10/15/2020, 144A	1,750,754
5,722,000	Crown Castle Towers LLC, 4.523%, 1/15/2035, 144A	5,853,005
3,089,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,540,949
1,885,000	CSMC Series, Series 2010-RR1, Class 2B, 5.695%, 9/15/2040, 144A	2,029,704
4,500,000	Del Coronado Trust, Series 2013-HDC, Class A, 0.955%, 3/15/2026, 144A(c)	4,500,261
4,712,977	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	5,537,748
3,725,000	DR Horton, Inc., 3.750%, 3/01/2019	3,734,313
3,074,370	Exeter Automobile Receivables Trust, Series 2013-2A, Class A, 1.490%, 11/15/2017, 144A	3,086,095
5,470,000	Extended Stay America Trust, Series 2013-ESH5, Class A15, 1.278%, 12/05/2031, 144A	5,352,395
5,700,000	Extended Stay America Trust, Series 2013-ESH7, Class A17, 2.295%, 12/05/2031, 144A	5,475,420
3,900,000	Flagship Credit Auto Trust, Series 2013-1, Class B, 2.760%, 9/17/2018, 144A	3,945,232
3,082,474	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 1/15/2019, 144A	3,102,227

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$34,385,000	FNMA (TBA), 2.500%, 5/01/2029(d)	$34,266,803
43,095,000	FNMA (TBA), 3.000%, with various maturities from 2029 to 2044(d)(g)	41,923,552
60,640,000	FNMA (TBA), 3.500%, 4/01/2044(d)	61,000,050
4,723,000	Ford Motor Credit Co. LLC, 4.207%, 4/15/2016	5,005,450
5,000,000	Ford Motor Credit Co. LLC, 4.375%, 8/06/2023	5,158,750
50,000,000	General Electric Capital Corp., EMTN, 4.208%, 12/06/2021, (SEK)	8,203,652
5,620,000	Glencore Funding LLC, 2.500%, 1/15/2019, 144A	5,426,886
2,000,000	Goldman Sachs Group, Inc. (The), 3.625%, 2/07/2016	2,094,560
3,660,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	4,150,144
707,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	774,546
4,668,785	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	5,200,153
7,588,073	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.819%, 8/10/2045(c)	8,414,536
6,000,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class B, 1.604%, 11/08/2029, 144A(c)	6,007,512
3,311,000	HCA, Inc., 4.750%, 5/01/2023	3,273,751
577,000	HCA, Inc., 7.690%, 6/15/2025	615,948
567,000	HCA, Inc., MTN, 7.580%, 9/15/2025	598,185
3,888,980	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A	3,925,019
3,179,000	Host Hotels & Resorts LP, 4.750%, 3/01/2023	3,324,999
5,485,000	Host Hotels & Resorts LP, 5.250%, 3/15/2022	5,968,108
5,177,000	HSBC USA, Inc., 5.000%, 9/27/2020	5,645,389
5,800,000	Hyundai Capital America, 4.000%, 6/08/2017, 144A	6,183,542
3,028,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	3,344,172
3,085,000	International Lease Finance Corp., 3.875%, 4/15/2018	3,146,700
2,460,000	International Lease Finance Corp., 5.750%, 5/15/2016	2,646,050
5,500,000	International Lease Finance Corp., 5.875%, 8/15/2022	5,816,250
4,980,000	iStar Financial, Inc., 4.875%, 7/01/2018	5,104,500
5,720,000	Johnson & Johnson, 4.375%, 12/05/2033	6,000,269
7,935,000	JPMorgan Chase & Co., 3.250%, 9/23/2022	7,816,697
6,454,000	JPMorgan Chase & Co., 4.400%, 7/22/2020	6,957,018

	United States – continued
$4,000,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	$4,312,328
7,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FL4, Class B, 1.903%, 12/15/2030, 144A(c)	7,000,000
6,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.935%, 4/15/2030, 144A(c)	5,958,702
2,048,224	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.097%, 9/26/2035, 144A(c)	2,049,570
2,530,000	KB Home, 4.750%, 5/15/2019	2,548,975
2,460,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	2,579,925
3,580,000	Liberty Mutual Group, Inc., 4.250%, 6/15/2023, 144A	3,633,149
2,805,024	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A	2,883,719
4,723,000	MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.590%, 3/19/2018, (EUR)(c)	6,457,045
4,250,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	4,239,375
2,600,000	Morgan Stanley, 3.750%, 2/25/2023	2,583,519
1,100,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	1,240,566
6,000,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	6,779,220
4,400,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.819%, 8/12/2045, 144A(c)	4,842,028
1,500,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.819%, 8/15/2045, 144A(c)	1,650,692
6,300,000	Motel 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/05/2025, 144A	6,344,484
2,100,000	Newfield Exploration Co., 5.625%, 7/01/2024	2,178,750
4,980,000	Noble Energy, Inc., 5.250%, 11/15/2043	5,197,825
2,670,000	RBSCF Trust, Series 2010-RR4, Class CSCB, 5.695%, 9/16/2040, 144A	2,874,650
2,209,183	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A	2,301,655
4,000,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	4,120,760
7,679,684	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A	6,936,544
3,870,930	SNAAC Auto Receivables Trust, Series 2013-1A, Class A, 1.140%, 7/16/2018, 144A	3,878,494

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$8,000,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	$8,140,000
4,775,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	4,763,273
9,790,000	Sprint Communications, Inc., 6.000%, 11/15/2022	9,973,562
2,428,721	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	2,434,117
3,489,667	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A	3,502,680
715,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	656,353
1,545,000	Time Warner Cable, Inc., 5.250%, 7/15/2042, (GBP)	2,579,219
1,225,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	1,277,197
95,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	102,938
520,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	603,944
1,805,000	Time Warner Cable, Inc., 6.750%, 6/15/2039	2,139,328
1,350,000	Time Warner Cable, Inc., 7.300%, 7/01/2038	1,686,621
10,028,498	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	10,359,388
13,970,000	U.S. Treasury Bond, 2.875%, 5/15/2043	12,193,184
26,070,000	U.S. Treasury Note, 0.875%, 4/30/2017(e)	26,010,925
10,065,000	U.S. Treasury Note, 1.375%, 5/31/2020(e)	9,640,378
3,885,000	U.S. Treasury Note, 1.625%, 11/15/2022	3,595,144
6,325,000	US Airways Pass Through Trust, Series 2013-1, Class A, 3.950%, 5/15/2027	6,372,437
1,355,000	Verizon Communications, Inc., 2.500%, 9/15/2016	1,403,062
1,230,000	Verizon Communications, Inc., 3.450%, 3/15/2021	1,246,840
5,155,000	Verizon Communications, Inc., 5.050%, 3/15/2034	5,288,380
3,775,000	Verizon Communications, Inc., 6.400%, 9/15/2033	4,481,857
1,150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	1,259,585
6,272,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	7,004,206
5,130,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	5,424,975
3,165,000	WM Wrigley Jr. Co., 2.900%, 10/21/2019, 144A	3,193,526

	United States – continued
2,907,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	$4,155,441

		731,128,675

	Total Non-Convertible Bonds
	(Identified Cost $2,317,912,983)	2,312,610,275

Convertible Bonds – 0.5%

	United States – 0.5%
6,065,000	Intel Corp., 2.950%, 12/15/2035	7,137,747
5,985,000	Peabody Energy Corp., 4.750%, 12/15/2066	4,840,369

	Total Convertible Bonds
	(Identified Cost $11,357,471)	11,978,116

	Total Bonds and Notes
	(Identified Cost $2,329,270,454)	2,324,588,391

Shares

Preferred Stocks – 0.4%

Non-Convertible Preferred Stock – 0.2%

	United States – 0.2%
	PNC Financial Services Group, Inc. (The), 5.375%
186,207	(Identified Cost $4,655,175)	4,010,899

Convertible Preferred Stocks – 0.2%

	United States – 0.2%
12,792	Crown Castle International Corp., Series A, 4.500%	1,296,981
24,832	Dominion Resources, Inc., Series A, 6.125%	1,427,840
9,494	Dominion Resources, Inc., Series B, 6.000%	548,468
46,158	iStar Financial, Inc., Series J, 4.500%	2,965,651

		6,238,940

	Total Convertible Preferred Stocks
	(Identified Cost $5,369,258)	6,238,940

	Total Preferred Stocks
	(Identified Cost $10,024,433)	10,249,839

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – 6.7%
$33,420,328	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $33,420,328 on 4/01/2014 collateralized by $34,175,000 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $34,089,563 including accrued interest (Note 2 of Notes to Financial Statements)	$33,420,328
128,680,000	U.S. Treasury Bill, 0.050%, 7/10/2014(b)(f)	128,665,717

Total Short-Term Investments
	(Identified Cost $162,082,455)	162,086,045

Total Investments – 103.5%
	(Identified Cost $2,501,377,342)(a)	2,496,924,275
	Other assets less liabilities—(3.5)%	(84,522,089)

	Net Assets – 100.0%	$2,412,402,186

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2014, the net unrealized depreciation on investments based on a cost of $2,513,165,272 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$60,243,489
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(76,484,486)

	Net unrealized depreciation	$(16,240,997)

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or TBA transactions.
(c)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(d)	Delayed delivery. See Note 2 of Notes to Financial Statements.
(e)	All or a portion of this security has been pledged as collateral for open forward foreign currency contracts and/or as initial margin for open futures contracts.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(g)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $479,390,255 or 19.9% of net assets.
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Bond Fund – continued

At March 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	5/28/2014	Australian Dollar	5,320,000	$4,914,905	$(139,407)
Buy[2]	4/02/2014	Brazilian Real	29,850,000	13,155,575	—
Sell[2]	4/02/2014	Brazilian Real	29,850,000	13,155,575	(558,512)
Sell[2]	5/05/2014	Brazilian Real	29,850,000	13,043,111	8,923
Sell[2]	6/27/2014	British Pound	13,800,000	22,991,814	(242,376)
Sell[1]	6/05/2014	Canadian Dollar	37,810,000	34,149,575	(298,463)
Buy[1]	4/21/2014	Chilean Peso	6,250,000,000	11,374,059	455,121
Sell[3]	5/16/2014	Japanese Yen	1,680,000,000	16,280,553	107,533
Buy[4]	6/20/2014	Malaysian Ringgit	62,652,000	19,082,602	91,969
Sell[2]	6/18/2014	Mexican Peso	160,000,000	12,182,806	(197,635)
Buy[2]	6/17/2014	Philippine Peso	210,000,000	4,674,135	(42,847)
Buy[2]	6/11/2014	South Korean Won	18,476,000,000	17,296,710	130,493
Buy[1]	6/11/2014	South Korean Won	6,499,000,000	6,084,181	45,340
Sell[5]	6/18/2014	Swiss Franc	9,760,000	11,046,939	(42,192)
Sell[1]	6/17/2014	Turkish Lira	17,495,000	7,994,334	(411,879)

Total					$(1,093,932)

At March 31, 2014, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
4/07/2014	Japanese Yen	1,987,368,000	Singapore Dollar[2]	24,000,000	$(175,701)
6/04/2014	Malaysian Ringgit	240,070,000	Japanese Yen[1]	7,448,411,820	(1,006,878)
6/18/2014	Swedish Krona	50,000,000	Euro[2]	5,631,379	41,278

Total					$(1,141,301)

1 Counterparty is Credit Suisse International.

2 Counterparty is Barclays Bank PLC.

3 Counterparty is Bank of America, N.A.

4 Counterparty is JP Morgan Chase Bank, N.A.

5 Counterparty is UBS AG.

At March 31, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	6/19/2014	93	$13,435,594	$176,385

At March 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	6/19/2014	800	$106,575,000	$(515,594)

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Industry Summary at March 31, 2014 (Unaudited)

Treasuries	45.4%
Banking	8.3
Mortgage Related	5.6
Commercial Mortgage-Backed Securities	4.7
Local Authorities	4.4
Government Owned - No Guarantee	3.2
ABS Car Loan	2.3
Other Investments, less than 2% each	22.9
Short-Term Investments	6.7

Total Investments	103.5
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	(3.5)

Net Assets	100.0%

Currency Exposure Summary at March 31, 2014 (Unaudited)

United States Dollar	45.4%
Euro	21.9
Japanese Yen	11.5
British Pound	6.4
Canadian Dollar	4.1
Mexican Peso	3.6
Norwegian Krone	2.9
Malaysian Ringgit	2.2
Other, less than 2% each	5.5

Total Investments	103.5
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	(3.5)

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 97.0% of Net Assets

	Airlines – 0.5%
$130,000	United Airlines, Inc., 6.750%, 9/15/2015, 144A	$132,600

	Treasuries – 96.5%
1,435,091	U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(b)	1,464,466
3,812,795	U.S. Treasury Inflation Indexed Bond, 2.500%, 1/15/2029(b)(c)	4,630,163
13,527,766	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018(b)	13,838,485
5,262,548	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(b)	5,280,640

		25,213,754

	Total Bonds and Notes
	(Identified Cost $25,693,606)	25,346,354

Shares

Preferred Stocks – 0.5%

	Aerospace & Defense – 0.5%
2,100	United Technologies Corp., 7.500% (Identified Cost $105,000)	139,797

Notional Amount

Purchased Swaptions – 3.3%

	Interest Rate Swaptions – 3.3%
$50,000,000	1-year Interest Rate Swap Put, expiring 3/11/2015, Pay 3-month LIBOR, Receive 0.746%(d)	98,300
27,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3.440%, Receive 3-month LIBOR(e)	763,483

	Total Purchased Swaptions
	(Identified Cost $1,446,944)	861,783

Principal Amount

Short-Term Investments – 0.6%
142,814	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $142,814 on 4/01/2014 collateralized by $150,000 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $149,625 including accrued interest (Note 2 of Notes to Financial Statements)	142,814

Short-Term Investments – continued
$5,000	U.S. Treasury Bill, 0.087%, 7/03/2014(f)(g)	$4,999

	Total Short-Term Investments
	(Identified Cost $147,813)	147,813

	Total Investments – 101.4%
	(Identified Cost $27,393,363)(a)	26,495,747
	Other assets less liabilities—(1.4)%	(376,427)

	Net Assets – 100.0%	$26,119,320

Notional Amount

Written Swaptions – (1.4%)

	Interest Rate Swaptions – (1.4)%
$27,500,000	10-year Interest Rate Swap Call, expiring 6/22/2015, Pay 3-month LIBOR, Receive 3.940%(e) (Premium Received $880,000)	$(373,148)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2014, the net unrealized depreciation on investments based on a cost of $27,533,583 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$42,519
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,080,355)

	Net unrealized depreciation	$(1,037,836)

(b)	Treasury Inflation Protected Security (TIPS).
(c)	All or a portion of this security has been designated to cover the Fund’s obligations under open futures contracts or interest rate swaptions.
(d)	Counterparty is Goldman Sachs International.
(e)	Counterparty is Citibank, N.A.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(g)	Security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $132,600 or 0.5% of net assets.

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

At March 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2014	2	$237,906	$1,824

Industry Summary at March 31, 2014 (Unaudited)

Treasuries	96.5%
Purchased Swaptions	3.3
Other Investments, less than 2% each	1.0
Short-Term Investments	0.6

Total Investments	101.4
Other assets less liabilities (including open written swaptions and futures contracts)	(1.4)

Net Assets	100.0%

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 78.7% of Net Assets

Non-Convertible Bonds – 65.9%

	ABS Other – 0.1%
$770,963	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039(b)(c)	$778,673

	Aerospace & Defense – 2.4%
345,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	348,450
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	127,122
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,164,125
500,000	Ducommun, Inc., 9.750%, 7/15/2018	560,000
3,220,000	GenCorp, Inc., 7.125%, 3/15/2021	3,489,675
900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	812,250
5,200,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	5,187,000
2,610,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	2,329,425
1,580,000	TransDigm, Inc., 7.500%, 7/15/2021	1,749,850

		16,767,897

	Airlines – 2.9%
4,890,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	4,698,293
435,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	441,525
435,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	440,477
319,879	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	365,461
81,472	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	87,989
62,825	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	66,908
279,682	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	322,334
292,242	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	295,164
385,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	387,641
1,150,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	1,240,562
408,598	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	448,436
3,152,423	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014, 144A	3,286,401
Principal Amount (‡)	Description	Value (†)

	Airlines – continued
1,485,412	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,730,504
362,269	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	374,949
297,079	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	332,728
2,934,235	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	3,110,289
2,250,000	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	2,278,125
300,000	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	311,691
502,000	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	512,236

		20,731,713

	Automotive – 1.0%
1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	1,083,750
15,000	Ford Motor Co., 6.375%, 2/01/2029	17,133
95,000	Ford Motor Co., 6.625%, 2/15/2028	105,811
230,000	Ford Motor Co., 7.125%, 11/15/2025	272,781
40,000	Ford Motor Co., 7.500%, 8/01/2026	49,264
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,160,538
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,566,337

		7,255,614

	Banking – 4.9%
2,700,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	1,099,218
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(d)	1,036,237
4,520,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	4,037,228
7,410,000	HBOS PLC, 6.000%, 11/01/2033, 144A	7,686,467
9,495,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	10,757,284
11,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	951,461
1,700,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(d)	1,683,000
475,000	RBS Capital Trust A, 2.413%, (EUR)(b)(d)	628,208
80,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, (EUR)(d)	105,776
135,000	RBS Capital Trust I, 2.099%(b)(d)	130,950

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(d)	$154,200
85,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%(d)	83,725
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,643,484
105,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(d)	126,210
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(d)	1,912,961
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(d)	86,275
435,000	Societe Generale S.A., (fixed rate to 1/26/2015, variable rate thereafter), 4.196%, (EUR)(d)	604,911

		34,727,595

	Brokerage – 0.5%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	352,625
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,636,285
1,045,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,117,128
165,000	Jefferies Group LLC, 6.875%, 4/15/2021	192,133

		3,298,171

	Building Materials – 0.5%
1,350,000	Building Materials Holding Corp., 9.000%, 9/15/2018, 144A	1,488,375
670,000	Masco Corp., 6.500%, 8/15/2032	681,725
1,225,000	Owens Corning, Inc., 7.000%, 12/01/2036	1,388,966

		3,559,066

	Chemicals – 2.3%
600,000	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/01/2021, 144A	652,500
3,043,000	Hercules, Inc., 6.500%, 6/30/2029	2,677,840
3,687,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,834,480
3,190,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	3,158,100
1,405,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	1,434,856
1,824,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	1,605,120
359,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	342,845
2,641,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	2,469,335

		16,175,076

Principal Amount (‡)	Description	Value (†)

	Commercial Mortgage-Backed Securities – 0.1%
$320,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.819%, 8/10/2045(b)	$330,420

	Construction Machinery – 0.7%
439,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	451,073
4,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	4,352,400

		4,803,473

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	135,000
1,902,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	1,818,788

		1,953,788

	Consumer Products – 0.3%
2,270,000	Visant Corp., 10.000%, 10/01/2017	2,261,488

	Electric – 0.4%
655,000	AES Corp., 5.500%, 3/15/2024	650,088
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,149,500
1,000,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	1,085,000

		2,884,588

	Environmental – 0.1%
536,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020	582,900

	Food & Beverage – 0.4%
1,350,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	1,498,500
1,236,000	Wells Enterprises, Inc., 6.750%, 2/01/2020, 144A	1,279,260

		2,777,760

	Government Guaranteed – 0.9%
1,185,000	Autonomous Community of Catalonia, 4.950%, 2/11/2020, (EUR)	1,764,798
4,720,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	4,406,362

		6,171,160

	Government Owned – No Guarantee – 0.1%
75,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	599,308

	Healthcare – 3.3%
1,080,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	1,125,900
2,825,000	HCA, Inc., 5.875%, 5/01/2023	2,906,219
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,058,344
970,000	HCA, Inc., 7.500%, 12/15/2023	1,052,450
4,660,000	HCA, Inc., 7.500%, 11/06/2033	4,776,500
1,815,000	HCA, Inc., 7.690%, 6/15/2025	1,937,512
375,000	HCA, Inc., 8.360%, 4/15/2024	423,750
945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	996,975

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Healthcare – continued
$1,550,000	HCA, Inc., MTN, 7.750%, 7/15/2036	$1,581,000
540,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	539,325
7,644,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	6,879,600

		23,277,575

	Home Construction – 1.4%
300,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	313,500
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	789,390
4,885,000	Lennar Corp., 4.500%, 6/15/2019	4,970,488
400,000	Pulte Group, Inc., 6.000%, 2/15/2035	373,000
2,460,000	Pulte Group, Inc., 6.375%, 5/15/2033	2,410,800
870,000	Pulte Group, Inc., 7.875%, 6/15/2032	972,225

		9,829,403

	Independent Energy – 1.6%
150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	226,021
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(e)	48,375
400,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(e)	20,000
830,000	QEP Resources, Inc., 5.250%, 5/01/2023	825,850
3,680,000	Rex Energy Corp., 8.875%, 12/01/2020	4,066,400
2,400,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	2,454,000
3,360,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	3,561,600

		11,202,246

	Industrial Other – 0.3%
635,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	701,675
1,705,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	1,734,838

		2,436,513

	Life Insurance – 2.5%
1,600,000	American International Group, Inc., 6.250%, 3/15/2087	1,680,000
6,535,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068(d)	8,585,356
4,400,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(d)	4,647,500
280,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	366,800
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,317,950

		17,597,606

Principal Amount (‡)	Description	Value (†)

	Local Authorities – 0.8%
1,535,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	$2,187,835
100,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	118,086
905,000	City of Rome, Italy, EMTN, 5.345%, 1/27/2048, (EUR)	1,166,057
2,095,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	2,120,629

		5,592,607

	Media Cable – 0.3%
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,198,388

	Media Non-Cable – 1.7%
2,210,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	2,196,187
4,405,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	4,427,025
1,770,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	1,862,925
980,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	1,038,800
480,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	507,000
739,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	849,850
1,185,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	1,356,825

		12,238,612

	Metals & Mining – 3.0%
5,685,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	5,230,200
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	1,716,882
540,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	467,980
377,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	373,230
5,705,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	3,708,250
3,125,000	Hecla Mining Co., 6.875%, 5/01/2021	3,031,250
800,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	824,000
2,020,000	United States Steel Corp., 6.650%, 6/01/2037	1,737,200
3,680,000	United States Steel Corp., 7.500%, 3/15/2022	3,956,000

		21,044,992

	Non-Captive Consumer – 1.4%
1,000,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	845,000
875,000	SLM Corp., MTN, 7.250%, 1/25/2022	964,688
115,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	113,915
4,550,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	4,026,750

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Captive Consumer – continued
$2,015,000	Springleaf Finance Corp., 7.750%, 10/01/2021	$2,231,612
805,000	Springleaf Finance Corp., 8.250%, 10/01/2023	897,575
810,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	888,975

		9,968,515

	Non-Captive Diversified – 2.4%
5,250,000	Aircastle Ltd., 5.125%, 3/15/2021	5,256,562
250,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	225,761
970,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	857,175
3,035,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	2,718,521
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	240,000
15,000	International Lease Finance Corp., 5.875%, 8/15/2022	15,862
60,000	International Lease Finance Corp., 6.250%, 5/15/2019	66,150
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	362,847
3,980,000	iStar Financial, Inc., 4.875%, 7/01/2018	4,079,500
840,000	iStar Financial, Inc., 5.850%, 3/15/2017	903,000
885,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	928,144
1,040,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	1,102,400

		16,755,922

	Oil Field Services – 2.5%
1,790,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	1,942,150
5,215,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A	5,058,550
3,425,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	3,716,125
2,885,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022, 144A	2,935,487
3,995,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	3,935,075

		17,587,387

	Packaging – 1.1%
6,050,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	6,602,063
Principal Amount (‡)	Description	Value (†)

	Packaging – continued
600,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.000%, 4/15/2019	642,000
510,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	512,550

		7,756,613

	Pipelines – 0.2%
810,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	731,025
1,019,031	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	978,270

		1,709,295

	Property & Casualty Insurance – 0.7%
1,920,000	MBIA Insurance Corp., 11.499%, 1/15/2033, 144A(b)(f)	1,550,400
3,245,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(d)	3,406,679

		4,957,079

	Railroads – 0.7%
4,000,000	Hellenic Railways Organization S.A., EMTN, 0.560%, 5/24/2016, (EUR)(b)(c)	4,684,009
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	266,329
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	28,821

		4,979,159

	REITs – Office Property – 0.1%
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	522,740

	Retailers – 1.3%
450,000	Dillard’s, Inc., 7.000%, 12/01/2028	457,875
1,895,000	Dillard’s, Inc., 7.750%, 7/15/2026	2,032,388
125,000	Dillard’s, Inc., 7.750%, 5/15/2027	132,031
170,000	Dillard’s, Inc., 7.875%, 1/01/2023	190,400
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022(g)	1,834,651
180,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	137,250
5,055,000	Toys R Us, Inc., 7.375%, 10/15/2018	4,044,000

		8,828,595

	Sovereigns – 0.8%
1,153,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	114,437
24,214,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	2,392,625
6,561,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	675,737
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,911,327
66,455,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	450,152

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

		Sovereigns – continued
24,750,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	$168,162
32,615,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	236,469

			5,948,909

		Supermarkets – 2.5%
4,190,000		New Albertson’s, Inc., 7.450%, 8/01/2029	3,372,950
2,170,000		New Albertson’s, Inc., 7.750%, 6/15/2026	1,779,400
9,470,000		New Albertson’s, Inc., 8.000%, 5/01/2031	7,812,750
4,125,000		New Albertson’s, Inc., 8.700%, 5/01/2030	3,495,937
1,100,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	797,500

			17,258,537

		Supranational – 0.1%
4,500,000,000		European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	393,210

		Technology – 4.0%
10,465,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	9,994,075
4,210,000		Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	3,999,500
200,000		Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	211,500
2,600,000		Alcatel-Lucent USA, Inc., 8.875%, 1/01/2020, 144A	2,951,000
3,420,000		Amkor Technology, Inc., 6.375%, 10/01/2022	3,543,975
1,590,000		First Data Corp., 11.250%, 1/15/2021	1,814,588
3,190,000		First Data Corp., 11.750%, 8/15/2021	3,349,500
12,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	12,618
2,295,000		SunGard Data Systems, Inc., 6.625%, 11/01/2019	2,426,962

			28,303,718

		Textile – 0.3%
3,120,000		Jones Group, Inc. (The), 6.125%, 11/15/2034	2,379,000

		Transportation Services – 1.2%
3,285,000		APL Ltd., 8.000%, 1/15/2024(c)	3,071,475
656,623		Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(g)	668,114
289,324		Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(f)(g)(h)	379,014
127,680		Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(g)	128,484
399,542		Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(f)(g)(h)	523,399

		Transportation Services – continued
$40,344		Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(f)(g)(h)	$55,675
2,710,000		Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	2,953,900
740,000		Teekay Corp., 8.500%, 1/15/2020	841,750

			8,621,811

		Treasuries – 8.1%
1,365,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	11,832,387
15,955,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	14,331,036
1,590,000		Norway Government Bond, 4.250%, 5/19/2017, (NOK)	285,766
4,365,000		Norway Government Bond, 5.000%, 5/15/2015, (NOK)	757,398
10,000,000		U.S. Treasury Note, 0.250%, 2/29/2016	9,973,440
20,000,000		U.S. Treasury Note, 0.375%, 3/31/2016	19,978,120

			57,158,147

		Wireless – 1.0%
29,970,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	2,138,080
4,085,000		Sprint Capital Corp., 6.875%, 11/15/2028	3,962,450
475,000		Sprint Capital Corp., 6.900%, 5/01/2019	521,312
215,000		Sprint Capital Corp., 8.750%, 3/15/2032	236,500
365,000		Sprint Communications, Inc., 6.000%, 11/15/2022	371,844

			7,230,186

		Wirelines – 4.7%
205,000		Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(i)	204,231
385,000		Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	362,863
1,120,000		Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	1,710,765
1,620,000		FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	1,733,400
465,000		Frontier Communications Corp., 7.000%, 11/01/2025	462,675
4,351,000		Frontier Communications Corp., 7.875%, 1/15/2027	4,383,632
902,000		Frontier Communications Corp., 8.750%, 4/15/2022	1,029,408
2,600,000		Frontier Communications Corp., 9.000%, 8/15/2031	2,658,500
905,000		Level 3 Financing, Inc., 7.000%, 6/01/2020	980,794
200,000		Oi S.A., 5.750%, 2/10/2022, 144A	191,500
250,000		OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	358,189

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	$1,258,483
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	3,130,538
1,100,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,610,128
1,439,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,586,497
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	764,000
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,499,263
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	5,265,350
645,000	Qwest Corp., 7.250%, 9/15/2025	712,499
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,422,708
1,827,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,703,677
140,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	136,850

		33,165,950

	Total Non-Convertible Bonds
	(Identified Cost $417,828,179)	464,601,405

Convertible Bonds – 12.7%
	Automotive – 0.9%
3,530,000	Ford Motor Co., 4.250%, 11/15/2016	6,391,506

	Construction Machinery – 0.5%
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	3,677,956

	Healthcare – 0.5%
1,325,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	1,353,985
860,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	913,750
610,000	Omnicare, Inc., 3.750%, 12/15/2025	1,383,175

		3,650,910

	Home Construction – 1.0%
440,000	KB Home, 1.375%, 2/01/2019	452,100
2,295,000	Lennar Corp., 3.250%, 11/15/2021, 144A	4,086,534
215,000	Ryland Group, Inc. (The), 0.250%, 6/01/2019	202,638
2,050,000	Standard Pacific Corp., 1.250%, 8/01/2032	2,542,000

		7,283,272

	Independent Energy – 1.3%
5,585,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	5,235,937
Principal Amount (‡)	Description	Value (†)

	Independent Energy – continued
$3,395,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	$3,454,413
695,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	724,103

		9,414,453

	Life Insurance – 1.2%
6,533,000	Old Republic International Corp., 3.750%, 3/15/2018	8,125,419

	Metals & Mining – 0.4%
1,250,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,351,563
970,000	United States Steel Corp., 2.750%, 4/01/2019	1,256,756

		2,608,319

	Non-Captive Diversified – 0.3%
2,145,000	Jefferies Group LLC, 3.875%, 11/01/2029	2,283,084

	Pharmaceuticals – 0.3%
225,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	246,516
310,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	344,100
660,000	Illumina, Inc., 0.250%, 3/15/2016, 144A	1,199,550

		1,790,166

	REITs – Mortgage – 0.1%
470,000	iStar Financial, Inc., 3.000%, 11/15/2016	663,581

	Technology – 5.2%
7,895,000	Ciena Corp., 0.875%, 6/15/2017	8,028,228
4,140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	5,793,413
175,000	Ciena Corp., 4.000%, 3/15/2015, 144A	220,938
3,595,000	Intel Corp., 3.250%, 8/01/2039	5,026,259
44,906	Liberty Media LLC, 3.500%, 1/15/2031	23,772
585,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032	1,470,178
85,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032	211,066
12,934,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	14,170,814
960,000	Nuance Communications, Inc., 2.750%, 11/01/2031	961,800
230,000	SanDisk Corp., 1.500%, 8/15/2017	378,206

		36,284,674

	Textile – 0.6%
3,080,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	4,186,875

	Utility Other – 0.1%
250,000	CMS Energy Corp., 5.500%, 6/15/2029	540,781

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – 0.3%
233,700	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A, (MXN)(c)(g)(i)(j)	$30,131
1,210,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	1,835,419
400,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	556,570

		2,422,120

	Total Convertible Bonds
	(Identified Cost $65,026,448)	89,323,116

Municipals – 0.1%

	District of Columbia – 0.1%
540,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047 (Identified Cost $540,000)	659,378

	Total Bonds and Notes
	(Identified Cost $483,394,627)	554,583,899

Senior Loans – 2.0%

	Automotive – 0.2%
1,242,450	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(b)	1,245,556

	Chemicals – 0.3%
500,000	Allnex USA, Inc., 2nd Lien Term Loan, 8.250%, 4/03/2020(b)	507,500
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(b)	1,646,225

		2,153,725

	Consumer Products – 0.1%
311,720	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	308,927

	Diversified Manufacturing – 0.0%
275,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	281,187

	Food & Beverage – 0.1%
503,738	DS Waters of America, Inc., New Term Loan, 5.250%, 8/30/2020(b)	511,294

	Media Non-Cable – 0.0%
54,458	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	40,651

	Metals & Mining – 0.1%
512,200	Essar Steel Algoma, Inc., ABL Term Loan, 9.250%, 9/20/2014(b)	512,200

Principal Amount (‡)	Description	Value (†)

	Non-Captive Diversified – 0.5%
$3,558,684	Istar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(b)	$3,665,444

	Oil Field Services – 0.2%
1,452,023	FTS International, Inc., Term Loan B, 8.500%, 5/06/2016(b)	1,475,966

	Other Utility – 0.1%
397,000	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	394,685
325,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	321,750
28,250	PowerTeam Services LLC, Delayed Draw Term Loan, 3.250%, 5/06/2020(k)	28,085
21,250	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	21,127

		765,647

	Retailers – 0.1%
334,163	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(b)	322,885

	Supermarkets – 0.1%
909,613	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(b)	910,368

	Wirelines – 0.2%
742,500	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	765,176
736,709	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	738,322
65,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/22/2020(b)	66,430

		1,569,928

	Total Senior Loans
	(Identified Cost $13,461,467)	13,763,778

Shares

Common Stocks – 12.0%

	Airlines – 0.3%
52,244	United Continental Holdings, Inc.(f)	2,331,650

	Automobiles – 2.1%
465,000	Ford Motor Co.	7,254,000
206,460	General Motors Co.	7,106,353

		14,360,353

	Chemicals – 1.9%
156,958	Dow Chemical Co. (The)	7,626,589
30,167	PPG Industries, Inc.	5,836,108

		13,462,697

	Containers & Packaging – 0.2%
40,621	Owens-Illinois, Inc.(f)	1,374,208
2,452	Rock-Tenn Co., Class A	258,858

		1,633,066

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Diversified Telecommunication Services – 0.3%
2,627	Hawaiian Telcom Holdco, Inc.(f)	$74,843
117,962	Telefonica S.A., Sponsored ADR	1,862,620

		1,937,463

	Electronic Equipment, Instruments & Components – 3.3%
1,119,766	Corning, Inc.	23,313,528

	Food Products – 0.0%
3,100	ConAgra Foods, Inc.	96,193

	Household Durables – 0.0%
6,775	KB Home	115,107

	Oil, Gas & Consumable Fuels – 0.7%
2,846	Chesapeake Energy Corp.	72,915
82,985	Repsol YPF S.A., Sponsored ADR	2,123,503
33,796	Royal Dutch Shell PLC, ADR	2,469,136

		4,665,554

	Pharmaceuticals – 1.4%
64,900	Bristol-Myers Squibb Co.	3,371,555
50,621	Valeant Pharmaceuticals International, Inc.(f)	6,673,366

		10,044,921

	REITs – Apartments – 0.1%
6,185	Apartment Investment & Management Co., Class A	186,911
32,565	Associated Estates Realty Corp.	551,651

		738,562

	REITs – Shopping Centers – 0.0%
7,868	DDR Corp.	129,665

	Semiconductors & Semiconductor Equipment – 1.4%
372,408	Intel Corp.	9,611,851

	Trading Companies & Distributors – 0.3%
20,913	United Rentals, Inc.(f)	1,985,480

	Total Common Stocks
	(Identified Cost $53,888,681)	84,426,090

Preferred Stocks – 2.3%

Convertible Preferred Stocks – 1.3%

	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	161,874

	Electric – 0.1%
17,119	AES Trust III, 6.750%	874,781

	Independent Energy – 0.2%
5,543	Chesapeake Energy Corp., 5.000%	537,116
190	Chesapeake Energy Corp., Series A, 5.750%, 144A	212,444
3,552	SandRidge Energy, Inc., 7.000%	357,642

		1,107,202

Shares	Description	Value (†)

	Metals & Mining – 0.3%
68,880	ArcelorMittal, 6.000%	$1,651,743
27,225	Cliffs Natural Resources, Inc., 7.000%	564,374

		2,216,117

	Pipelines – 0.4%
54,200	El Paso Energy Capital Trust I, 4.750%	2,766,910

	REITs – Diversified – 0.3%
15	Crown Castle International Corp., Series A, 4.500%	1,521
35,615	Weyerhaeuser Co., Series A, 6.375%	1,944,579

		1,946,100

	Wirelines – 0.0%
35	Cincinnati Bell, Inc., 6.750%	1,577

	Total Convertible Preferred Stocks
	(Identified Cost $8,130,920)	9,074,561

Non-Convertible Preferred Stocks – 1.0%
	Banking – 0.7%
4,153	Ally Financial, Inc., Series G, 7.000%, 144A	4,101,866
18,000	Bank of America Corp., 6.375%	448,200
7,075	Countrywide Capital IV, 6.750%	179,352

		4,729,418

	Home Construction – 0.2%
96,887	Hovnanian Enterprises, Inc., 7.625%(f)	1,395,173

	Non-Captive Consumer – 0.1%
12,475	SLM Corp., Series A, 6.970%	608,156

	Non-Captive Diversified – 0.0%
5,300	iStar Financial, Inc., Series F, 7.800%	125,610
2,575	iStar Financial, Inc., Series G, 7.650%	60,641

		186,251

	REITs – Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	193,204

	Total Non-Convertible Preferred Stocks
	(Identified Cost $4,930,796)	7,112,202

	Total Preferred Stocks
	(Identified Cost $13,061,716)	16,186,763

Warrants – 0.0%
34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(f)(g) (Identified Cost $0)	—

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – 2.9%
$92,763	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2014 at 0.000% to be repurchased at $92,763 on 4/01/2014 collateralized by $105,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $98,685 including accrued interest (Note 2 of Notes to Financial Statements)	$92,763
20,716,672	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2013 at 0.000% to be repurchased at $20,716,672 on 4/01/2014 collateralized by $21,185,000 U.S. Treasury Note, 1.50% due 8/31/2018 valued at $21,132,038 including accrued interest (Note 2 of Notes to Financial Statements)	20,716,672

Total Short-Term Investments
	(Identified Cost $20,809,435)	20,809,435

Total Investments – 97.9%
	(Identified Cost $584,615,926)(a)	689,769,965
	Other assets less liabilities—2.1%	14,868,517

	Net Assets – 100.0%	$704,638,482

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2014, the net unrealized appreciation on investments based on a cost of $584,919,623 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$112,312,102
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,461,760)

	Net unrealized appreciation	$104,850,342

(b)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(c)	Illiquid security. At March 31, 2014, the value of these securities amounted to $15,112,157 or 2.1% of net assets.
(d)	Perpetual bond with no specified maturity date.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Fair valued security by the Fund’s investment adviser. At March 31, 2014, the value of these securities amounted to $3,619,468 or 0.5% of net assets.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(k)	Unfunded loan commitment. Represents a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $133,851,589 or 19.0% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar

Industry Summary at March 31, 2014 (Unaudited)

Technology	9.2%
Treasuries	8.1
Banking	5.6
Wirelines	5.2
Chemicals	4.5
Healthcare	3.8
Metals & Mining	3.8
Life Insurance	3.7
Electronic Equipment, Instruments & Components	3.3
Airlines	3.2
Non-Captive Diversified	3.2
Independent Energy	3.1
Oil Field Services	2.7
Home Construction	2.6
Supermarkets	2.6
Aerospace & Defense	2.4
Automotive	2.1
Automobiles	2.1
Other Investments, less than 2% each	23.8
Short-Term Investments	2.9

Total Investments	97.9
Other assets less liabilities	2.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 95.9% of Net Assets

	ABS Car Loan – 7.4%
$195,000	Ally Master Owner Trust, Series 2014-1, Class A2, 1.290%, 1/15/2019	$194,797
160,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.660%, 9/10/2018	160,527
100,000	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class B, 1.520%, 1/08/2019	99,463
100,000	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/08/2019	99,695
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	209,480
290,000	California Republic Auto Receivables Trust, Series 2013-2, Class A2, 1.230%, 3/15/2019	290,592
115,000	California Republic Auto Receivables Trust, Series 2014-1, Class A3, 0.850%, 5/15/2018	115,051
285,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class A3, 0.790%, 6/20/2017	285,131
265,000	Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.310%, 12/20/2017	267,049
125,000	Capital Auto Receivables Asset Trust, Series 2014-1, Class A2, 0.960%, 4/20/2017	125,169
30,365	CarFinance Capital Auto Trust, Series 2013-1A, Class A, 1.650%, 7/17/2017, 144A	30,473
65,000	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/2018, 144A	64,557
105,000	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/2018	105,054
100,000	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/2018	99,655
159,169	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	159,813
250,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	250,855
155,000	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	155,604
210,000	First Investors Auto Owner Trust, Series 2013-3A, Class A3, 1.440%, 10/15/2019, 144A	210,310
251,920	Flagship Credit Auto Trust, Series 2013-1, Class A, 1.320%, 4/16/2018, 144A	252,047
100,000	Prestige Auto Receivables Trust, Series 2014-1A, Class A2, 0.970%, 3/15/2018, 144A	99,991
215,000	Santander Drive Auto Receivables Trust, Series 2013-1, Class A3, 0.620%, 6/15/2017	215,179
165,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.190%, 5/15/2018	165,509
385,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class B, 2.160%, 1/15/2020	394,288
190,000	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	190,285
200,000	SMART Trust/Australia, Series 2013-1US, Class A4A, 1.050%, 10/14/2018	198,133
260,000	SMART Trust/Australia, Series 2013-2US, Class A4A, 1.180%, 2/14/2019	257,842

		4,696,549

	ABS Credit Card – 1.3%
$260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	$261,316
560,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	577,556

		838,872

	ABS Home Equity – 0.7%
73,622	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.190%, 7/25/2021(b)	70,053
39,869	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035	40,702
125,098	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A	130,335
187,544	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.614%, 6/25/2035(b)	189,892

		430,982

	ABS Other – 2.8%
210,000	Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2, 1.040%, 1/10/2017, 144A	209,893
85,495	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	84,955
390,000	GE Dealer Floorplan Master Note Trust, Series 2012-3, Class A, 0.647%, 6/20/2017(b)	391,272
280,662	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	280,302
430,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	437,525
200,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	199,509
173,542	TAL Advantage LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	173,389

		1,776,845

	ABS Student Loan – 2.0%
75,637	Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1, 0.757%, 9/20/2022(b)	75,590
550,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.039%, 7/25/2025(b)	551,942
650,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.239%, 7/25/2025(b)	656,480

		1,284,012

	Aerospace & Defense – 0.1%
60,000	Rockwell Collins, Inc., 0.583%, 12/15/2016(b)	60,033

	Airlines – 0.2%
129,307	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	151,289

	Automotive – 1.0%
500,000	Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	630,498

	Banking – 7.8%
215,000	Abbey National Treasury Services PLC/Stamford, 4.000%, 3/13/2024	216,853
330,000	Bank of America Corp., 1.279%, 1/15/2019(b)	333,693
250,000	Bank of America Corp., 2.650%, 4/01/2019	250,797
115,000	Bank of America Corp., 6.000%, 9/01/2017	130,464

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$55,000	Bank of Montreal, MTN, 1.400%, 9/11/2017	$54,727
215,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 2.300%, 3/10/2019, 144A	214,286
330,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018(c)	392,830
130,000	BNP Paribas, S.A., 5.000%, 1/15/2021	144,292
182,000	Citigroup, Inc., 6.010%, 1/15/2015	189,696
275,000	Goldman Sachs Group, Inc. (The), 4.000%, 3/03/2024	273,781
290,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/2018	328,421
200,000	HSBC Holdings PLC, 4.250%, 3/14/2024	200,246
275,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	315,621
130,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	153,310
245,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	281,254
435,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018(c)	507,106
40,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	42,670
275,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	274,045
310,000	Sumitomo Mitsui Financial Group, Inc., 4.436%, 4/02/2024, 144A	310,288
150,000	Wells Fargo & Co., 3.676%, 6/15/2016	159,051
190,000	Wells Fargo & Co., MTN, 3.500%, 3/08/2022	193,903

		4,967,334

	Building Materials – 0.1%
30,000	Masco Corp., 7.125%, 3/15/2020	34,650

	Chemicals – 0.8%
245,000	CF Industries, Inc., 7.125%, 5/01/2020	291,294
140,000	Eastman Chemical Co., 4.500%, 1/15/2021	147,221
90,000	Methanex Corp., 3.250%, 12/15/2019	89,851

		528,366

	Collateralized Mortgage Obligations – 10.4%
725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021	781,490
570,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023	577,863
420,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	430,059
1,035,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019(c)	1,040,186
360,000	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	360,255
1,460,000	FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.883%, 5/25/2019	1,444,550
1,135,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019(c)	1,112,575
	Collateralized Mortgage Obligations – continued
$418,037	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.504%, 4/25/2019(b)	$417,595
140,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	145,138
260,197	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.606%, 10/07/2020(b)	261,727

		6,571,438

	Commercial Mortgage-Backed Securities – 15.2%
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	43,533
425,000	CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class A2, 1.255%, 5/15/2030, 144A(b)	425,669
95,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	93,414
125,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A4, 4.046%, 10/10/2046	129,119
295,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046	296,591
95,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	98,644
260,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	267,390
230,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	236,888
316,908	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.678%, 6/15/2039(b)	345,077
360,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	397,271
305,000	GP Portfolio Trust, Series 2014-GPP, Class A, 1.104%, 2/15/2027, 144A(b)	305,172
325,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	361,989
375,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	410,827
300,698	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.819%, 8/10/2045(b)	333,448
380,000	GS Mortgage Securities Corp. II, Series 2013-GC13, Class A5, 4.040%, 7/10/2046(b)	398,080
275,000	GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	290,155
610,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.004%, 11/08/2029, 144A(b)	611,751
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	308,211
265,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A, 3.680%, 4/10/2047	272,947
315,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FL4, Class A, 1.103%, 12/15/2030, 144A(b)	315,000

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$410,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.815%, 6/15/2049(b)	$453,294
210,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	230,312
237,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	260,963
295,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	304,065
400,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	442,146
125,000	SCG Trust, Series 2013-SRP1, Class A, 1.555%, 11/15/2026, 144A(b)	125,207
410,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.724%, 6/15/2049(b)	451,943
555,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	535,344
425,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.218%, 7/15/2046	447,223
200,000	WFRBS Commercial Mortgage Trust, Series 2004-C19, Class A3, 3.660%, 3/15/2047	205,995
235,000	WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5, 4.045%, 3/15/2047	241,713

		9,639,381

	Construction Machinery – 0.6%
280,000	John Deere Capital Corp., MTN, 1.950%, 3/04/2019	276,990
115,000	John Deere Capital Corp., MTN, 2.000%, 1/13/2017	117,667

		394,657

	Consumer Cyclical Services – 0.4%
30,000	Western Union Co. (The), 2.375%, 12/10/2015	30,698
75,000	Western Union Co. (The), 3.350%, 5/22/2019	74,538
130,000	Western Union Co. (The), 3.650%, 8/22/2018	133,545

		238,781

	Diversified Manufacturing – 0.2%
90,000	Snap-On, Inc., 4.250%, 1/15/2018	96,723

	Electric – 1.8%
260,000	Dominion Resources, Inc., 1.950%, 8/15/2016	264,902
120,000	Duke Energy Indiana, Inc., 0.592%, 7/11/2016(b)	119,947
145,000	Duke Energy Progress, Inc., 0.435%, 3/06/2017(b)	144,875
130,000	Exelon Generation Co. LLC, 4.000%, 10/01/2020	133,507
295,000	Georgia Power Co., 0.553%, 3/15/2016(b)	294,742
220,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	207,900

		1,165,873

	Entertainment – 0.4%
$215,000	Time Warner, Inc., 4.875%, 3/15/2020	$237,042

	Environmental – 0.1%
90,000	Waste Management, Inc., 6.375%, 3/11/2015	94,701

	Food & Beverage – 1.1%
10,000	Anheuser-Busch Cos. LLC, 5.000%, 3/01/2019	11,148
335,000	Coca-Cola Co. (The), 3.200%, 11/01/2023	329,437
350,000	Coca-Cola Co. (The), 3.300%, 9/01/2021	359,638

		700,223

	Government Owned – No Guarantee – 0.6%
180,000	Petrobras Global Finance BV, 3.250%, 3/17/2017	180,559
245,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	224,180

		404,739

	Healthcare – 2.5%
75,000	Baxter International, Inc., 1.850%, 1/15/2017	76,291
280,000	Express Scripts, Inc., 3.125%, 5/15/2016	291,708
205,000	Life Technologies Corp., 6.000%, 3/01/2020	235,905
330,000	McKesson Corp., 3.250%, 3/01/2016	343,826
170,000	Medtronic, Inc., 3.625%, 3/15/2024	170,698
40,000	Quest Diagnostics, Inc., 4.700%, 4/01/2021	42,510
105,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	112,420
285,000	Stryker Corp., 2.000%, 9/30/2016	292,493

		1,565,851

	Hybrid ARMs – 1.6%
96,899	FHLMC, 2.366%, 1/01/2035(b)	103,291
308,110	FHLMC, 2.620%, 5/01/2036(b)	331,889
196,454	FNMA, 2.447%, 2/01/2039(b)	209,585
345,534	FNMA, 2.520%, 4/01/2037(b)	368,300

		1,013,065

	Independent Energy – 1.4%
100,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	110,946
110,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	125,930
200,000	Encana Corp., 6.500%, 5/15/2019	234,192
115,000	Newfield Exploration Co., 5.750%, 1/30/2022	122,187
295,000	Occidental Petroleum Corp., 1.750%, 2/15/2017	298,898

		892,153

	Integrated Energy – 0.8%
115,000	BP Capital Markets PLC, 1.375%, 11/06/2017	114,543
135,000	BP Capital Markets PLC, 4.500%, 10/01/2020	146,857
230,000	Total Capital S.A., 4.450%, 6/24/2020	252,892

		514,292

	Life Insurance – 0.7%
125,000	American International Group, Inc., 4.875%, 9/15/2016	136,375
160,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	178,551
30,000	Lincoln National Corp., 4.300%, 6/15/2015	31,203
70,000	Unum Group, 5.625%, 9/15/2020	78,772

		424,901

	Media Cable – 0.8%
170,000	Cox Enterprises, Inc., 7.375%, 7/15/2027, 144A	202,875
325,000	NBCUniversal Enterprise, Inc., 0.776%, 4/15/2016, 144A(b)	325,870

		528,745

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – 2.0%
$140,000	Alcoa, Inc., 6.750%, 7/15/2018	$159,668
145,000	Allegheny Technologies, Inc., 5.950%, 1/15/2021	153,048
265,000	ArcelorMittal, 10.350%, 6/01/2019	335,556
280,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	282,135
35,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	35,040
85,000	Rio Tinto Finance USA Ltd., 3.500%, 11/02/2020	87,052
115,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/2022	115,043
85,000	Teck Resources Ltd., 4.500%, 1/15/2021	87,578

		1,255,120

	Mortgage Related – 7.3%
77,574	FHLMC, 3.000%, with various maturities from 2026 to 2027(d)	79,684
1,261	FHLMC, 6.500%, 1/01/2024	1,413
177	FHLMC, 8.000%, 7/01/2025	206
48,177	FNMA, 3.000%, 7/01/2027	49,545
628	FNMA, 6.000%, 9/01/2021	664
244	FNMA, 7.500%, 6/01/2016	253
230	FNMA, 8.000%, 6/01/2015	235
308,020	GNMA, 4.312%, 2/20/2063	336,357
594,413	GNMA, 4.356%, 2/20/2063	649,773
242,798	GNMA, 4.496%, 10/20/2062	266,394
522,724	GNMA, 4.500%, 4/20/2063	575,155
292,742	GNMA, 4.505%, 4/20/2063	321,983
337,230	GNMA, 4.514%, 5/20/2062	369,228
328,593	GNMA, 4.520%, 5/20/2062	359,202
303,599	GNMA, 4.549%, 3/20/2063	334,599
333,369	GNMA, 4.560%, 3/20/2062	364,414
214,090	GNMA, 4.567%, 7/20/2062	235,194
347,571	GNMA, 4.575%, 2/20/2063	383,034
246,580	GNMA, 4.604%, 6/20/2062	270,795
3,823	GNMA, 6.500%, 12/15/2023	4,346
683	GNMA, 8.500%, 9/15/2022	698
2,299	GNMA, 9.500%, 1/15/2019	2,548

		4,605,720

	Non-Captive Consumer – 0.4%
225,000	SLM Corp., MTN, 6.250%, 1/25/2016	241,875

	Non-Captive Diversified – 1.3%
465,000	General Electric Capital Corp., 5.500%, 1/08/2020(c)	535,078
280,000	International Lease Finance Corp., 2.183%, 6/15/2016(b)	282,100

		817,178

	Oil Field Services – 1.1%
235,000	Nabors Industries, Inc., 5.000%, 9/15/2020	250,833
75,000	Pride International, Inc., 8.500%, 6/15/2019	94,712
100,000	Rowan Cos., Inc., 5.000%, 9/01/2017	108,880
240,000	Transocean, Inc., 6.500%, 11/15/2020	269,503

		723,928

	Pharmaceuticals – 1.1%
165,000	Eli Lilly & Co., 1.950%, 3/15/2019	163,674
215,000	Gilead Sciences, Inc., 3.700%, 4/01/2024	215,090
290,000	Mylan, Inc., 4.200%, 11/29/2023	291,019

		669,783

	Pipelines – 1.8%
$140,000	Energy Transfer Partners LP, 4.650%, 6/01/2021	$147,174
280,000	Enterprise Products Operating LLC, 1.250%, 8/13/2015	281,853
175,000	Kinder Morgan Energy Partners LP, 4.150%, 3/01/2022	177,182
120,000	NiSource Finance Corp., 6.125%, 3/01/2022	138,246
175,000	Questar Corp., 2.750%, 2/01/2016	180,596
225,000	Williams Partners LP, 5.250%, 3/15/2020	247,738

		1,172,789

	Property & Casualty Insurance – 0.7%
260,000	Berkshire Hathaway Finance Corp., 1.600%, 5/15/2017	263,180
155,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	162,759

		425,939

	Railroads – 1.3%
285,000	Canadian National Railway Co., 1.450%, 12/15/2016	288,178
230,000	CSX Corp., 3.700%, 10/30/2020	237,988
30,000	CSX Corp., 6.150%, 5/01/2037	35,819
240,000	Union Pacific Corp., 3.646%, 2/15/2024	239,236

		801,221

	REITs – Healthcare – 0.1%
35,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	33,308

	Sovereigns – 0.3%
150,000	Mexico Government International Bond, 5.625%, 1/15/2017	166,875

	Supranational – 0.3%
220,000	Nordic Investment Bank, 0.500%, 4/14/2016	219,855

	Technology – 1.6%
275,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	316,193
165,000	Apple, Inc., 1.000%, 5/03/2018	159,943
275,000	Hewlett-Packard Co., 4.300%, 6/01/2021	287,498
25,000	Jabil Circuit, Inc., 8.250%, 3/15/2018	29,875
205,000	Pitney Bowes, Inc., 4.625%, 3/15/2024	203,552

		997,061

	Tobacco – 0.9%
105,000	Altria Group, Inc., 2.850%, 8/09/2022	98,532
150,000	Altria Group, Inc., 4.750%, 5/05/2021	163,700
285,000	Philip Morris International, Inc., 2.500%, 5/16/2016	295,711
40,000	Philip Morris International, Inc., 4.500%, 3/26/2020	43,832

		601,775

	Treasuries – 11.0%
3,110,000	U.S. Treasury Note, 0.625%, 2/15/2017	3,090,320
1,860,000	U.S. Treasury Note, 1.500%, 1/31/2019	1,843,725
245,000	U.S. Treasury Note, 1.500%, 2/28/2019	242,550
215,000	U.S. Treasury Note, 2.000%, 2/28/2021	210,919
1,555,000	U.S. Treasury Note, 2.750%, 2/15/2024	1,558,402

		6,945,916

	Wireless – 0.7%
250,000	America Movil SAB de CV, 3.625%, 3/30/2015	257,000
185,000	Vodafone Group PLC, 2.950%, 2/19/2023	173,447

		430,447

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Wirelines – 1.2%
$220,000	British Telecommunications PLC, 1.625%, 6/28/2016	$222,885
295,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	318,932
220,000	Verizon Communications, Inc., 3.450%, 3/15/2021	223,012

		764,829

	Total Bonds and Notes
`	(Identified Cost $60,223,979)	60,755,614

Short-Term Investments – 5.2%
3,230,828	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $3,230,828 on 4/01/2014 collateralized by $2,870,000 Federal Home Loan Mortgage Corp., 4.875% due 6/13/2018 valued at $3,300,500 including accrued interest (Note 2 of Notes to Financial Statements)	3,230,828
35,000	U.S. Treasury Bill, 0.075%, 8/21/2014(e)(f)	34,992

	Total Short-Term Investments
	(Identified Cost $3,265,818)	3,265,820

	Total Investments – 101.1%
	(Identified Cost $63,489,797)(a)	64,021,434
	Other assets less liabilities—(1.1)%	(701,998)

	Net Assets – 100.0%	$63,319,436

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2014, the net unrealized appreciation on investments based on a cost of $63,714,931 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$772,694
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(466,191)

	Net unrealized appreciation	$306,503

(b)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(c)	All or a portion of this security has been designated to cover the Fund’s obligations under open futures contracts.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	A portion of this security has been pledged as initial margin for open futures contracts.

144A	A portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $6,367,412 or 10.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

At March 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2014	7	$832,672	$6,386
10 Year U.S. Treasury Note	6/19/2014	6	741,000	6,089

Total				$12,475

Industry Summary at March 31, 2014 (Unaudited)

Commercial Mortgage-Backed Securities	15.2%
Treasuries	11.0
Collateralized Mortgage Obligations	10.4
Banking	7.8
ABS Car Loan	7.4
Mortgage Related	7.3
ABS Other	2.8
Healthcare	2.5
ABS Student Loan	2.0
Metals & Mining	2.0
Other Investments, less than 2% each	27.5
Short-Term Investments	5.2

Total Investments	101.1
Other assets less liabilities (including open futures contracts)	(1.1)

Net Assets	100.0%

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 88.2% of Net Assets

Non-Convertible Bonds – 83.8%

	ABS Credit Card – 0.1%
$759,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	$806,487

	ABS Home Equity – 0.0%
106,463	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.477%, 7/25/2035(b)	102,512

	ABS Other – 1.3%
1,262,260	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,273,622
3,149,821	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(c)	3,102,574
688,177	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	694,631
626,281	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	714,733
526,006	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	513,149
1,293,114	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	1,353,774

		7,652,483

	Aerospace & Defense – 0.1%
410,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	768,296

	Airlines – 3.7%
380,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	385,700
583,745	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	588,123
6,099,937	American Airlines Pass Through Trust, Series 2013-2, Class A, 4.950%, 7/15/2024, 144A	6,542,182
118,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	124,195
839,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	884,096
242,990	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	277,617
714,631	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	811,106
2,941,812	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	3,368,375
114,868	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	122,622
1,038,180	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	1,196,503

	Airlines – continued
$2,698,210	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	$3,156,906
1,200,564	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	1,341,631
2,185,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	2,197,739
574,298	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	667,622
1,127,118	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,180,656

		22,845,073

	Automotive – 0.6%
1,310,000	Cummins, Inc., 5.650%, 3/01/2098	1,358,445
2,023,000	Ford Motor Co., 6.375%, 2/01/2029	2,310,650

		3,669,095

	Banking – 13.1%
74,000	Ally Financial, Inc., 8.000%, 12/31/2018	88,245
2,027,000	Associates Corp. of North America, 6.950%, 11/01/2018	2,412,748
2,505,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	1,019,830
130,000	Bank of America Corp., 5.420%, 3/15/2017	143,228
800,000	Bank of America Corp., 5.490%, 3/15/2019	888,594
683,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	658,473
400,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	441,058
750,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	923,079
2,100,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,004,356
100,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	90,214
140,000	Citigroup, Inc., 5.875%, 2/22/2033	148,901
1,909,000	Citigroup, Inc., 6.125%, 8/25/2036	2,088,490
3,545,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,166,366
171,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.375%, 1/19/2017	181,291
1,010,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	1,045,980
4,099,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	3,793,920
6,050,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, 144A, (CAD)	5,464,702
4,270,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	4,891,366
660,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	736,387
3,113,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	3,526,848

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
300,000	JPMorgan Chase & Co., EMTN, 1.048%, 5/30/2017, (GBP)(b)	$487,591
5,310,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	459,296
4,988,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	5,578,460
178,000	Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015	184,137
1,291,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,412,299
100,000	Morgan Stanley, 0.719%, 10/15/2015(b)	100,047
2,501,000	Morgan Stanley, 2.125%, 4/25/2018	2,495,520
665,000	Morgan Stanley, 2.500%, 1/24/2019	663,148
100,000	Morgan Stanley, 3.750%, 2/25/2023	99,366
2,262,000	Morgan Stanley, 5.500%, 7/24/2020	2,552,610
1,355,000	Morgan Stanley, 5.750%, 1/25/2021	1,552,005
1,518,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	1,551,201
1,518,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	1,501,701
5,992,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	5,931,259
2,202,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,611,268
400,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	386,581
1,215,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	1,381,969
455,000	Morgan Stanley, Series F, MTN, 0.687%, 10/18/2016(b)	453,865
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	449,918
905,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	926,678
2,695,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,822,412
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	72,267
304,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	477,684
76,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	106,621
200,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	215,800
626,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	667,784
100,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	148,020
300,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	315,030
300,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	305,630
1,500,000	Societe Generale S.A., (fixed rate to 12/19/2017, variable rate thereafter), 6.999%, (EUR)(d)	2,327,367
3,796,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	4,215,914

	Banking – continued
$200,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	$226,524
3,416,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	3,522,238

		79,916,286

	Brokerage – 1.2%
1,294,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	1,345,760
581,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)	614,233
2,061,000	Jefferies Group LLC, 5.125%, 1/20/2023	2,166,144
934,000	Jefferies Group LLC, 6.250%, 1/15/2036	946,310
437,000	Jefferies Group LLC, 6.450%, 6/08/2027	467,163
80,000	Jefferies Group LLC, 6.875%, 4/15/2021	93,155
1,162,000	Jefferies Group LLC, 8.500%, 7/15/2019	1,428,041

		7,060,806

	Building Materials – 1.2%
892,000	Masco Corp., 4.800%, 6/15/2015	925,450
554,000	Masco Corp., 5.850%, 3/15/2017	609,400
1,287,000	Masco Corp., 6.125%, 10/03/2016	1,412,483
1,010,000	Masco Corp., 6.500%, 8/15/2032	1,027,675
285,000	Masco Corp., 7.750%, 8/01/2029	318,293
2,505,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	921,849
191,000	Owens Corning, Inc., 6.500%, 12/01/2016	210,907
1,712,000	Owens Corning, Inc., 7.000%, 12/01/2036	1,941,151

		7,367,208

	Chemicals – 0.2%
140,000	Methanex Corp., 5.250%, 3/01/2022	151,592
744,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	788,687

		940,279

	Collateralized Mortgage Obligations – 0.1%
512,433	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	566,247
10,573	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020	11,607

		577,854

	Commercial Mortgage-Backed Securities – 3.3%
121,466	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.182%, 9/10/2047(b)	128,206
455,496	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	494,088
270,374	Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	295,277
308,978	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.716%, 6/11/2040(b)	345,637
6,548	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	6,549

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$800,914	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	$876,529
2,120,148	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.678%, 6/15/2039(b)	2,308,603
1,541,096	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.971%, 9/15/2039(b)	1,684,406
520,025	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	573,864
2,372,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	2,719,045
1,138,741	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,268,344
582,773	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	599,154
242,113	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.819%, 8/10/2045(b)	268,483
827,485	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.815%, 6/15/2049(b)	914,863
1,066,620	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,169,787
325,288	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	334,975
283,187	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.833%, 6/15/2038(b)	308,626
296,073	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	323,483
178,403	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.868%, 6/12/2046(b)	193,876
265,706	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	275,203
320,945	Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	333,890
189,790	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	209,787
607,328	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.281%, 1/11/2043(b)	699,129
303,664	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	332,600

	Commercial Mortgage-Backed Securities – continued
3,515,000	West Edmonton Mall Property, Inc., 4.309%, 2/13/2024, (CAD)	$3,228,045
189,790	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.549%, 3/15/2044, 144A(b)	194,614

		20,087,063

	Consumer Products – 0.2%
459,000	Hasbro, Inc., 6.600%, 7/15/2028	512,113
592,000	Snap-on, Inc., 6.700%, 3/01/2019	691,857

		1,203,970

	Electric – 2.5%
985,000	Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039, 144A	972,454
1,025,015	Bruce Mansfield Unit, 6.850%, 6/01/2034	1,113,105
468,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	502,411
421,000	Commonwealth Edison Co., 4.700%, 4/15/2015	437,777
2,581,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,697,145
607,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	658,595
450,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	899,136
759,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	920,549
683,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	748,821
4,109,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,292,878
531,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	601,830
875,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,466,225
150,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	151,962

		15,462,888

	Financial Other – 0.4%
1,898,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	2,636,590

	Government Guaranteed – 1.0%
760,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	708,914
5,314,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	4,814,133
736,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	687,094

		6,210,141

	Government Owned – No Guarantee – 1.0%
1,947,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	2,326,665
3,420,000	DP World Ltd., 6.850%, 7/02/2037, 144A	3,698,730

		6,025,395

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Health Insurance – 0.0%
$15,000	CIGNA Corp., 7.875%, 5/15/2027	$19,154

	Healthcare – 1.0%
649,000	Boston Scientific Corp., 6.000%, 1/15/2020	744,896
1,788,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	2,018,580
42,000	HCA, Inc., 5.875%, 3/15/2022	45,255
2,327,000	HCA, Inc., 5.875%, 5/01/2023	2,393,901
72,000	HCA, Inc., 6.375%, 1/15/2015	74,700
76,000	HCA, Inc., 7.050%, 12/01/2027	75,525
144,000	HCA, Inc., 7.190%, 11/15/2015	156,240
57,000	HCA, Inc., 7.500%, 12/15/2023	61,845
133,000	HCA, Inc., 7.690%, 6/15/2025	141,978
232,000	HCA, Inc., 8.360%, 4/15/2024	262,160
8,000	HCA, Inc., MTN, 7.580%, 9/15/2025	8,440
232,000	HCA, Inc., MTN, 7.750%, 7/15/2036	236,640

		6,220,160

	Home Construction – 0.6%
2,536,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,364,820
1,105,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,082,900

		3,447,720

	Hybrid ARMs – 0.0%
30,633	FNMA, 1.909%, 2/01/2037(b)	32,764
55,625	FNMA, 2.575%, 9/01/2036(b)	59,612

		92,376

	Independent Energy – 1.2%
907,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	1,038,347
46,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	51,635
42,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	47,670
2,277,000	EQT Corp., 8.125%, 6/01/2019	2,778,395
1,632,000	Equitable Resources, Inc., 6.500%, 4/01/2018	1,832,341
1,317,000	Newfield Exploration Co., 5.625%, 7/01/2024	1,366,388

		7,114,776

	Industrial Other – 0.1%
873,000	Worthington Industries, Inc., 6.500%, 4/15/2020	932,899

	Life Insurance – 1.5%
50,000	American International Group, Inc., 4.125%, 2/15/2024	51,059
71,000	American International Group, Inc., 4.875%, 6/01/2022	77,747
1,215,000	American International Group, Inc., 6.250%, 3/15/2087	1,275,750
1,974,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	2,593,342
175,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	199,983
84,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	93,739

	Life Insurance – continued
$1,989,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	$2,113,885
2,190,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	2,885,196

		9,290,701

	Local Authorities – 2.8%
2,839,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	4,046,426
100,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	118,086
3,519,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	3,136,204
1,898,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	1,741,806
3,412,400	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	3,454,145
3,037,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	3,001,112
113,442	Province of Alberta, 5.930%, 9/16/2016, (CAD)	110,268
900,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	810,630
509,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	481,329

		16,900,006

	Lodging – 0.2%
1,124,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,252,936

	Media Non-Cable – 0.2%
182,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	243,117
18,220,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,124,655

		1,367,772

	Metals & Mining – 1.2%
319,000	ArcelorMittal, 6.750%, 2/25/2022	350,103
1,750,000	ArcelorMittal, 7.250%, 3/01/2041	1,756,563
387,000	ArcelorMittal, 7.500%, 10/15/2039	400,061
2,642,000	Plains Exploration & Production Co., 6.500%, 11/15/2020	2,909,502
1,571,000	United States Steel Corp., 7.500%, 3/15/2022	1,688,825

		7,105,054

	Mortgage Related – 0.0%
1,466	FHLMC, 10.000%, with various maturities in 2018(e)	1,627
3,973	FNMA, 6.000%, 12/01/2018	4,418
7,038	GNMA, 10.000%, with various maturities in 2018(e)	7,171

		13,216

	Non-Captive Consumer – 2.1%
490,000	SLM Corp., 4.875%, 6/17/2019	497,926
4,297,000	SLM Corp., 5.500%, 1/25/2023	4,216,431
129,000	SLM Corp., MTN, 4.625%, 9/25/2017	135,611
159,000	SLM Corp., MTN, 5.500%, 1/15/2019	168,143
1,382,000	SLM Corp., MTN, 7.250%, 1/25/2022	1,523,655

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Captive Consumer – continued
$182,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	$188,825
983,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	869,955
1,066,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,255,215
1,522,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,685,615
611,000	Springleaf Finance Corp., 8.250%, 10/01/2023	681,265
987,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,063,492
611,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	670,573

		12,956,706

	Non-Captive Diversified – 4.2%
3,826,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	4,221,038
620,000	GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	605,575
65,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	63,606
12,895,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	10,881,865
355,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	320,581
600,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	530,211
1,675,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	1,489,465
497,000	General Electric Capital Corp., Series A, MTN, 0.539%, 5/13/2024(b)	455,865
4,289,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	3,841,758
30,000	International Lease Finance Corp., 3.875%, 4/15/2018	30,600
889,000	International Lease Finance Corp., 4.625%, 4/15/2021	889,000
19,000	International Lease Finance Corp., 5.875%, 8/15/2022	20,092
2,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,293,200
68,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	68,442

		25,711,298

	Oil Field Services – 0.2%
827,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,004,482

	Paper – 0.3%
1,139,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,433,475
175,000	Mead Corp. (The), 7.550%, 3/01/2047(c)	198,341
133,000	Westvaco Corp., 8.200%, 1/15/2030	166,074

		1,797,890

	Pipelines – 0.6%
$159,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	$172,837

152,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	186,822
607,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	644,986
419,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	411,668
1,518,000	NiSource Finance Corp., 6.125%, 3/01/2022	1,748,813
615,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	690,313

		3,855,439

	Property & Casualty Insurance – 0.6%
87,000	MBIA Insurance Corp., 11.499%, 1/15/2033, 144A(b)(f)	70,252
167,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	186,496
1,530,000	XLIT Ltd., 6.250%, 5/15/2027	1,765,931
1,211,000	XLIT Ltd., 6.375%, 11/15/2024	1,437,608

		3,460,287

	Railroads – 0.0%
144,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	122,138

	Refining – 0.1%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	523,616

	REITs – Office Property – 0.2%
61,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	67,845
816,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	960,566

		1,028,411

	REITs – Shopping Centers – 0.3%
759,000	Equity One, Inc., 6.000%, 9/15/2017	846,571
1,025,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	1,125,239

		1,971,810

	REITs – Single Tenant – 0.1%
72,000	Realty Income Corp., 5.750%, 1/15/2021	81,592
307,000	Realty Income Corp., 6.750%, 8/15/2019	362,468

		444,060

	REITs – Warehouse/Industrials – 0.2%
42,000	ProLogis LP, 5.625%, 11/15/2015	45,086
182,000	ProLogis LP, 5.625%, 11/15/2016	200,696
201,000	ProLogis LP, 5.750%, 4/01/2016	218,345
596,000	ProLogis LP, 7.375%, 10/30/2019	721,044

		1,185,171

	Restaurants – 0.1%
463,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	457,686

	Retailers – 0.0%
71,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	54,138

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Sovereigns – 1.4%
3,986,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	$1,646,926
2,353,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	2,591,241
2,429,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	2,632,429
85,235,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	577,364
51,425,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	349,404
64,890,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	470,474

		8,267,838

	Supermarkets – 0.4%
171,000	Delhaize Group S.A., 5.700%, 10/01/2040	173,915
197,000	New Albertson’s, Inc., 7.450%, 8/01/2029	158,585
1,017,000	New Albertson’s, Inc., 8.000%, 5/01/2031	839,025
87,000	New Albertson’s, Inc., 8.700%, 5/01/2030	73,733
1,063,000	SUPERVALU, Inc., 6.750%, 6/01/2021	1,077,616

		2,322,874

	Supranational – 0.9%
3,035,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	1,335,775
3,321,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	2,997,562
2,605,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	1,056,695

		5,390,032

	Technology – 1.1%
2,706,000	Corning, Inc., 7.250%, 8/15/2036	3,269,462
2,695,000	Ingram Micro, Inc., 5.250%, 9/01/2017	2,925,805
37,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	38,905
266,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	320,247

		6,554,419

	Tobacco – 0.1%
558,000	Reynolds American, Inc., 6.750%, 6/15/2017	643,329

	Transportation Services – 0.3%
76,000	APL Ltd., 8.000%, 1/15/2024(c)	71,060
774,433	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(g)	787,986
717,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	849,682

		1,708,728

	Treasuries – 28.9%
8,301,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	$7,639,548
99,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	92,994
30,366,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	28,347,094
23,974,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	23,856,678
759,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	729,464
282,400(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,447,961
28,844,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	5,184,049
30,112,000	Norway Government Bond, 5.000%, 5/15/2015, (NOK)	5,224,918
22,619,200	U.S. Treasury Note, 0.125%, 12/31/2014	22,624,493
17,365,000	U.S. Treasury Note, 0.250%, 1/15/2015	17,383,997
11,300,100	U.S. Treasury Note, 0.250%, 10/15/2015	11,299,659
10,377,700	U.S. Treasury Note, 0.250%, 12/15/2015	10,366,751
10,000,000	U.S. Treasury Note, 0.250%, 2/29/2016	9,973,440
20,489,700	U.S. Treasury Note, 0.375%, 11/15/2015	20,520,906
10,000,000	U.S. Treasury Note, 0.375%, 3/31/2016	9,989,060

		175,681,012

	Wireless – 0.2%
10,630,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	758,351
178,000	Sprint Capital Corp., 6.875%, 11/15/2028	172,660
51,000	Sprint Capital Corp., 6.900%, 5/01/2019	55,973
278,000	Sprint Communications, Inc., 6.000%, 12/01/2016	304,757
40,000	Sprint Communications, Inc., 6.000%, 11/15/2022	40,750

		1,332,491

	Wirelines – 2.7%
1,518,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,495,081
2,179,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,342,426
186,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	178,560
1,719,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,635,199
926,000	Embarq Corp., 7.995%, 6/01/2036	966,182
228,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	318,816
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	149,073
380,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	418,950
2,183,000	Qwest Corp., 6.875%, 9/15/2033	2,152,750
1,427,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,330,677
150,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	153,187
400,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	692,734
1,300,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	2,369,495

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$1,647,000	Verizon New England, Inc., 7.875%, 11/15/2029	$2,022,878
209,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	219,096

		16,445,104

	Total Non-Convertible Bonds
	(Identified Cost $468,210,203)	510,008,155

Convertible Bonds – 3.6%

	Automotive – 0.3%
786,000	Ford Motor Co., 4.250%, 11/15/2016	1,423,151

	Independent Energy – 0.3%
1,423,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	1,447,902
524,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	545,943

		1,993,845

	Life Insurance – 1.4%
6,829,000	Old Republic International Corp., 3.750%, 3/15/2018	8,493,569

	Metals & Mining – 0.2%
850,000	United States Steel Corp., 2.750%, 4/01/2019	1,101,281

	Technology – 1.4%
2,661,000	Intel Corp., 2.950%, 12/15/2035	3,131,665
3,568,000	Intel Corp., 3.250%, 8/01/2039	4,988,510
402,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	498,731

		8,618,906

	Total Convertible Bonds
	(Identified Cost $16,732,254)	21,630,752

Municipals – 0.8%

	Illinois – 0.4%
840,000	State of Illinois, 5.100%, 6/01/2033	829,021
1,705,000	State of Illinois, Series B, 5.520%, 4/01/2038	1,653,782

		2,482,803

	Michigan – 0.1%
745,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	595,583

	Ohio – 0.1%
450,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	362,304

	Virginia – 0.2%
$2,080,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	$1,481,813

	Total Municipals
	(Identified Cost $5,604,683)	4,922,503

	Total Bonds and Notes
	(Identified Cost $490,547,140)	536,561,410

Senior Loans – 0.6%
	Media Cable – 0.3%
1,876,131	CSC Holdings, Inc., New Term Loan B, 2.653%, 4/17/2020(b)	1,851,048

	Non-Captive Diversified – 0.3%
1,878,922	Flying Fortress, Inc., New Term Loan, 3.500%, 6/30/2017(b)	1,875,784

	Total Senior Loans
	(Identified Cost $3,746,895)	3,726,832

Shares

Common Stocks – 3.9%
	Biotechnology – 0.1%
9,592	Vertex Pharmaceuticals, Inc.(f)	678,346

	Chemicals – 0.7%
23,580	PPG Industries, Inc.	4,561,787

	Electronic Equipment, Instruments & Components – 2.5%
721,200	Corning, Inc.	15,015,384

	Oil, Gas & Consumable Fuels – 0.6%
64,896	Repsol YPF S.A., Sponsored ADR	1,660,624
26,419	Royal Dutch Shell PLC, ADR	1,930,172

		3,590,796

	Total Common Stocks
	(Identified Cost $14,509,575)	23,846,313

Preferred Stocks – 1.1%

Non-Convertible Preferred Stocks – 0.6%

	Banking – 0.0%
122	Ally Financial, Inc., Series G, 7.000%, 144A	120,498

	Electric – 0.1%
213	Connecticut Light & Power Co., 2.200%	10,011
2,360	Union Electric Co., 4.500%	217,592

		227,603

	Government Sponsored – 0.5%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(h)	3,112,500

	Total Non-Convertible Preferred Stocks
	(Identified Cost $3,161,639)	3,460,601

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

Convertible Preferred Stocks – 0.5%

Banking – 0.1%
714	Bank of America Corp., Series L, 7.250%	$816,966

Independent Energy – 0.1%
4,353	Chesapeake Energy Corp., 5.000%	421,805

Metals & Mining – 0.2%
53,705	ArcelorMittal, 6.000%	1,287,846

Pipelines – 0.1%
15,775	El Paso Energy Capital Trust I, 4.750%	805,314

Total Convertible Preferred Stocks
	(Identified Cost $2,830,057)	3,331,931

Total Preferred Stocks
	(Identified Cost $5,991,696)	6,792,532

Principal Amount (‡)

Short-Term Investments – 5.2%
$25,465	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2014 at 0.000%, to be repurchased at $25,465 on 4/01/2014 collateralized by $30,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $28,196 including accrued interest (Note 2 of Notes to Financial Statements)	25,465
31,677,291	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $31,677,291 on 4/01/2014 collateralized by $32,395,000 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $32,314,013 including accrued interest (Note 2 of Notes to Financial Statements)	31,677,291

Total Short-Term Investments
	(Identified Cost $31,702,756)	31,702,756

Total Investments – 99.0%
	(Identified Cost $546,498,062)(a)	602,629,843
	Other assets less liabilities—1.0%	5,834,712

	Net Assets – 100.0%	$608,464,555

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2014, the net unrealized appreciation on investments based on a cost of $548,856,555 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$63,216,588
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,443,300)

	Net unrealized appreciation	$53,773,288

(b)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(c)	Illiquid security. At March 31, 2014, the value of these securities amounted to $4,198,560 or 0.7% of net assets.
(d)	Perpetual bond with no specified maturity date.
(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Non-income producing security.
(g)	Fair valued by the Fund’s investment adviser. At March 31, 2014, the value of this security amounted to $787,986 or 0.1% of net assets.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $86,017,855 or 14.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Industry Summary at March 31, 2014 (Unaudited)

Treasuries	28.9%
Banking	13.2
Non-Captive Diversified	4.5
Airlines	3.7
Commercial Mortgage-Backed Securities	3.3
Life Insurance	2.9
Local Authorities	2.8
Wirelines	2.7
Electric	2.6
Technology	2.5
Electronic Equipment, Instruments & Components	2.5
Non-Captive Consumer	2.1
Other Investments, less than 2% each	22.1
Short-Term Investments	5.2

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at March 31, 2014 (Unaudited)

United States Dollar	73.0%
Canadian Dollar	12.9
New Zealand Dollar	4.5
Australian Dollar	2.2
Other, less than 2% each	6.4

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

See accompanying notes to financial statements.

|  54

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
ASSETS
Investments at cost	$1,089,426,689	$2,501,377,342	$27,395,140
Net unrealized appreciation (depreciation)	148,660,168	(4,453,067)	(899,393)

Investments at value	1,238,086,857	2,496,924,275	26,495,747
Cash	146,940	—	—
Due from brokers (Note 2)	—	830,000	—
Foreign currency at value (identified cost $129,762, $56,297,128 and $0)	123,797	56,639,523	—
Receivable for Fund shares sold	—	6,860,879	26,358
Receivable from investment adviser (Note 6)	—	—	10,523
Receivable for securities sold	3,274,356	9,687,624	49,200
Receivable for delayed delivery securities sold (Note 2)	—	40,152,432	—
Collateral received for open forward foreign currency contracts and swaptions (Notes 2 and 4)	—	60,000	380,000
Dividends and interest receivable	15,167,313	23,935,269	37,565
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	880,657	—
Tax reclaims receivable	24,537	—	—
Receivable for variation margin on futures contracts (Note 2)	—	215,176	—
Receivable from distributor (Note 6d)	—	—	154

TOTAL ASSETS	1,256,823,800	2,636,185,835	26,999,547

LIABILITIES
Swaptions written, at value (premiums received $0, $0 and $880,000) (Note 2)	—	—	373,148
Payable for securities purchased	14,822,810	38,821,097	—
Payable for delayed delivery securities purchased (Note 2)	—	178,129,911	—
Payable for Fund shares redeemed	—	1,960,020	8,479
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	3,115,890	—
Foreign taxes payable (Note 2)	63,609	—	—
Due to brokers (Note 2)	—	60,000	380,000
Payable for variation margin on futures contracts (Note 2)	—	—	125
Management fees payable (Note 6)	526,759	1,078,150	—
Deferred Trustees’ fees (Note 6)	153,487	258,794	80,752
Administrative fees payable (Note 6)	45,921	89,538	971
Payable to distributor (Note 6d)	—	41,248	—
Other accounts payable and accrued expenses	128,616	229,001	36,752

TOTAL LIABILITIES	15,741,202	223,783,649	880,227

NET ASSETS	$1,241,082,598	$2,412,402,186	$26,119,320

NET ASSETS CONSIST OF:
Paid-in capital	$1,066,494,892	$2,427,661,239	$27,822,211
Undistributed (Distributions in excess of) net investment income	9,378,514	(978,271)	(127,555)
Accumulated net realized gain (loss) on investments, futures contracts, swaptions written and foreign currency transactions	16,509,863	(7,740,126)	(1,184,619)
Net unrealized appreciation (depreciation) on investments, futures contracts, swaptions written and foreign currency translations	148,699,329	(6,540,656)	(390,717)

NET ASSETS	$1,241,082,598	$2,412,402,186	$26,119,320

See accompanying notes to financial statements.

55  |

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$1,241,082,598	$1,636,662,815	$21,360,112

Shares of beneficial interest	83,275,217	99,543,174	2,044,269

Net asset value, offering and redemption price per share	$14.90	$16.44	$10.45

Retail Class:
Net assets	$—	$749,694,468	$4,759,208

Shares of beneficial interest	—	46,059,465	456,599

Net asset value, offering and redemption price per share	$—	$16.28	$10.42

Class N shares:
Net assets	$—	$26,044,903	$—

Shares of beneficial interest	—	1,584,235	—

Net asset value, offering and redemption price per share	$—	$16.44	$—

See accompanying notes to financial statements.

|  56

Statements of Assets and Liabilities – continued

March 31, 2014 (Unaudited)

	Institutional High Income Fund	Intermediate Duration Bond Fund	Investment Grade Fixed Income Fund
ASSETS
Investments at cost	$584,615,926	$63,489,797	$546,498,062
Net unrealized appreciation	105,154,039	531,637	56,131,781

Investments at value	689,769,965	64,021,434	602,629,843
Cash	571	—	68,538
Foreign currency at value (identified cost $16,270, $0 and $43,815)	15,257	—	41,166
Receivable for Fund shares sold	—	83,748	2,000,000
Receivable for securities sold	7,811,790	955,889	113,726
Dividends and interest receivable	8,693,058	291,039	6,248,284
Tax reclaims receivable	7,099	—	10,942

TOTAL ASSETS	706,297,740	65,352,110	611,112,499

LIABILITIES
Payable for securities purchased	385,000	1,903,261	2,285,056
Payable for Fund shares redeemed	660,155	—	—
Foreign taxes payable (Note 2)	56,757	—	—
Payable for variation margin on futures contracts (Note 2)	—	63	—
Management fees payable (Note 6)	355,218	6,868	196,867
Deferred Trustees’ fees (Note 6)	107,952	84,541	116,926
Administrative fees payable (Note 6)	25,805	2,326	21,455
Payable to distributor (Note 6d)	74	88	—
Other accounts payable and accrued expenses	68,297	35,527	27,640

TOTAL LIABILITIES	1,659,258	2,032,674	2,647,944

NET ASSETS	$704,638,482	$63,319,436	$608,464,555

NET ASSETS CONSIST OF:
Paid-in capital	$585,134,993	$63,353,061	$544,637,135
Undistributed (Distributions in excess of) net investment income	3,958,258	(161,197)	(1,932,610)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	10,439,231	(416,540)	9,610,474
Net unrealized appreciation on investments, futures contracts and foreign currency translations	105,106,000	544,112	56,149,556

NET ASSETS	$704,638,482	$63,319,436	$608,464,555

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$704,638,482	$57,713,083	$608,464,555

Shares of beneficial interest	88,117,302	5,569,013	47,157,206

Net asset value, offering and redemption price per share	$8.00	$10.36	$12.90

Retail Class:
Net assets	$—	$5,606,353	$—

Shares of beneficial interest	—	540,779	—

Net asset value, offering and redemption price per share	$—	$10.37	$—

See accompanying notes to financial statements.

57  |

Statements of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
INVESTMENT INCOME
Interest	$29,109,830	$33,672,849	$34,623
Dividends	2,332,293	326,811	3,938
Less net foreign taxes withheld	(73,886)	—	—

	31,368,237	33,999,660	38,561

Expenses
Management fees (Note 6)	3,046,637	6,513,194	32,497
Distribution fees (Note 6)	—	957,319	5,439
Administrative fees (Note 6)	267,405	531,702	5,704
Trustees’ fees and expenses (Note 6)	30,365	49,736	14,441
Transfer agent fees and expenses (Notes 6 and 7)	2,760	1,663,402	9,188
Audit and tax services fees	23,471	24,937	21,265
Custodian fees and expenses	60,648	126,033	9,312
Legal fees	7,317	15,129	138
Registration fees	14,662	47,253	23,108
Shareholder reporting expenses	1,791	160,925	910
Miscellaneous expenses	18,508	33,079	6,644

Total expenses	3,473,564	10,122,709	128,646
Fee/expense recovery (Note 6)	—	77	—
Less waiver and/or expense reimbursement (Note 6)	—	(196,724)	(71,211)

Net expenses	3,473,564	9,926,062	57,435

Net investment income (loss)	27,894,673	24,073,598	(18,874)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	19,008,585	8,696,963	(1,001,952)
Futures contracts	—	(2,623,497)	(5,842)
Swaptions written	—	—	47,461
Foreign currency transactions	1,584,351	(1,194,003)	—
Net change in unrealized appreciation (depreciation) on:
Investments	25,203,927	21,091,514	429,111
Futures contracts	—	856,487	5,556
Swaptions written	—	—	417,662
Foreign currency translations	60,302	2,729,817	—

Net realized and unrealized gain (loss) on investments, futures contracts, swaptions written and foreign currency transactions	45,857,165	29,557,281	(108,004)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,751,838	$53,630,879	$(126,878)

See accompanying notes to financial statements.

|  58

Statements of Operations – continued

For the Six Months Ended March 31, 2014 (Unaudited)

	Institutional High Income Fund	Intermediate Duration Bond Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$19,257,742	$838,617	$12,675,893
Dividends	1,572,612	—	605,884
Less net foreign taxes withheld	(42,281)	—	(15,596)

	20,788,073	838,617	13,266,181

Expenses
Management fees (Note 6)	2,026,304	74,271	1,267,664
Distribution fees (Note 6)	—	6,831	—
Administrative fees (Note 6)	148,205	13,039	139,133
Trustees’ fees and expenses (Note 6)	22,047	15,139	23,559
Transfer agent fees and expenses (Notes 6 and 7)	6,006	11,554	1,680
Audit and tax services fees	22,584	21,163	21,816
Custodian fees and expenses	45,229	12,609	27,812
Legal fees	4,099	453	4,283
Registration fees	15,024	19,932	18,395
Shareholder reporting expenses	1,418	782	1,189
Miscellaneous expenses	14,664	4,928	13,548

Total expenses	2,305,580	180,701	1,519,079
Less waiver and/or expense reimbursement (Note 6)	—	(55,037)	—

Net expenses	2,305,580	125,664	1,519,079

Net investment income	18,482,493	712,953	11,747,102

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	11,320,589	505,003	12,412,250
Futures contracts	—	1,470	—
Foreign currency transactions	(30,387)	—	(9,265)
Net change in unrealized appreciation (depreciation) on:
Investments	29,053,258	(8,668)	1,580,954
Futures contracts	—	12,475	—
Foreign currency translations	12,183	—	5,501

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	40,355,643	510,280	13,989,440

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,838,136	$1,223,233	$25,736,542

See accompanying notes to financial statements.

59  |

Statements of Changes in Net Assets

	Fixed Income Fund		Global Bond Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income	$27,894,673	$54,718,754	$24,073,598	$48,199,225
Net realized gain on investments, futures contracts and foreign currency transactions	20,592,936	21,645,068	4,879,463	79,002,753
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	25,264,229	597,222	24,677,818	(186,430,429)

Net increase (decrease) in net assets resulting from operations	73,751,838	76,961,044	53,630,879	(59,228,451)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(60,850,003)	(57,791,763)	(30,809,302)	(42,138,367)
Retail Class	—	—	(13,632,329)	(21,452,941)
Class N	—	—	(484,665)	(2,348)
Net realized capital gains
Institutional Class	(16,386,995)	(6,003,633)	(18,256,458)	—
Retail Class	—	—	(8,553,211)	—
Class N	—	—	(275,614)	—

Total distributions	(77,236,998)	(63,795,396)	(72,011,579)	(63,593,656)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	52,539,883	43,927,170	(37,204,897)	(34,119,832)

Net increase (decrease) in net assets	49,054,723	57,092,818	(55,585,597)	(156,941,939)
NET ASSETS
Beginning of the period	1,192,027,875	1,134,935,057	2,467,987,783	2,624,929,722

End of the period	$1,241,082,598	$1,192,027,875	$2,412,402,186	$2,467,987,783

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$9,378,514	$42,333,844	$(978,271)	$19,874,427

See accompanying notes to financial statements.

|  60

Statements of Changes in Net Assets – continued

	Inflation Protected Securities Fund		Institutional High Income Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income (loss)	$(18,874)	$146,731	$18,482,493	$37,796,364
Net realized gain (loss) on investments, futures contracts, swaptions written and foreign currency transactions	(960,333)	436,423	11,290,202	37,415,102
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swaptions written and foreign currency translations	852,329	(1,998,118)	29,065,441	11,248,369

Net increase (decrease) in net assets resulting from operations	(126,878)	(1,414,964)	58,838,136	86,459,835

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(35,771)	(354,311)	(40,486,475)	(41,311,469)
Retail Class	(2,995)	(63,863)	—	—
Net realized capital gains
Institutional Class	(248,813)	(1,338,406)	(32,983,463)	(2,773,243)
Retail Class	(59,396)	(382,894)	—	—

Total distributions	(346,975)	(2,139,474)	(73,469,938)	(44,084,712)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	4,660,389	(1,452,142)	54,404,340	(30,276,042)

Net increase (decrease) in net assets	4,186,536	(5,006,580)	39,772,538	12,099,081
NET ASSETS
Beginning of the period	21,932,784	26,939,364	664,865,944	652,766,863

End of the period	$26,119,320	$21,932,784	$704,638,482	$664,865,944

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(127,555)	$(69,915)	$3,958,258	$25,962,240

See accompanying notes to financial statements.

61  |

	Intermediate Duration Bond Fund		Investment Grade Fixed Income Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income	$712,953	$1,616,041	$11,747,102	$27,934,346
Net realized gain on investments, futures contracts and foreign currency transactions	506,473	96,581	12,402,985	11,367,553
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	3,807	(2,173,632)	1,586,455	(24,136,484)

Net increase (decrease) in net assets resulting from operations	1,223,233	(461,010)	25,736,542	15,165,415

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(751,031)	(1,945,605)	(13,959,959)	(30,617,420)
Retail Class	(68,908)	(135,414)	—	—
Net realized capital gains
Institutional Class	(164,823)	(1,149,730)	(7,274,910)	(7,340,667)
Retail Class	(18,111)	(51,657)	—	—

Total distributions	(1,002,873)	(3,282,406)	(21,234,869)	(37,958,087)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(8,926,185)	(2,902,940)	(135,923,360)	71,986,378

Net increase (decrease) in net assets	(8,705,825)	(6,646,356)	(131,421,687)	49,193,706
NET ASSETS
Beginning of the period	72,025,261	78,671,617	739,886,242	690,692,536

End of the period	$63,319,436	$72,025,261	$608,464,555	$739,886,242

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(161,197)	$(54,211)	$(1,932,610)	$280,247

See accompanying notes to financial statements.

|  62

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
FIXED INCOME FUND

Institutional Class
3/31/2014(e)	$14.97	$0.34	$0.56	$0.90	$(0.76)	$(0.21)	$(0.97)
9/30/2013	14.83	0.69	0.27	0.96	(0.74)	(0.08)	(0.82)
9/30/2012	13.69	0.72	1.31	2.03	(0.84)	(0.05)	(0.89)
9/30/2011	14.12	0.73	(0.32)	0.41	(0.84)	—	(0.84)
9/30/2010	12.94	0.77	1.14	1.91	(0.73)	—	(0.73)
9/30/2009	12.15	0.78	1.15	1.93	(0.89)	(0.25)	(1.14)

GLOBAL BOND FUND

Institutional Class
3/31/2014(e)	$16.56	$0.17	$0.20	$0.37	$(0.31)	$(0.18)	$(0.49)
9/30/2013	17.36	0.33	(0.70)	(0.37)	(0.43)	—	(0.43)
9/30/2012	16.52	0.44	1.05	1.49	(0.65)	—	(0.65)
9/30/2011	16.99	0.53	(0.28)	0.25	(0.72)	—	(0.72)
9/30/2010	16.09	0.55	0.92	1.47	(0.57)	—	(0.57)
9/30/2009	14.42	0.67	1.89	2.56	(0.89)	—	(0.89)

Retail Class
3/31/2014(e)	16.40	0.15	0.20	0.35	(0.29)	(0.18)	(0.47)
9/30/2013	17.20	0.29	(0.70)	(0.41)	(0.39)	—	(0.39)
9/30/2012	16.37	0.40	1.04	1.44	(0.61)	—	(0.61)
9/30/2011	16.84	0.48	(0.28)	0.20	(0.67)	—	(0.67)
9/30/2010	15.96	0.49	0.91	1.40	(0.52)	—	(0.52)
9/30/2009	14.31	0.62	1.88	2.50	(0.85)	—	(0.85)

Class N
3/31/2014(e)	16.56	0.18	0.20	0.38	(0.32)	(0.18)	(0.50)
9/30/2013*	17.18	0.22	(0.56)	(0.34)	(0.28)	—	(0.28)

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	For the six months ended March 31, 2014 (Unaudited).
(f)	Includes fee/expense recovery of 0.01%.
(g)	The variation in the Fund’s turnover rate from 2012 to 2013 is due to an increase in TBA transactions. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

63  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%)(b)	Net assets, end of the period (000’s)	Net expenses (%)(c)(d)		Gross expenses (%)(d)		Net investment income (%)(d)	Portfolio turnover rate (%)

$14.90	6.23	$1,241,083	0.57		0.57		4.58	12
14.97	6.71	1,192,028	0.57		0.57		4.64	18
14.83	15.79	1,134,935	0.57		0.57		5.10	17
13.69	3.01	881,269	0.58		0.58		5.14	26
14.12	15.38	806,138	0.58		0.58		5.83	22
12.94	19.55	761,955	0.58		0.58		7.11	29

$16.44	2.29	$1,636,663	0.75		0.77		2.06	67
16.56	(2.14)	1,669,103	0.75		0.78		1.96	185	(g)
17.36	9.45	1,629,719	0.72		0.72		2.64	102
16.52	1.23	1,353,993	0.67		0.67		3.15	84
16.99	9.46	1,285,095	0.66		0.66		3.41	100
16.09	19.19	1,032,465	0.68		0.68		4.76	75

16.28	2.20	749,694	0.97		0.97		1.83	67
16.40	(2.39)	798,335	0.98		0.98		1.72	185	(g)
17.20	9.20	995,211	0.97		0.97		2.43	102
16.37	0.94	978,241	0.97		0.97		2.84	84
16.84	9.05	1,026,809	1.00	(f)	1.00	(f)	3.08	100
15.96	18.81	918,742	1.00		1.02		4.46	75

16.44	2.35	26,045	0.63		0.63		2.21	67
16.56	(1.97)	550	0.70		0.83		2.01	185

See accompanying notes to financial statements.

|  64

Financial Highlights – continued

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains(b)	Total distributions
INFLATION PROTECTED SECURITIES FUND

Institutional Class
3/31/2014(f)	$10.64	$(0.01)		$(0.06)	$(0.07)	$(0.02)	$(0.10)	$(0.12)
9/30/2013	12.18	0.09		(0.74)	(0.65)	(0.19)	(0.70)	(0.89)
9/30/2012	11.58	0.11	(g)	0.92	1.03	(0.28)	(0.15)	(0.43)
9/30/2011	11.10	0.46		0.55	1.01	(0.53)	—	(0.53)
9/30/2010	10.46	0.31		0.67	0.98	(0.34)	—	(0.34)
9/30/2009	9.86	0.09	(h)	0.61	0.70	(0.10)	—	(0.10)

Retail Class
3/31/2014(f)	10.61	(0.02)		(0.06)	(0.08)	(0.01)	(0.10)	(0.11)
9/30/2013	12.15	(0.05)		(0.64)	(0.69)	(0.15)	(0.70)	(0.85)
9/30/2012	11.56	0.04	(g)	0.96	1.00	(0.26)	(0.15)	(0.41)
9/30/2011	11.09	0.35		0.63	0.98	(0.51)	—	(0.51)
9/30/2010*	10.71	0.04		0.44	0.48	(0.10)	—	(0.10)

INSTITUTIONAL HIGH INCOME FUND

Institutional Class
3/31/2014(f)	$8.24	$0.22		$0.48	$0.70	$(0.52)	$(0.42)	$(0.94)
9/30/2013	7.74	0.46		0.57	1.03	(0.50)	(0.03)	(0.53)
9/30/2012	7.15	0.46		0.75	1.21	(0.45)	(0.17)	(0.62)
9/30/2011	8.08	0.50		(0.51)	(0.01)	(0.59)	(0.33)	(0.92)
9/30/2010	7.40	0.54		0.66	1.20	(0.52)	(0.00)	(0.52)
9/30/2009	6.87	0.57		0.54	1.11	(0.49)	(0.09)	(0.58)

*	From commencement of Class operations on May 28, 2010 through September 30, 2010.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended March 31, 2014 (Unaudited).
(g)	Net investment income is low relative to past years due to lower inflation and a low interest rate/yield environment.
(h)	Includes income reductions resulting from principal deflation adjustments during the period in the amount of $0.14 per share and 1.44% of average net assets. See Note 2 of Notes to Financial Statements.
(i)	The variation in the Fund’s turnover rate from 2011 to 2012 was primarily due to a change in the portfolio management team, as well as fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

65  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%)(c)	Net assets, end of the period (000’s)	Net expenses (%)(d)(e)	Gross expenses (%)(e)	Net investment income (loss) (%)(e)		Portfolio turnover rate (%)

$10.45	(0.65)	$21,360	0.40	0.94	(0.11)		111
10.64	(5.70)	18,434	0.40	0.91	0.75	(g)	56
12.18	9.01	23,771	0.40	0.85	0.95	(g)	166	(i)
11.58	9.36	33,880	0.40	1.08	4.04		20
11.10	9.58	13,240	0.40	1.22	2.88		39
10.46	7.21	13,976	0.40	1.11	0.88	(h)	12

10.42	(0.75)	4,759	0.65	1.24	(0.34)		111
10.61	(6.04)	3,499	0.65	1.23	(0.44	)(g)	56
12.15	8.71	3,169	0.65	1.23	0.35	(g)	166	(i)
11.56	9.14	1,923	0.65	1.31	3.09		20
11.09	4.47	75	0.65	2.36	1.12		39

$8.00	9.09	$704,638	0.68	0.68	5.47		16
8.24	14.17	664,866	0.68	0.68	5.76		28
7.74	18.37	652,767	0.68	0.68	6.30		21
7.15	(0.43)	429,621	0.69	0.69	6.37		25
8.08	17.06	383,693	0.71	0.71	7.08		21
7.40	20.82	458,516	0.72	0.72	9.54		37

See accompanying notes to financial statements.

|  66

Financial Highlights – continued

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
INTERMEDIATE DURATION BOND FUND

Institutional Class
3/31/2014(e)	$10.33	$0.13	$0.07	$0.20	$(0.14)	$(0.03)	$(0.17)
9/30/2013	10.80	0.21	(0.24)	(0.03)	(0.27)	(0.17)	(0.44)
9/30/2012	10.54	0.22	0.40	0.62	(0.28)	(0.08)	(0.36)
9/30/2011	10.57	0.30	0.04	0.34	(0.37)	—	(0.37)
9/30/2010	9.95	0.38	0.66	1.04	(0.42)	—	(0.42)
9/30/2009	8.95	0.48	0.98	1.46	(0.46)	—	(0.46)

Retail Class
3/31/2014(e)	10.34	0.11	0.08	0.19	(0.13)	(0.03)	(0.16)
9/30/2013	10.80	0.18	(0.23)	(0.05)	(0.24)	(0.17)	(0.41)
9/30/2012	10.55	0.20	0.39	0.59	(0.26)	(0.08)	(0.34)
9/30/2011	10.58	0.27	0.04	0.31	(0.34)	—	(0.34)
9/30/2010*	10.21	0.09	0.41	0.50	(0.13)	—	(0.13)

INVESTMENT GRADE FIXED INCOME FUND

Institutional Class
3/31/2014(e)	$12.82	$0.24	$0.29	$0.53	$(0.29)	$(0.16)	$(0.45)
9/30/2013	13.21	0.49	(0.21)	0.28	(0.54)	(0.13)	(0.67)
9/30/2012	12.52	0.56	0.97	1.53	(0.66)	(0.18)	(0.84)
9/30/2011	13.44	0.65	(0.17)	0.48	(0.76)	(0.64)	(1.40)
9/30/2010	12.39	0.68	1.07	1.75	(0.70)	—	(0.70)
9/30/2009	11.36	0.67	1.31	1.98	(0.81)	(0.14)	(0.95)

*	From commencement of Class operations on May 28, 2010 through September 30, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	For the six months ended March 31, 2014 (Unaudited).

See accompanying notes to financial statements.

67  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%)(b)	Net assets, end of the period (000’s)	Net expenses (%)(c)(d)	Gross expenses (%)(d)	Net investment income (%)(d)	Portfolio turnover rate (%)

$10.36	2.03	$57,713	0.40	0.58	2.42	73
10.33	(0.30)	66,424	0.40	0.48	1.97	124
10.80	6.06	75,588	0.40	0.51	2.12	82
10.54	3.26	58,471	0.40	0.57	2.83	83
10.57	10.67	36,959	0.40	0.73	3.75	43
9.95	16.99	28,027	0.40	0.68	5.24	52

10.37	1.90	5,606	0.65	0.86	2.17	73
10.34	(0.46)	5,601	0.65	0.79	1.71	124
10.80	5.69	3,084	0.65	0.84	1.91	82
10.55	3.00	1,704	0.65	0.94	2.60	83
10.58	4.89	82	0.65	1.61	2.66	43

$12.90	4.22	$608,465	0.48	0.48	3.71	10
12.82	2.14	739,886	0.47	0.47	3.72	25
13.21	12.78	690,693	0.48	0.48	4.44	19
12.52	3.82	452,310	0.49	0.49	5.03	17
13.44	14.59	473,199	0.48	0.48	5.29	24
12.39	19.35	525,504	0.49	0.49	6.10	22

See accompanying notes to financial statements.

|  68

Notes to Financial Statements

March 31, 2014 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Fixed Income Fund (the “Fixed Income Fund”)

Loomis Sayles Global Bond Fund (the “Global Bond Fund”)

Loomis Sayles Inflation Protected Securities Fund (the “Inflation Protected Securities Fund”)

Loomis Sayles Institutional High Income Fund (the “Institutional High Income Fund”)

Loomis Sayles Intermediate Duration Bond Fund (the “Intermediate Duration Bond Fund”)

Loomis Sayles Investment Grade Fixed Income Fund (the “Investment Grade Fixed Income Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. Global Bond Fund, Inflation Protected Securities Fund and Intermediate Duration Bond Fund also offer Retail Class shares. In addition, Global Bond Fund offers Class N shares.

Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 distribution fees and transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other swaptions not priced through an independent pricing service are valued based on prices obtained from broker-dealers. Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swap agreements are valued based on prices supplied by an independent pricing service. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair

69  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Certain Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of

|  70

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swaptions. Certain Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

g.  Swap Agreements. The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over

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the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

h.  Delayed Delivery Commitments. The Funds may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian. No interest accrues to the Funds until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Funds’ net asset value as if the Funds had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

i.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2014 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution redesignations, foreign currency transactions, defaulted bond adjustments, paydown gains and losses, premium amortization, preferred securities adjustments, capital gain distributions from REIT’s, return of capital distributions received, inflation-protected securities and contingent payment debt instruments. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency and futures contracts mark to market, defaulted bond interest, trust preferred securities adjustments, return of capital distributions received, inflation-protected securities and contingent payment debt instruments. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

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The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2013 was as follows:

	2013 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Fixed Income Fund	$59,997,496	$3,797,900	$63,795,396
Global Bond Fund	63,593,656	—	63,593,656
Inflation Protected Securities Fund	1,145,195	994,279	2,139,474
Institutional High Income Fund	41,656,073	2,428,639	44,084,712
Intermediate Duration Bond Fund	2,858,011	424,395	3,282,406
Investment Grade Fixed Income Fund	32,364,411	5,593,676	37,958,087

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2013, the late-year ordinary and post-October capital loss deferrals were as follows:

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund	Intermediate Duration Bond Fund	Investment Grade Fixed Income Fund
Late-year ordinary and post-October Capital loss deferrals*	$—	$—	$—	$—	$(644,876)	$—

* Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

k.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2014, each Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

l.  Due to/from Brokers. Transactions and positions in certain futures, forward foreign currency contracts, interest rate swaptions and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. Due to brokers’ balances in the Statements of Assets and Liabilities for Global Bond Fund and Inflation Protected Securities Fund represent cash received as collateral for forward foreign currency contracts or interest rate swaptions. Due from brokers’ balances in the Statements of Assets and Liabilities for Global Bond Fund represent cash pledged as collateral for forward foreign currency contracts or delayed delivery securities. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

m.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2014, none of the Funds had loaned securities under this agreement.

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n.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014, at value:

Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$1,809,136	(b)	$1,809,136
Airlines	—	9,319,660	14,324,552	(b)	23,644,212
Non-Captive Consumer	685,842	35,535,256	—		36,221,098
Retailers	—	8,841,106	1,201,975	(c)	10,043,081
Transportation Services	—	2,337,500	1,046,459	(c)	3,383,959
All Other Non-Convertible Bonds(a)	—	890,245,096	—		890,245,096

Total Non-Convertible Bonds	685,842	946,278,618	18,382,122		965,346,582

Convertible Bonds
Wirelines	—	7,670,925	26,083	(c)	7,697,008
All Other Convertible Bonds(a)	—	95,642,086	—		95,642,086

Total Convertible Bonds	—	103,313,011	26,083		103,339,094

Municipals(a)	—	11,081,540	—		11,081,540

Total Bonds and Notes	685,842	1,060,673,169	18,408,205		1,079,767,216

Senior Loans(a)	—	9,395,265	—		9,395,265
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	2,754,441	737,963	—		3,492,404
REITs – Mortgage	—	2,321,353	—		2,321,353
Wirelines	—	2,794	—		2,794
All Other Convertible Preferred Stocks(a)	16,214,117	—	—		16,214,117

Total Convertible Preferred Stocks	18,968,558	3,062,110	—		22,030,668

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Fixed Income Fund – continued Asset Valuation Inputs – continued
Description	Level 1	Level 2	Level 3	Total
Non-Convertible Preferred Stocks
Electric	$430,574	$272,930	$—	$703,504
Government Sponsored	—	3,112,500	—	3,112,500
All Other Non-Convertible Preferred Stocks(a)	4,419,186	—	—	4,419,186

Total Non-Convertible Preferred Stocks	4,849,760	3,385,430	—	8,235,190

Total Preferred Stocks	23,818,318	6,447,540	—	30,265,858

Common Stocks(a)	95,691,465	—	—	95,691,465
Short-Term Investments	—	22,967,053	—	22,967,053

Total	$120,195,625	$1,099,483,027	$18,408,205	$1,238,086,857

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

Preferred stocks valued at $2,728,942 were transferred from Level 1 to Level 2 during the period ended March 31, 2014. At March 31, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

Global Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Australia	$—	$48,755,519	$4,780,370	(b)	$53,535,889
Bermuda	—	—	7,048,469	(b)	7,048,469
Canada	—	157,269,380	3,101,240	(b)	160,370,620
Korea	—	28,622,393	3,449,985	(b)	32,072,378
United States	—	668,014,538	63,114,137	(b)	731,128,675
All Other Non-Convertible Bonds(a)	—	1,328,454,244	—		1,328,454,244

Total Non-Convertible Bonds	—	2,231,116,074	81,494,201		2,312,610,275

Convertible Bonds(a)	—	11,978,116	—		11,978,116

Total Bonds and Notes	—	2,243,094,190	81,494,201		2,324,588,391

Preferred Stocks
Non-Convertible Preferred Stock(a)	4,010,899	—	—		4,010,899
Convertible Preferred Stocks(a)	3,273,289	2,965,651	—		6,238,940

Total Preferred Stocks	7,284,188	2,965,651	—		10,249,839

Short-Term Investments	—	162,086,045	—		162,086,045

Total Investments	7,284,188	2,408,145,886	81,494,201		2,496,924,275

Forward Foreign Currency Contracts (unrealized appreciation)	—	880,657	—		880,657
Futures Contracts (unrealized appreciation)	176,385	—	—		176,385

Total	$7,460,573	$2,409,026,543	$81,494,201		$2,497,981,317

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(3,115,890)	$—		$(3,115,890)
Futures Contracts (unrealized depreciation)	(515,594)	—	—		(515,594)

Total	$(515,594)	$(3,115,890)	$—		$(3,631,484)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

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A preferred stock valued at $2,556,230 was transferred from Level 1 to Level 2 during the period ended March 31, 2014. At March 31, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

Inflation Protected Securities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$25,346,354	$—	$25,346,354
Preferred Stocks(a)	139,797	—	—	139,797
Purchased Swaptions(a)	—	861,783	—	861,783
Short-Term Investments	—	147,813	—	147,813

Total Investments	139,797	26,355,950	—	26,495,747

Futures Contracts (unrealized appreciation)	1,824	—	—	1,824

Total	$141,621	$26,355,950	$—	$26,497,571

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Swaptions(a)	$—	$(373,148)	$—	$(373,148)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

Institutional High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$778,673	(b)	$778,673
Airlines	—	7,590,900	13,140,813	(b)	20,731,713
Retailers	—	6,993,944	1,834,651	(c)	8,828,595
Transportation Services	—	6,867,125	1,754,686	(c)	8,621,811
All Other Non-Convertible Bonds(a)	—	425,640,613	—		425,640,613

Total Non-Convertible Bonds	—	447,092,582	17,508,823		464,601,405

Convertible Bonds
Wirelines	—	2,391,989	30,131	(c)	2,422,120
All Other Convertible Bonds(a)	—	86,900,996	—		86,900,996

Total Convertible Bonds	—	89,292,985	30,131		89,323,116

Municipals(a)	—	659,378	—		659,378

Total Bonds and Notes	—	537,044,945	17,538,954		554,583,899

Senior Loans(a)	—	13,763,778	—		13,763,778
Common Stocks(a)	84,426,090	—	—		84,426,090
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	894,758	212,444	—		1,107,202
Wirelines	—	1,577	—		1,577
All Other Convertible Preferred Stocks(a)	7,965,782	—	—		7,965,782

Total Convertible Preferred Stocks	8,860,540	214,021	—		9,074,561

Non-Convertible Preferred Stocks(a)	7,112,202	—	—		7,112,202

Total Preferred Stocks	15,972,742	214,021	—		16,186,763

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Institutional High Income Fund – continued Asset Valuation Inputs – continued
Description	Level 1	Level 2	Level 3	Total
Warrants(d)	$—	$—	$—	$—
Short-Term Investments	—	20,809,435	—	20,809,435

Total	$100,398,832	$571,832,179	$17,538,954	$689,769,965

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

(d) Fair valued at zero using level 2 inputs.

A preferred stock valued at $209,594 was transferred from Level 1 to Level 2 during the period ended March 31, 2014. At March 31, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$4,183,865	$512,684	(b)	$4,696,549
ABS Other	—	1,139,811	637,034	(b)	1,776,845
ABS Student Loan	—	1,208,422	75,590	(b)	1,284,012
Airlines	—	—	151,289	(b)	151,289
Commercial Mortgage-Backed Securities	—	9,433,386	205,995	(b)	9,639,381
All Other Non-Convertible Bonds(a)	—	43,207,538	—		43,207,538

Total Non-Convertible Bonds	—	59,173,022	1,582,592		60,755,614

Total Bonds and Notes	—	59,173,022	1,582,592		60,755,614

Short-Term Investments	—	3,265,820	—		3,265,820

Total Investments	—	62,438,842	1,582,592		64,021,434

Futures Contracts (unrealized appreciation)	12,475	—	—		12,475

Total	$12,475	$62,438,842	$1,582,592		$64,033,909

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Convertible Bonds(a)	$—	$21,630,752	$—		$21,630,752
Non-Convertible Bonds
ABS Other	—	3,322,027	4,330,456	(b)	7,652,483
Airlines	—	2,197,739	20,647,334	(b)	22,845,073
Transportation Services	—	920,742	787,986	(c)	1,708,728
All Other Non-Convertible Bonds(a)	—	477,801,871	—		477,801,871

Total Non-Convertible Bonds	—	484,242,379	25,765,776		510,008,155

Municipals(a)	—	4,922,503	—		4,922,503

Total Bonds and Notes	—	510,795,634	25,765,776		536,561,410

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Investment Grade Fixed Income Fund – continued Asset Valuation Inputs – continued
Description	Level 1	Level 2	Level 3	Total
Senior Loans(a)	—	$3,726,832	$—	$3,726,832
Common Stocks(a)	$23,846,313	—	—	23,846,313
Preferred Stocks
Non-Convertible Preferred Stocks
Government Sponsored	—	3,112,500	—	3,112,500
All Other Non-Convertible Preferred Stocks(a)	348,101	—	—	348,101

Total Non-Convertible Preferred Stocks	348,101	3,112,500	—	3,460,601

Convertible Preferred Stocks(a)	3,331,931	—	—	3,331,931

Total Preferred Stocks	3,680,032	3,112,500	—	6,792,532

Short-Term Investments	—	31,702,756	—	31,702,756

Total	$27,526,345	$549,337,722	$25,765,776	$602,629,843

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or March 31, 2014:

Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$16,861	$1,792,275	$—	$—	$—	$1,809,136	$16,861
Airlines	13,615,350	—	2,303	694,717	—	(527,712)	539,894	—	14,324,552	713,342
Retailers	1,207,792	2,902	—	(8,719)	—	—	—	—	1,201,975	(8,719)
Transportation Services	1,201,346	—	39,880	(42,702)	—	(152,065)	—	—	1,046,459	(1)
Convertible Bonds
Wirelines	23,130	—	—	2,953	—	—	—	—	26,083	2,953

Total	$16,047,618	$2,902	$42,183	$663,110	$1,792,275	$(679,777)	$539,894	$—	$18,408,205	$724,436

Debt securities valued at $539,894 were transferred from Level 2 to Level 3 during the period ended March 31, 2014. At March 31, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

Global Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
Australia	$11,404,460	$—	$36,069	$(25,096)	$—	$(6,635,063)	$—	$—	$4,780,370	$15,510
Bermuda	—	—	—	(4,868)	7,053,337	—	—	—	7,048,469	(4,868)
Canada	12,065,180	—	—	(5,580)	—	—	—	(8,958,360)	3,101,240	(5,580)
Korea	6,377,211	—	13,091	32,246	—	(2,972,563)	—	—	3,449,985	15,611
United States	56,875,089	10,792	2,374	1,945,669	5,725,464	(1,445,251)	—	—	63,114,137	1,984,750

Total	$86,721,940	$10,792	$51,534	$1,942,371	$12,778,801	$(11,052,877)	$—	$(8,958,360)	$81,494,201	$2,005,423

|  78

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Debt securities valued at $8,958,360 were transferred from Level 3 to Level 2 during the period ended March 31, 2014. At March 31, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Institutional High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$(30)	$1,927	$780,813	$(4,037)	$—	$—	$778,673	$1,927
Airlines	13,927,958	1,063	3,549	274,565	—	(1,066,322)	—	—	13,140,813	308,048
Retailers	1,843,529	7,776	—	(16,654)	—	—	—	—	1,834,651	(16,654)
Transportation Services	1,883,685	—	30,879	(32,904)	—	(126,974)	—	—	1,754,686	1
Convertible Bonds
Wirelines	26,720	—	—	3,411	—	—	—	—	30,131	3,411

Total	$17,681,892	$8,839	$34,398	$230,345	$780,813	$(1,197,333)	$—	$—	$17,538,954	$296,733

Intermediate Duration Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$446,125	$—	$—	$1,567	$64,992	$—	$—	$—	$512,684	$1,567
ABS Other	423,550	—	—	13,517	199,967	—	—	—	637,034	13,517
ABS Student Loan	356,725	—	—	(1,149)	—	(279,986)	—	—	75,590	(281)
Airlines	161,731	—	(435)	(41)	—	(9,966)	—	—	151,289	1,133
Collateralized Mortgage Obligations	1,231,636	—	9,192	(4,847)	—	(951,820)	—	(284,161)	—	—
Commercial Mortgage-Backed Securities	—	—	—	—	205,995	—	—	—	205,995	—

Total	$2,619,767	$—	$8,757	$9,047	$470,954	$(1,241,772)	$—	$(284,161)	$1,582,592	$15,936

A debt security valued at $284,161 was transferred from Level 3 to Level 2 during the period ended March 31, 2014. At March 31, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

79  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Other	$1,682,226	$—	$26,618	$(22,627)	$4,106,057	$(1,461,818)	$—	$—	$4,330,456	$(22,627)
Airlines	26,806,762	870	523,827	344,934	—	(7,349,840)	320,781	—	20,647,334	344,934
Transportation Services	1,210,793	—	4,441	(7,272)	—	(419,976)	—	—	787,986	(7,272)

Total	$29,699,781	$870	$554,886	$315,035	$4,106,057	$(9,231,634)	$320,781	$—	$25,765,776	$315,035

Debt securities valued at $320,781 were transferred from Level 2 to Level 3 during the period ended March 31, 2014. At March 31, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that Global Bond Fund used during the period include forward foreign currency contracts and futures contracts. Derivative instruments that Inflation Protected Securities Fund used during the period include futures contracts and swaptions. Derivative instruments that Intermediate Duration Bond Fund used during the period include futures contracts.

Inflation Protected Securities Fund may use interest rate swaptions to gain exposure, such as to enter into a contract to benefit from a rise or fall in interest rates. During the six months ended March 31, 2014, the Fund engaged in interest rate swaptions for this purpose.

Global Bond Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2014, Global Bond Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

Global Bond Fund, Inflation Protected Securities Fund and Intermediate Duration Bond Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts and interest rate swaptions to hedge against changes in interest rates and to manage their duration without having to buy or sell portfolio securities. During the six months ended March 31, 2014, Global Bond Fund and Intermediate Duration Bond Fund used futures contracts and Inflation Protected Securities Fund used interest rate swaptions to manage duration, Intermediate Duration Bond Fund used futures contracts to hedge against changes in interest rates, and Inflation Protected Securities Fund used futures contracts and interest rate swaptions to hedge against changes in interest rates.

The following is a summary of derivative instruments for Global Bond Fund as of March 31, 2014, as reflected within the Statement of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$880,657	$—	$880,657
Exchange traded/cleared asset derivatives
Interest rate contracts	—	176,385	176,385

Total asset derivatives	$880,657	$176,385	$1,057,042

|  80

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Liabilities	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(3,115,890)	$—	$(3,115,890)
Exchange traded/cleared liability derivatives
Interest rate contracts	—	(515,594)	(515,594)

Total liability derivatives	$(3,115,890)	$(515,594)	$(3,631,484)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Bond Fund during the six months ended March 31, 2014, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[2]
Interest rate contracts	$(2,623,497)	$—
Foreign exchange contracts	—	(819,048)

Total	$(2,623,497)	$(819,048)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[2]
Interest rate contracts	$856,487	$—
Foreign exchange contracts	—	2,450,922

Total	$856,487	$2,450,922

2 Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not included other foreign currency gains or losses included in the Statement of Operations.

The following is a summary of derivative instruments for Inflation Protected Securities Fund as of March 31, 2014, as reflected within the Statement of Assets and Liabilities:

Assets	Investments at value[1]	Unrealized appreciation on futures contracts[2]	Total
Over-the-counter asset derivatives
Interest rate contracts	$861,783	$—	$861,783
Exchange traded/cleared asset derivatives
Interest rate contracts	—	1,824	1,824

Total asset derivatives	$861,783	$1,824	$863,607

Liabilities	Swaptions written, at value	Unrealized depreciation on futures contracts[2]	Total
Over-the-counter liability derivatives
Interest rate contracts	$(373,148)	$—	$(373,148)

1 Represents purchased swaptions, at value.

2 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Transactions in derivative instruments for Inflation Protected Securities Fund during the six months ended March 31, 2014, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Investments[3]	Futures contracts	Swaptions written
Interest rate contracts	$(145,727)	$(5,842)	$47,461

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[3]	Futures contracts	Swaptions written
Interest rate contracts	$(424,982)	$5,556	$417,662

3 Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased swaptions during the period.

The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2014, as reflected within the Statement of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange traded/cleared asset derivatives
Interest rate contracts	$12,475

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2014, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$1,470

Net Change in Unrealized Appreciation on:	Futures contracts
Interest rate contracts	$12,475

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets, for Global Bond Fund, Inflation Protected Securities Fund and Intermediate Duration Bond Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions, at absolute value, was as follows for the six months ended March 31, 2014:

Global Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	26.51%	4.90%
Highest Notional Amount Outstanding	36.27%	4.99%
Lowest Notional Amount Outstanding	16.86%	4.77%
Notional Amount Outstanding as of March 31, 2014	16.86%	4.97%

Inflation Protected Securities Fund	Futures
Average Notional Amount Outstanding	1.29%
Highest Notional Amount Outstanding	1.64%
Lowest Notional Amount Outstanding	0.91%
Notional Amount Outstanding as of March 31, 2014	0.91%

Intermediate Duration Bond Fund	Futures
Average Notional Amount Outstanding	2.66%
Highest Notional Amount Outstanding	3.98%
Lowest Notional Amount Outstanding	2.49%
Notional Amount Outstanding as of March 31, 2014	2.49%

|  82

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

The volume of interest rate swaption activity, as a percentage of net assets, for Inflation Protected Securities Fund, based on average premiums paid or received during the period, including long and short positions, at absolute value, was as follows for the six months ended March 31, 2014:

Inflation Protected Securities Fund	Interest Rate Put Swaptions Written	Interest Rate Call Swaptions Written	Interest Rate Put Swaptions Purchased	Interest Rate Call Swaptions Purchased
Average Premium Paid/Received	0.16%	3.46%	0.90%	5.29%
Highest Premium Paid/Received	0.21%	3.95%	1.13%	6.04%
Lowest Premium Paid/Received	0.00%	3.06%	0.39%	4.67%
Premium Paid/Received as of March 31, 2014	0.00%	3.37%	0.39%	5.15%

The following is a summary of Inflation Protected Securities Fund’s written interest rate swaption activity:

	Notional Amount	Premiums
Outstanding at September 30, 2013	$56,750,000	$927,461
Swaptions expired	(29,250,000)	(47,461)

Outstanding at March 31, 2014	$27,500,000	$880,000

Over-the-counter derivatives, including forward foreign currency contracts and interest rate swaptions, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities. As of March 31, 2014, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statement of Assets & Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Bond Fund

Counterparty	Gross Amounts of Derivative Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$107,533	$—	$107,533	$—	$107,533
Barclays Bank PLC	180,694	(180,694)	—	—	—
Credit Suisse International	500,461	(500,461)	—	—	—
JP Morgan Chase Bank, N.A.	91,969	—	91,969	(60,000)	31,969

	$880,657	$(681,155)	$199,502	$(60,000)	$139,502

Counterparty	Gross Amounts of Derivative Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Barclays Bank PLC	$(1,217,071)	$180,694	$(1,036,377)	$1,036,377	$—
Credit Suisse International	(1,856,627)	500,461	(1,356,166)	337,234	(1,018,932)
UBS AG	(42,192)	—	(42,192)	—	(42,192)

	$(3,115,890)	$681,155	$(2,434,735)	$1,373,611	$(1,061,124)

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Inflation Protected Securities Fund
Counterparty	Gross Amounts of Derivative Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Citibank, N.A.	$763,483	$(373,148)	$390,335	$(380,000)	$10,335
Goldman Sachs International	98,300	—	98,300	—	98,300

	$861,783	$(373,148)	$488,635	$(380,000)	$108,635

Counterparty	Gross Amounts of Derivative Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Citibank, N.A.	$(373,148)	$373,148	$—	$—	$—

The actual collateral received or pledged may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to a Fund from counterparty default should be limited to the extent a Fund is under collateralized for over-the-counter derivatives; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts and centrally cleared swap agreements or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. Based on the balances reflected on each Fund’s Statement of Assets and Liabilities, including cash and securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, the maximum amount of loss that the Funds would incur if counterparties failed to meet their obligations, and the amount of loss that the Funds would incur after taking into account master netting arrangements pursuant to ISDA agreements, are as follows as of March 31, 2014:

Fund	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
Global Bond Fund	$7,365,406	$5,250,640
Inflation Protected Securities Fund	866,783	113,635
Intermediate Duration Bond Fund	24,994	24,994

These amounts include cash received as collateral for Global Bond Fund and Inflation Protected Securities Fund of $60,000 and $380,000, respectively.

5.  Purchases and Sales of Securities. For the six months ended March 31, 2014, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Fixed Income Fund	$44,898,242	$20,374,307	$115,157,131	$122,064,383
Global Bond Fund	866,392,791	900,380,578	716,310,649	764,329,357
Inflation Protected Securities Fund	31,413,993	26,425,970	—	741,014
Institutional High Income Fund	29,934,766	—	74,238,271	109,312,165
Intermediate Duration Bond Fund	16,243,036	10,552,737	27,354,115	43,656,319
Investment Grade Fixed Income Fund	37,331,338	51,795,687	25,441,059	161,721,745

|  84

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Separate management agreements for each Fund in effect for the six months ended March 31, 2014, provided for fees at the following annual percentage rates of each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Over $10 Billion
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.60%	0.50%	0.48%	0.45%	0.40%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.60%	0.60%	0.60%	0.60%	0.60%
Intermediate Duration Bond Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%	0.40%	0.40%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expense. These undertakings are in effect until January 31, 2015 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2014, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Fixed Income Fund	0.65%	—	—
Global Bond Fund	0.75%	1.00%	0.70%
Inflation Protected Securities Fund	0.40%	0.65%	—
Institutional High Income Fund	0.75%	—	—
Intermediate Duration Bond Fund	0.40%	0.65%	—
Investment Grade Fixed Income Fund	0.55%	—	—

Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual reporting expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2014, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Fixed Income Fund	$3,046,637	$—	$3,046,637	0.50%	0.50%
Global Bond Fund	6,513,194	—	6,513,194	0.54%	0.54%
Inflation Protected Securities Fund	32,497	32,497	—	0.25%	0.00%
Institutional High Income Fund	2,026,304	—	2,026,304	0.60%	0.60%
Intermediate Duration Bond Fund	74,271	43,674	30,597	0.25%	0.10%
Investment Grade Fixed Income Fund	1,267,664	—	1,267,664	0.40%	0.40%

1 Management fee waivers are subject to possible recovery until September 30, 2015.

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

For the six months ended March 31, 2014, class-specific expenses have been reimbursed as follows:

	Reimbursement[2]
Fund	Institutional Class	Retail Class	Class N	Total
Global Bond Fund	$196,724	$—	$—	$196,724
Inflation Protected Securities Fund	6,658	2,479	—	9,137
Intermediate Duration Bond Fund	9,686	1,677	—	11,363

In addition, the investment adviser reimbursed non-class-specific expenses of Inflation Protected Securities Fund in the amount of $29,577 for the six months ended March 31, 20142.

2 Expense reimbursements are subject to possible recovery until September 30, 2015.

For the six months ended March 31, 2014, expense reimbursements related to the prior fiscal year were recovered as follows:

	Recovered Expenses
Fund	Institutional Class	Retail Class	Class N	Total
Global Bond Fund	$—	$—	$77	$77

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund, Inflation Protected Securities Fund and Intermediate Duration Bond Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).

Under the Retail Class Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

For the six months ended March 31, 2014, the distribution fees for each Fund were as follows:

Fund	Retail Class
Global Bond Fund	$957,319
Inflation Protected Securities Fund	5,439
Intermediate Duration Bond Fund	6,831

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2014, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Fixed Income Fund	$267,405
Global Bond Fund	531,702
Inflation Protected Securities Fund	5,704
Institutional High Income Fund	148,205
Intermediate Duration Bond Fund	13,039
Investment Grade Fixed Income Fund	139,133

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2014, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

	Sub-Transfer Agent Fees
Fund	Institutional Class	Retail Class
Global Bond Fund	$1,253,051	$356,654
Inflation Protected Securities Fund	5,088	1,348
Institutional High Income Fund	2,866	—
Intermediate Duration Bond Fund	8,743	655

As of March 31, 2014, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

	Reimbursements of Sub-Transfer Agent Fees
Fund	Institutional Class	Retail Class
Global Bond Fund	$32,352	$8,896
Institutional High Income Fund	74	—
Intermediate Duration Bond Fund	71	17

As of March 31, 2014, NGAM Distribution owes the Funds the following overpayments of sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as receivable from distributor):

Fund	Overpayment of Sub-Transfer Agent Fees
Inflation Protected Securities Fund	$154

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2014, the Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at an annual rate of $17,500. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2014, the Chairperson of the Board received a retainer fee at the annual rate of $285,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $115,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.  Affiliated Ownership. At March 31, 2014, Loomis Sayles owned shares equating to 12.24% of Inflation Protected Securities Fund’s net assets and the Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of net assets:

Fund	Retirement Plan
Global Bond Fund	0.30%
Inflation Protected Securities Fund	12.44%
Institutional High Income Fund	2.15%
Intermediate Duration Bond Fund	1.55%

Investment activities of affiliated shareholders could have material impacts on the Funds.

7.  Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2014, the class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable) for each Fund were as follows:

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Class N
Fixed Income Fund	$2,760	$—	$—
Global Bond Fund	1,265,545	397,704	153
Inflation Protected Securities Fund	6,658	2,530	—
Institutional High Income Fund	6,006	—	—
Intermediate Duration Bond Fund	9,877	1,677	—
Investment Grade Fixed Income Fund	1,680	—	—

8.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2014, none of the Funds had borrowings under this agreement.

9.  Concentration of Risk. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership. From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2014, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Fund	Number of >5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6)	Total Percentage of Ownership
Fixed Income Fund	3	21.47%	—	21.47%
Global Bond Fund	1	17.92%	0.30%	18.22%
Inflation Protected Securities Fund	1	20.13%	24.68%	44.81%
Institutional High Income Fund	1	5.77%	2.15%	7.92%
Intermediate Duration Bond Fund	3	44.58%	1.55%	46.13%
Investment Grade Fixed Income Fund	2	17.13%	0.00%	17.13%

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Fixed Income Fund

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,953,305	$28,933,944	7,793,448	$115,417,055
Issued in connection with the reinvestment of distributions	4,836,625	69,502,301	3,830,465	55,120,396
Redeemed	(3,120,684)	(45,896,362)	(8,556,746)	(126,610,281)

Increase (decrease) from capital share transactions	3,669,246	$52,539,883	3,067,167	$43,927,170

	Global Bond Fund

	Six Months Ended March 31, 2014		Year Ended September 30, 2013*

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	16,462,403	$269,952,175	29,980,755	$506,038,762
Issued in connection with the reinvestment of distributions	2,874,872	46,897,889	2,318,195	39,149,374
Redeemed	(20,583,031)	(337,188,030)	(25,363,144)	(427,850,863)

Net change	(1,245,756)	$(20,337,966)	6,935,806	$117,337,273

Retail Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	4,585,791	$74,532,748	10,541,403	$177,527,003
Issued in connection with the reinvestment of distributions	1,326,444	21,420,397	1,244,508	20,851,668
Redeemed	(8,535,218)	(138,683,638)	(20,970,307)	(350,378,229)

Net change	(2,622,983)	$(42,730,493)	(9,184,396)	$(151,999,558)

Class N	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,507,211	$25,149,265	33,093	$540,632
Issued in connection with the reinvestment of distributions	46,625	760,279	143	2,348
Redeemed	(2,805)	(45,982)	(32)	(527)

Net change	1,551,031	$25,863,562	33,204	$542,453

Increase (decrease) from capital share transactions	(2,317,708)	$(37,204,897)	(2,215,386)	$(34,119,832)

*	From commencement of operations on February 1, 2013 through September 30, 2013 for Class N shares.

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

11.  Capital Shares – continued

	Inflation Protected Securities Fund

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	857,556	$9,036,569	293,043	$3,340,935
Issued in connection with the reinvestment of distributions	25,807	268,158	136,401	1,551,046
Redeemed	(572,155)	(5,990,103)	(647,272)	(7,283,676)

Net change	311,208	$3,314,624	(217,828)	$(2,391,695)

Retail Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	347,521	$3,636,324	787,185	$9,150,694
Issued in connection with the reinvestment of distributions	5,993	62,090	39,154	446,573
Redeemed	(226,627)	(2,352,649)	(757,472)	(8,657,714)

Net change	126,887	$1,345,765	68,867	$939,553

Increase (decrease) from capital share transactions	438,095	$4,660,389	(148,961)	$(1,452,142)

	Institutional High Income Fund

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	4,104,934	$32,483,710	9,963,018	$79,267,523
Issued in connection with the reinvestment of distributions	8,609,527	65,260,218	5,224,542	38,766,101
Redeemed	(5,292,100)	(43,339,588)	(18,800,057)	(148,309,666)

Increase (decrease) from capital share transactions	7,422,361	$54,404,340	(3,612,497)	$(30,276,042)

	Intermediate Duration Bond Fund

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,152,473	$11,964,490	2,609,734	$27,540,780
Issued in connection with the reinvestment of distributions	84,990	879,837	284,910	3,004,817
Redeemed	(2,098,089)	(21,759,021)	(3,466,343)	(36,223,257)

Net change	(860,626)	$(8,914,694)	(571,699)	$(5,677,660)

Retail Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	57,037	$591,622	559,151	$5,926,282
Issued in connection with the reinvestment of distributions	8,265	85,557	16,523	173,835
Redeemed	(66,433)	(688,670)	(319,300)	(3,325,397)

Net change	(1,131)	$(11,491)	256,374	$2,774,720

Increase (decrease) from capital share transactions	(861,757)	$(8,926,185)	(315,325)	$(2,902,940)

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

11.  Capital Shares – continued

	Investment Grade Fixed Income Fund

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	6,519,727	$83,592,652	11,810,449	$156,021,983
Issued in connection with the reinvestment of distributions	1,472,556	18,740,475	2,601,118	34,040,474
Redeemed	(4,586,454)	(58,599,833)	(8,978,611)	(118,076,079)
Redeemed in-kind (Note 12)	(13,970,191)	(179,656,654)	—	—

Increase (decrease) from capital share transactions	(10,564,362)	$(135,923,360)	5,432,956	$71,986,378

12.  Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. The Investment Grade Fixed Income Fund realized a gain of $12,613,047 on redemptions in-kind during the six months ended March 31, 2014. This amount is included in realized gain (loss) on the Statements of Operations.

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Loomis Sayles High Income Opportunities Fund

Loomis Sayles Securitized Asset Fund

Semiannual Report

March 31, 2014

Portfolio Review	1
Portfolio of Investments	5
Financial Statements	20
Notes to Financial Statements	25

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Institutional Class	LSIOX
Daniel J. Fuss, CFA®, CIC
Elaine M. Stokes

Objective

High current income, with a secondary objective of capital appreciation.

Average Annual Total Returns — March 31, 2014

	6 Months	1 Year	5 Years	Life of Class

Institutional Class (Inception 4/12/04)	7.74%	8.27%	19.39%	9.24%
Comparative Performance
Barclays U.S. Corporate High-Yield Bond Index(a)	6.67	7.54	18.25	8.71

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 3 for a description of the index.

1  |

LOOMIS SAYLES SECURITIZED ASSET FUND

Managers	Symbols
Ian Anderson	Institutional Class	LSSAX
Alessandro Pagani, CFA®
Clifton V. Rowe, CFA®

Objective

High level of current income consistent with capital preservation.

Average Annual Total Returns — March 31, 2014

	6 Months	1 Year	5 Years	Life of Class

Institutional Class (Inception 3/2/06)	2.42%	1.50%	9.93%	6.72%
Comparative Performance
Barclays U.S. Securitized Bond Index(a)	1.19	0.26	4.31	4.91

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year are cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 3 for a description of the index.

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ADDITIONAL INFORMATION

Index Definitions

Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.

Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that covers the U.S.-dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

Barclays U.S. Securitized Bond Index is an unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA-eligible), and fixed-rate mortgage-backed securities.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, (i) by calling Loomis Sayles at 800-633-3330; (ii) on the Funds’ website, www.loomissayles.com, and (iii) on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available on (i) the Funds’ website and (ii) the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

UNDERSTANDING FUND EXPENSES

Typically, mutual fund shareholders incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. However, the funds are unlike other mutual funds; they do not charge any fees or expenses.

You should be aware that shares in the Funds are available only to institutional investment advisory clients of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and NGAM Advisors, L.P. (“NGAM Advisors”) and to participants in “wrap fee” programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Funds, Loomis Sayles or NGAM Advisors. The institutional investment advisory clients of Loomis Sayles and NGAM Advisors pay Loomis Sayles or NGAM Advisors a fee for their investment advisory services, while participants in “wrap fee” programs pay a “wrap fee” to the program’s sponsor. The “wrap fee” program sponsors, in turn, pay a fee to NGAM Advisors. “Wrap fee” program participants should read carefully the wrap fee brochure provided to them by their program’s sponsor and the fees paid by such sponsor to NGAM Advisors. Shareholders pay no additional fees or expenses to purchase shares of the Funds. However, shareholders will indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses, that are borne by the Funds through a reduction in each Fund’s net asset value.

The first line in each Fund’s table shows the actual amount of Fund expenses ($0) you would have paid on a $1,000 investment in the Fund from October 1, 2013 through March 31, 2014.

The second line in each Fund’s table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (0%) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

3  |

Loomis Sayles High Income Opportunities Fund

Institutional Class	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period* 10/1/2013 – 3/31/2014
Actual	$1,000.00	$1,077.40	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*   Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Securitized Asset Fund

Institutional Class	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period* 10/1/2013 – 3/31/2014
Actual	$1,000.00	$1,024.20	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*   Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 92.0% of Net Assets

Non-Convertible Bonds – 78.5%

	ABS Car Loan – 1.2%
$275,000	Ford Credit Auto Owner Trust, Series 2013-D, Class A3, 0.670%, 4/15/2018	$275,251
619,000	Honda Auto Receivables Owner Trust, Series 2013-4, Class A3, 0.690%, 9/18/2017	619,777

		895,028

	ABS Credit Card – 0.8%
115,000	American Express Issuance Trust II, Series 2013-2, Class A, 0.585%, 8/15/2019(b)	115,464
355,000	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 9/16/2019	353,677
100,000	Chase Issuance Trust, Series 2013-A3, Class A3, 0.435%, 4/15/2020(b)	99,675

		568,816

	ABS Home Equity – 4.9%
97,478	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.830%, 9/25/2045(b)	90,999
144,766	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	148,552
95,773	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	98,707
458,667	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB1, 6.000%, 10/25/2034	474,075
113,475	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	116,477
57,207	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 12A3, 2.860%, 11/25/2034(b)	56,380
48,539	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.619%, 5/25/2035(b)	46,726
270,243	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	267,239
131,770	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.364%, 5/25/2035(b)	110,027
66,500	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 2A2, 5.500%, 4/25/2036	61,396
80,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	78,554
260,468	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.556%, 4/25/2035(b)	189,890
136,156	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3, 0.494%, 3/25/2035(b)	102,653

	ABS Home Equity – continued
$175,228	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-20, Class 1A35, 6.000%, 2/25/2037	$161,070
27,642	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	28,532
151,865	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.869%, 6/19/2035(b)	151,287
133,435	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.108%, 7/19/2035(b)	122,961
110,898	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.753%, 12/25/2034(b)	110,835
225,000	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.679%, 9/25/2035(b)	222,644
158,622	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.794%, 7/25/2045(b)	143,751
166,933	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.654%, 1/25/2036(b)(c)	117,763
235,465	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.314%, 1/25/2047(b)	169,445
116,354	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	119,764
156,408	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	164,811
156,351	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.284%, 9/25/2046(b)	147,724
270,666	Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A, 1.089%, 8/25/2046(b)	185,006

		3,687,268

	ABS Other – 0.2%
107,208	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	115,343

	Aerospace & Defense – 1.6%
630,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	626,850
200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	180,500
400,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	399,000

		1,206,350

	Airlines – 3.2%
380,033	American Airlines Pass Through Trust, Series 2013-2, Class B, 5.600%, 1/15/2022, 144A	396,184
200,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	202,518

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Airlines – continued
$110,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	$115,913
6,417	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	6,621
38,014	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	40,200
3,772	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	4,074
25,928	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	27,613
162,651	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	191,115
430,711	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	496,394
254,504	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	277,205
125,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	125,857
336,785	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	356,992
69,000	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	71,689
110,000	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	112,243

		2,424,618

	Automotive – 2.2%
165,000	Ford Motor Co., 6.625%, 2/15/2028	183,778
35,000	Ford Motor Co., 7.125%, 11/15/2025	41,510
110,000	Ford Motor Co., 7.500%, 8/01/2026	135,477
720,000	General Motors Co., 4.875%, 10/02/2023, 144A	738,000
40,000	General Motors Co., 6.250%, 10/02/2043, 144A	43,300
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	330,800
175,000	Lear Corp., 4.750%, 1/15/2023, 144A	170,625
40,000	Lear Corp., 5.375%, 3/15/2024	40,700

		1,684,190

	Banking – 1.6%
60,000	Ally Financial, Inc., 7.500%, 9/15/2020	71,325
405,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	416,251
145,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	148,473
585,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	582,969

		1,219,018

	Brokerage – 0.9%
$140,000	Jefferies Group LLC, 6.250%, 1/15/2036	$141,845
515,000	Jefferies Group LLC, 6.450%, 6/08/2027	550,547

		692,392

	Building Materials – 1.4%
320,000	Builders FirstSource, Inc., 7.625%, 6/01/2021, 144A	346,400
138,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A	148,350
60,000	HD Supply, Inc., 7.500%, 7/15/2020	65,475
145,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	160,044
200,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	179,500
110,000	USG Corp., 5.875%, 11/01/2021, 144A	117,150
15,000	USG Corp., 9.750%, 1/15/2018	18,112

		1,035,031

	Chemicals – 3.3%
150,000	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/01/2021, 144A	163,125
200,000	Braskem Finance Ltd., 6.450%, 2/03/2024	204,750
310,000	Chemtura Corp., 5.750%, 7/15/2021	321,625
200,000	Eagle Spinco, Inc., 4.625%, 2/15/2021, 144A	197,750
675,000	Hercules, Inc., 6.500%, 6/30/2029	594,000
15,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	14,850
195,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/01/2020	195,488
190,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	208,287
590,000	Tronox Finance LLC, 6.375%, 8/15/2020	606,225

		2,506,100

	Collateralized Mortgage Obligations – 0.0%
34,453	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.633%, 1/25/2036(b)	33,678

	Commercial Mortgage-Backed Securities – 1.0%
90,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.819%, 8/10/2045(b)	92,931
385,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 4.453%, 11/05/2030, 144A	389,580
250,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.577%, 4/12/2049(b)	271,376

		753,887

	Construction Machinery – 0.7%
30,000	BlueLine Rental Finance Corp., 7.000%, 2/01/2019, 144A	31,725
255,000	United Rentals North America, Inc., 6.125%, 6/15/2023	270,300

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Construction Machinery – continued
$170,000	United Rentals North America, Inc., 7.625%, 4/15/2022	$190,613

		492,638

	Consumer Cyclical Services – 0.7%
100,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	105,875
220,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	210,375
225,000	ServiceMaster Co. (The), 8.000%, 2/15/2020	244,125

		560,375

	Consumer Products – 0.5%
340,000	Visant Corp., 10.000%, 10/01/2017	338,725

	Electric – 2.3%
385,000	AES Corp., 4.875%, 5/15/2023	367,675
5,000	AES Corp., 5.500%, 3/15/2024	4,963
190,000	Calpine Corp., 6.000%, 1/15/2022, 144A	199,500
37,180	CE Generation LLC, 7.416%, 12/15/2018	36,715
300,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	313,425
490,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	549,829
264,000	NSG Holdings LLC, 7.750%, 12/15/2025, 144A	281,820

		1,753,927

	Entertainment – 0.0%
33,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	35,723

	Financial Other – 1.1%
320,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019, 144A	325,600
135,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022, 144A	137,025
388,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	399,640

		862,265

	Food & Beverage – 1.1%
260,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	288,600
415,000	KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A	446,125
120,000	TreeHouse Foods, Inc., 4.875%, 3/15/2022	120,750

		855,475

	Government Owned – No Guarantee – 0.4%
260,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	267,868

	Healthcare – 4.7%
135,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	140,738
115,000	Catamaran Corp., 4.750%, 3/15/2021	116,581

	Healthcare – continued
$275,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022, 144A	$287,375
185,000	DJO Finance LLC/DJO Finance Corp., 9.875%, 4/15/2018	201,650
5,000	HCA Holdings, Inc., 7.750%, 5/15/2021	5,513
430,000	HCA, Inc., 7.050%, 12/01/2027	427,312
35,000	HCA, Inc., 7.500%, 12/15/2023	37,975
790,000	HCA, Inc., 7.500%, 11/06/2033	809,750
40,000	HCA, Inc., 7.690%, 6/15/2025	42,700
40,000	HCA, Inc., 8.360%, 4/15/2024	45,200
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	216,275
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	20,400
140,000	LifePoint Hospitals, Inc., 5.500%, 12/01/2021, 144A	145,250
975,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	877,500
166,000	WellCare Health Plans, Inc., 5.750%, 11/15/2020	174,300

		3,548,519

	Home Construction – 4.9%
250,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	261,250
25,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	26,438
75,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	80,812
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(d)	25,500
420,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A(d)	46,725
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	232,700
260,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	291,850
355,000	KB Home, 7.250%, 6/15/2018	399,375
305,000	KB Home, 8.000%, 3/15/2020	346,175
385,000	Lennar Corp., 4.750%, 11/15/2022	374,412
215,000	Lennar Corp., 6.950%, 6/01/2018	242,950
720,000	Pulte Group, Inc., 6.000%, 2/15/2035	671,400
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	485,100
160,000	Standard Pacific Corp., 8.375%, 1/15/2021	189,200
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(d)	22,000

		3,695,887

	Independent Energy – 5.4%
170,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	190,825
115,000	Continental Resources, Inc., 4.500%, 4/15/2023	119,102
105,000	Halcon Resources Corp., 8.875%, 5/15/2021	108,938
85,000	Jones Energy Holdings/FIN Co., 6.750%, 4/01/2022, 144A	86,594
215,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	222,525
20,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	21,150
359,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022, 144A	388,617

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)	$18,000
550,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)	27,500
375,000	QEP Resources, Inc., 5.250%, 5/01/2023	373,125
375,000	Range Resources Corp., 5.000%, 8/15/2022	382,500
180,000	Rex Energy Corp., 8.875%, 12/01/2020	198,900
660,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	674,850
380,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	414,200
755,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	811,625

		4,038,451

	Industrial Other – 0.2%
130,000	Dematic S.A./DH Services Luxembourg S.a.r.l., 7.750%, 12/15/2020, 144A	138,775

	Integrated Energy – 0.6%
400,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	415,000

	Life Insurance – 0.6%
370,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	486,088

	Lodging – 0.5%
385,000	Felcor Lodging LP, 5.625%, 3/01/2023	389,813

	Media Cable – 1.9%
255,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	245,437
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	69,125
230,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 9/01/2023	228,275
80,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	79,400
380,000	DISH DBS Corp., 5.125%, 5/01/2020	396,150
200,000	Quebecor Media, Inc., 5.750%, 1/15/2023	200,500
200,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	202,500

		1,421,387

	Media Non-Cable – 2.2%
405,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	437,400
85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	90,206
230,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	245,813
50,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	52,875
335,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	352,587
230,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	243,800

	Media Non-Cable – continued
$180,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	$198,000

		1,620,681

	Metals & Mining – 2.0%
235,000	Alcoa, Inc., 5.900%, 2/01/2027	239,763
50,000	Alcoa, Inc., 6.750%, 1/15/2028	54,091
280,000	Allegheny Technologies, Inc., 5.950%, 1/15/2021	295,541
25,000	ArcelorMittal, 6.750%, 2/25/2022	27,438
70,000	ArcelorMittal, 7.250%, 3/01/2041	70,262
600,000	ArcelorMittal, 7.500%, 10/15/2039	620,250
40,000	Barrick Gold Corp., 3.850%, 4/01/2022	38,207
125,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	123,750

		1,469,302

	Non-Captive Consumer – 1.6%
145,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	145,000
215,000	SLM Corp., 5.500%, 1/25/2023	210,969
280,000	Springleaf Finance Corp., 7.750%, 10/01/2021	310,100
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023	122,650
200,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	215,500
110,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	120,725
102,000	Stearns Holdings, Inc., 9.375%, 8/15/2020, 144A	106,590

		1,231,534

	Non-Captive Diversified – 2.4%
375,000	Aircastle Ltd., 5.125%, 3/15/2021	375,469
30,000	Aircastle Ltd., 7.625%, 4/15/2020	34,200
165,000	CIT Group, Inc., 3.875%, 2/19/2019	166,805
30,000	CIT Group, Inc., 5.000%, 8/15/2022	31,125
45,000	CIT Group, Inc., 5.000%, 8/01/2023	46,013
45,000	International Lease Finance Corp., 6.250%, 5/15/2019	49,613
70,000	International Lease Finance Corp., 8.250%, 12/15/2020	84,664
255,000	International Lease Finance Corp., 8.625%, 1/15/2022	312,694
195,000	iStar Financial, Inc., 4.875%, 7/01/2018	199,875
75,000	iStar Financial, Inc., 5.850%, 3/15/2017	80,625
55,000	iStar Financial, Inc., 7.125%, 2/15/2018	61,737
210,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	220,237
125,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	132,500

		1,795,557

	Oil Field Services – 0.8%
350,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	379,750
35,000	Parker Drilling Co., 6.750%, 7/15/2022, 144A	36,050
150,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022, 144A	152,625

		568,425

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Packaging – 1.3%
$215,000	Ball Corp., 4.000%, 11/15/2023	$201,025
55,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/2016, 144A	56,375
400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	436,500
100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	111,750
175,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	192,937

		998,587

	Pharmaceuticals – 1.7%
200,000	Grifols Worldwide Operations Ltd., 5.250%, 4/01/2022, 144A	204,500
115,000	Salix Pharmaceuticals Ltd., 6.000%, 1/15/2021, 144A	122,762
495,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	534,600
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	414,375
15,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	16,500

		1,292,737

	Pipelines – 0.3%
195,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022, 144A	203,288

	Property & Casualty Insurance – 0.5%
370,000	Hockey Merger Sub 2, Inc., 7.875%, 10/01/2021, 144A	394,975

	Refining – 0.2%
110,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.625%, 1/15/2022	116,600

	REITs – Diversified – 0.5%
390,000	DuPont Fabros Technology LP, 5.875%, 9/15/2021	412,425

	Retailers – 1.2%
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	488,400
75,000	Dillard’s, Inc., 7.875%, 1/01/2023	84,000
280,000	Foot Locker, Inc., 8.500%, 1/15/2022(e)	305,957
60,000	Toys R Us, Inc., 7.375%, 10/15/2018	48,000

		926,357

	Supermarkets – 1.1%
5,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,025
10,000	New Albertson’s, Inc., 8.700%, 5/01/2030	8,475
615,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	445,875
400,000	SUPERVALU, Inc., 6.750%, 6/01/2021	405,500

		863,875

	Technology – 6.0%
$110,000	ACI Worldwide, Inc., 6.375%, 8/15/2020, 144A	$115,913
1,965,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,876,575
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	275,500
190,000	Amkor Technology, Inc., 6.375%, 10/01/2022	196,887
290,000	Amkor Technology, Inc., 6.625%, 6/01/2021	309,575
120,000	Audatex North America, Inc., 6.125%, 11/01/2023, 144A	127,650
302,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	316,345
185,000	BMC Software Finance, Inc., 8.125%, 7/15/2021, 144A	194,712
75,000	Entegris, Inc., 6.000%, 4/01/2022, 144A	76,688
100,000	Equinix, Inc., 4.875%, 4/01/2020	102,250
140,000	Equinix, Inc., 5.375%, 4/01/2023	142,800
185,000	First Data Corp., 8.250%, 1/15/2021, 144A	200,725
90,000	iGATE Corp., 4.750%, 4/15/2019, 144A	90,338
485,000	NCR Corp., 5.000%, 7/15/2022	485,606

		4,511,564

	Textile – 1.2%
745,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	568,063
320,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020	345,600

		913,663

	Transportation Services – 0.8%
185,000	APL Ltd., 8.000%, 1/15/2024(f)	172,975
10,200	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(e)	10,378
347,188	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(e)(g)(h)	454,817

		638,170

	Wireless – 2.8%
300,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A(d)	30,000
1,276,000	Sprint Capital Corp., 6.875%, 11/15/2028(i)	1,237,720
625,000	Sprint Corp., 7.875%, 9/15/2023, 144A	687,500
170,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	178,075

		2,133,295

	Wirelines – 4.0%
382,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(j)	380,567
20,000	CenturyLink, Inc., 5.625%, 4/01/2020	21,025
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	207,350
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	14,925
235,000	Frontier Communications Corp., 7.450%, 7/01/2035	210,325
385,000	Level 3 Financing, Inc., 6.125%, 1/15/2021, 144A	406,175

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	$458,400
315,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	340,988
5,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	4,663
375,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	381,562
290,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	310,300
150,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	162,169
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	90,777

		2,989,226

	Total Non-Convertible Bonds
	(Identified Cost $57,327,726)	59,202,896

Convertible Bonds – 13.5%

	Automotive – 1.8%
765,000	Ford Motor Co., 4.250%, 11/15/2016(i)	1,385,128

	Construction Machinery – 0.9%
125,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	177,813
330,000	Trinity Industries, Inc., 3.875%, 6/01/2036	524,287

		702,100

	Healthcare – 0.2%
105,000	Hologic, Inc., Series 2010, (accretes to principal after 12/15/2016), 2.000%, 12/15/2037(j)	120,028
15,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	15,328

		135,356

	Home Construction – 1.6%
165,000	KB Home, 1.375%, 2/01/2019	169,537
15,000	Lennar Corp., 2.750%, 12/15/2020, 144A	27,413
350,000	Lennar Corp., 3.250%, 11/15/2021, 144A	623,219
310,000	Standard Pacific Corp., 1.250%, 8/01/2032	384,400

		1,204,569

	Independent Energy – 0.3%
225,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	228,938

	Metals & Mining – 0.8%
350,000	Peabody Energy Corp., 4.750%, 12/15/2066	283,062
70,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	75,688
155,000	United States Steel Corp., 2.750%, 4/01/2019	200,822

		559,572

	Oil Field Services – 0.7%
$475,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	$540,609

	Pharmaceuticals – 0.8%
27,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	29,582
36,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	39,960
211,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021, 144A	226,825
80,000	Mylan, Inc., 3.750%, 9/15/2015	294,050

		590,417

	REITs – Mortgage – 0.3%
25,000	iStar Financial, Inc., 3.000%, 11/15/2016	35,297
165,000	Redwood Trust, Inc., 4.625%, 4/15/2018	175,725

		211,022

	Retailers – 0.5%
210,000	priceline.com, Inc., 0.350%, 6/15/2020, 144A	247,931
95,000	priceline.com, Inc., 1.000%, 3/15/2018	134,485

		382,416

	Technology – 3.1%
520,000	Ciena Corp., 3.750%, 10/15/2018, 144A	727,675
110,768	Liberty Media LLC, 3.500%, 1/15/2031	58,638
150,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032	376,969
694,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043(i)	760,364
60,000	Novellus Systems, Inc., 2.625%, 5/15/2041	102,412
60,000	SanDisk Corp., 1.500%, 8/15/2017	98,662
120,000	Xilinx, Inc., 2.625%, 6/15/2017	225,000

		2,349,720

	Textile – 0.4%
235,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	319,453

	Wirelines – 2.1%
436,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A, (MXN)(e)(f)(j)(k)	56,214
1,014,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(f)(i)	1,538,111

		1,594,325

	Total Convertible Bonds
	(Identified Cost $7,409,490)	10,203,625

	Total Bonds and Notes
	(Identified Cost $64,837,216)	69,406,521

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Shares	Description	Value (†)

Preferred Stocks – 3.4%

Non-Convertible Preferred Stocks – 1.9%

	Banking – 1.9%
11,350	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	$310,423
803	Ally Financial, Inc., Series G, 7.000%, 144A	793,113
13,577	SunTrust Banks, Inc., Series E, 5.875%	304,939

		1,408,475

	Total Non-Convertible Preferred Stocks
	(Identified Cost $1,061,965)	1,408,475

Convertible Preferred Stocks – 1.5%

	Banking – 0.0%
30	Bank of America Corp., Series L, 7.250%	34,326

	Electric – 0.2%
1,919	NextEra Energy, Inc., 5.889%	117,692

	Independent Energy – 0.1%
90	Chesapeake Energy Corp., 5.000%	8,721
85	Chesapeake Energy Corp., Series A, 5.750%, 144A	95,041

		103,762

	Metals & Mining – 0.3%
5,220	ArcelorMittal, 6.000%	125,176
4,410	Cliffs Natural Resources, Inc., 7.000%	91,419

		216,595

	Pipelines – 0.1%
2,151	El Paso Energy Capital Trust I, 4.750%	109,809

	REITs – Diversified – 0.6%
3,371	Crown Castle International Corp., Series A, 4.500%	341,786
1,584	Weyerhaeuser Co., Series A, 6.375%	86,486

		428,272

	REITs – Mortgage – 0.2%
2,110	iStar Financial, Inc., Series J, 4.500%	135,567

	Total Convertible Preferred Stocks
	(Identified Cost $1,033,623)	1,146,023

	Total Preferred Stocks
	(Identified Cost $2,095,588)	2,554,498

Common Stocks – 2.4%

	Automobiles – 1.8%
38,573	General Motors Co.	1,327,683

	Diversified Telecommunication Services – 0.1%
1,017	Hawaiian Telcom Holdco, Inc.(g)	28,974

	Household Durables – 0.5%
23,775	KB Home	403,937

	Total Common Stocks
	(Identified Cost $1,537,519)	1,760,594

Warrants – 0.0%
1,657	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(e)(f)(g) (Identified Cost $0)	$—

Principal Amount (‡)

Short-Term Investments – 1.1%
$654,610	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $654,610 on 4/01/2014 collateralized by $685,000 U.S. Treasury Note, 0.750% due 3/31/2018 valued at $669,588 including accrued interest (Note 2 of Notes to Financial Statements)	654,610
195,000	U.S. Treasury Bill, 0.097%, 7/24/2014(l)(m)	194,974

	Total Short-Term Investments
	(Identified Cost $849,551)	849,584

	Total Investments – 98.9%
	(Identified Cost $69,219,874)(a)	74,571,197
	Other assets less liabilities—1.1%	860,365

	Net Assets – 100.0%	$75,431,562

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2014, the net unrealized appreciation on investments based on a cost of $69,265,018 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,727,327
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,421,148)

	Net unrealized appreciation	$5,306,179

(b)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Fair valued by the Fund’s investment adviser. At March 31, 2014, the value of these securities amounted to $827,366 or 1.1% of net assets.
(f)	Illiquid security. At March 31, 2014, the value of these securities amounted to $1,767,300 or 2.3% of net assets.
(g)	Non-income producing security.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	All of this security has been designated to cover the Fund’s obligations under open futures contracts.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	A portion of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $21,866,512 or 29.0% of net assets.

ABS	Asset-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

MXN	Mexican Peso
USD	U.S. Dollar

At March 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	6/19/2014	25	$3,330,469	$(16,112)

Industry Summary at March 31, 2014 (Unaudited)

Technology	9.1%
Home Construction	6.5
Wirelines	6.1
Independent Energy	5.8
ABS Home Equity	4.9
Healthcare	4.9
Automotive	4.0
Banking	3.5
Chemicals	3.3
Airlines	3.2
Metals & Mining	3.1
Wireless	2.8
Pharmaceuticals	2.5
Electric	2.5
Non-Captive Diversified	2.4
Media Non-Cable	2.2
Other Investments, less than 2% each	31.0
Short-Term Investments	1.1

Total Investments	98.9
Other assets less liabilities (including open futures contracts)	1.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 116.4% of Net Assets

	ABS Car Loan – 9.1%
$1,320,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.660%, 9/10/2018	$1,324,349
4,235,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	4,389,527
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	641,863
2,630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	2,623,491
1,820,756	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 8/15/2017, 144A	1,828,101
2,190,000	Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.310%, 12/20/2017	2,206,931
483,308	CarFinance Capital Auto Trust, Series 2013-1A, Class A, 1.650%, 7/17/2017, 144A	485,029
755,000	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/2018, 144A	749,857
870,000	CarMax Auto Owner Trust, Series 2013-4, Class B, 1.710%, 7/15/2019	869,277
312,264	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	321,309
4,742,826	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	4,764,041
1,869,094	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	1,876,658
4,515,000	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 9/16/2019, 144A	4,540,632
2,075,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	2,086,058
2,080,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	2,087,116
900,000	DT Auto Owner Trust, Series 2014-1A, Class B, 1.430%, 3/15/2018, 144A	901,481
565,781	Exeter Automobile Receivables Trust, Series 2012-1A, Class A, 2.020%, 8/15/2016, 144A	566,923
1,975,000	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	1,982,697
2,000,000	First Investors Auto Owner Trust, Series 2012-2A, Class B, 2.470%, 5/15/2018, 144A	2,038,272
823,391	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	824,457

	ABS Car Loan – continued
$3,500,000	Flagship Credit Auto Trust, Series 2013-1, Class B, 2.760%, 9/17/2018, 144A	$3,540,593
3,190,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.290%, 3/25/2016, 144A	3,303,089
2,440,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class B2, 5.930%, 3/25/2016, 144A	2,520,818
395,080	Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.157%, 9/20/2016, 144A(b)	392,907
1,116,939	Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.090%, 2/15/2018, 144A	1,119,035
1,275,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.190%, 5/15/2018	1,278,937
6,245,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class B, 2.160%, 1/15/2020	6,395,654
3,395,000	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	3,400,092
15,477	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 6/15/2016, 144A	15,483
1,400,000	SNAAC Auto Receivables Trust, Series 2012-1A, Class B, 3.110%, 6/15/2017, 144A	1,407,301
6,055,122	Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.990%, 4/15/2019, 144A	6,105,222

		66,587,200

	ABS Credit Card – 3.0%
2,815,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	2,887,320
4,975,000	GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020	5,388,557
3,195,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	3,316,043
10,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(c)	10,535,250

		22,127,170

	ABS Home Equity – 3.1%
2,947,618	Citigroup Mortgage Loan Trust, Series 2013-J1, Class A2, 3.500%, 10/25/2043, 144A	2,828,791
677,083	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036	536,361
370,706	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.190%, 7/25/2021(b)	352,738
293,850	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035	299,991

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$1,201,120	Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035	$1,133,830
352,142	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 6A2, 2.603%, 4/20/2035(b)	133,255
6,341,774	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.582%, 5/19/2034(b)	6,277,830
346,343	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.477%, 7/25/2035(b)	333,487
200,143	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021	197,394
892,555	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021	865,563
44,432	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021	44,601
401,227	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855%, 2/25/2043	344,901
3,935,838	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A	3,554,979
6,402,062	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.515%, 11/25/2036(b)	5,547,432

		22,451,153

	ABS Other – 5.2%
1,321,226	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 9/15/2019, 144A	1,320,463
1,000,000	Ascentium Equipment Receivables LLC, Series 2014-1A, Class C, 2.460%, 11/13/2018, 144A	994,443
1,112,254	CCG Receivables Trust, Series 2013-1, Class A2, 1.050%, 8/14/2020, 144A	1,114,749
2,457,205	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	2,517,692
927,616	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	921,757
3,022,514	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	3,018,636
373,397	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	382,554
6,629,518	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	6,793,380
536,933	Sierra Timeshare Receivables Funding LLC, Series 2010-2A, Class A, 3.840%, 11/20/2025, 144A	538,943
691,611	Sierra Timeshare Receivables Funding LLC, Series 2010-3A, Class A, 3.510%, 11/20/2025, 144A	706,430
820,139	Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class A, 3.370%, 7/20/2028, 144A	843,038
	ABS Other – continued
$1,438,504	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	$1,470,506
624,139	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A	626,537
6,800,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	6,919,000
2,260,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	2,254,449
2,056,527	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	2,061,097
2,166,792	TAL Advantage LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	2,164,887
3,679,040	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 2.655%, 7/15/2041, 144A(b)	3,772,808

		38,421,369

	ABS Student Loan – 2.8%
5,175,000	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.197%, 7/01/2024(b)	5,180,310
15,565,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.239%, 7/25/2025(b)(c)	15,720,183

		20,900,493

	Collateralized Mortgage Obligations – 24.3%
258,642	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(c)	286,118
400,306	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(c)(d)	76,016
7,277,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(c)	8,041,201
15,434,717	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 7.045%, 5/15/2036(b)(c)(d)	2,862,762
4,316,347	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class B1, 6.095%, 2/15/2038(b)(d)	593,663
3,246,082	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.522%, 6/15/2048(b)(c)	3,429,346
450,000	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	494,206
3,930,319	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.443%, 12/15/2036(b)(c)	4,128,591
1,493,962	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(c)(d)	163,953
662,126	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 7.096%, 1/25/2024(b)(d)	119,201
1,199,188	Federal National Mortgage Association, REMIC, Series 2003-26, Class OI, 5.500%, 11/25/2032(c)(d)	75,426

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$419,375	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 7.146%, 8/25/2036(b)(d)	$67,051
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(c)	1,085,340
5,223,639	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.885%, 8/25/2038(b)(c)	5,271,327
1,555,898	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 3.573%, 3/25/2039(b)(c)	1,472,518
337,091	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024	362,328
1,413,033	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 4.800%, 12/25/2039(b)	1,407,559
4,560,472	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 5.996%, 8/25/2042(b)(d)	876,887
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 11.768%, 7/25/2043(b)	1,608,250
1,882,654	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/01/2033(c)(d)	314,956
384,882	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/01/2033(c)(d)	77,844
394,625	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 8/01/2033(c)(d)	79,209
2,066,956	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 8/01/2033(c)(d)	420,532
4,482,140	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/01/2035(c)(d)	827,435
1,804,231	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/01/2035(c)(d)	322,344
1,322,812	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/01/2036(c)(d)	248,462
2,723,875	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/01/2036(c)(d)	530,371
1,084,849	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/01/2036(c)(d)	248,964
1,350,172	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/01/2036(c)(d)	310,213
1,567,501	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/01/2037(c)(d)	360,271
1,513,831	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)	260,355

	Collateralized Mortgage Obligations – continued
$721,910	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(c)(d)	$123,829
1,185,881	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)	259,937
762,393	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(c)(d)	146,912
213,570	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)	41,000
1,618,765	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(c)(d)	232,699
5,354,084	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(c)(d)	963,461
1,749,474	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)	367,038
1,536,737	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(c)(d)	270,901
986,500	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)	222,120
184,492	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(d)	37,008
11,745,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(c)	12,746,931
9,616,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(c)	10,365,250
6,125,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(c)	6,209,494
16,860,000	FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2, 3.154%, 2/25/2018(c)	17,783,304
2,670,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018(c)	2,767,615
26,600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KAIV, Class A2, 3.989%, 6/25/2021(c)	28,625,750
4,676,858	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.647%, 1/25/2023(b)(d)	414,964
17,409,134	Government National Mortgage Association, Series 2006-46, Class IO, 0.273%, 4/16/2046(b)(d)	407,165
15,386,226	Government National Mortgage Association, Series 2006-51, Class IO, 0.429%, 8/16/2046(b)(c)(d)	453,786
257,133	Government National Mortgage Association, Series 2007-75, Class C, 5.533%, 9/16/2038	258,672
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(c)	4,499,272

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$25,535,746	Government National Mortgage Association, Series 2009-114, Class IO, 0.639%, 10/16/2049(b)(d)	$673,071
12,396,815	Government National Mortgage Association, Series 2010-49, Class IA, 0.932%, 10/16/2052(b)(d)	787,793
49,226,150	Government National Mortgage Association, Series 2010-83, Class IO, 0.513%, 7/16/2050(b)(c)(d)	1,548,950
961,245	Government National Mortgage Association, Series 2010-H20, Class AF, 0.489%, 10/20/2060(b)	950,000
63,971,052	Government National Mortgage Association, Series 2010-I24, Class X, 1.100%, 12/16/2052(b)(c)(d)	4,478,166
21,881,224	Government National Mortgage Association, Series 2011-38, Class IO, 0.867%, 4/16/2053(b)(c)(d)	975,684
9,712,537	Government National Mortgage Association, Series 2011-53, Class IO, 0.797%, 5/16/2051(b)(c)(d)	447,301
18,972,521	Government National Mortgage Association, Series 2011-119, Class IO, 1.190%, 8/16/2051(b)(d)	1,082,439
37,245,004	Government National Mortgage Association, Series 2011-161, Class IO, 1.202%, 4/16/2045(b)(d)	2,134,884
1,699,487	Government National Mortgage Association, Series 2011-H01, Class AF, 0.609%, 11/20/2060(b)	1,688,289
17,000,000	Government National Mortgage Association, Series 2012-100, Class IC, 1.557%, 9/16/2050(b)(d)	1,838,958
25,192,574	Government National Mortgage Association, Series 2012-100, Class IO, 0.825%, 8/16/2052(b)(d)	1,645,528
12,925,139	Government National Mortgage Association, Series 2012-111, Class IC, 1.457%, 9/16/2050(b)(d)	1,328,795
33,924,682	Government National Mortgage Association, Series 2012-23, Class IO, 1.537%, 6/16/2053(b)(c)(d)	2,238,079
32,485,417	Government National Mortgage Association, Series 2012-53, Class IO, 1.021%, 3/16/2047(b)(c)(d)	2,191,401
38,732,146	Government National Mortgage Association, Series 2012-55, Class IO, 1.222%, 4/16/2052(b)(c)(d)	2,241,894
29,107,644	Government National Mortgage Association, Series 2012-58, Class IO, 1.029%, 2/16/2053(b)(c)(d)	2,307,421
29,138,000	Government National Mortgage Association, Series 2012-70, Class IO, 0.964%, 8/16/2052(b)(c)(d)	1,876,633
17,727,528	Government National Mortgage Association, Series 2012-78, Class IO, 1.060%, 6/16/2052(b)(d)	1,248,762
24,222,433	Government National Mortgage Association, Series 2012-79, Class IO, 1.050%, 3/16/2053(b)(d)	1,843,763

	Collateralized Mortgage Obligations – continued
$24,253,369	Government National Mortgage Association, Series 2012-95, Class IO, 1.041%, 2/16/2053(b)(d)	$2,013,224
7,967,177	Government National Mortgage Association, Series 2013-175, Class IO, 0.995%, 5/16/2055(b)(d)	504,529
29,413,814	Government National Mortgage Association, Series 2013-H16, Class AI, 1.607%, 7/20/2063(b)(d)	2,426,640
19,318,075	Government National Mortgage Association, Series 2013-H18, Class EI, 1.717%, 7/20/2063(b)(d)	1,690,331
3,813,097	Government National Mortgage Association, Series 2013-H18, Class JI, 1.381%, 8/20/2063(b)(d)	246,660
403,739	Government National Mortgage Association, Series 2013-H22, Class FT, 0.760%, 4/20/2063(b)	403,110
63,922,401	Government National Mortgage Association, Series 2014-24, Class IX, 1.020%, 1/16/2054(b)(d)	4,433,082
4,997,562	Government National Mortgage Association, Series 2014-H05, Class FB, 0.710%, 12/20/2063(b)	4,997,457
5,000,000	Government National Mortgage Association, Series 2014-H06, Class FA, 0.731%, 3/20/2064(b)	5,000,000

		178,862,651

	Commercial Mortgage-Backed Securities – 31.3%
4,300,000	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	4,311,975
189,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.182%, 9/10/2047(b)	199,488
1,502,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	1,634,663
1,062,193	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,152,363
3,385,000	CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class A2, 1.255%, 5/15/2030, 144A(b)	3,390,331
4,170,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	4,563,694
4,451,412	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047	4,886,408
238,995	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.768%, 6/10/2046(b)	259,456
1,325,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,302,874
3,010,000	Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 0.955%, 3/15/2029, 144A(b)	3,011,773

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	$1,266,803
2,670,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	2,749,956
2,765,932	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.792%, 6/15/2038(b)	2,997,303
5,250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	5,737,893
5,576,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.678%, 6/15/2039(b)	6,071,640
5,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.971%, 9/15/2039(b)	5,464,960
11,163,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(c)	12,318,716
4,108,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 5.978%, 2/15/2041(b)	4,614,923
3,400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 4.036%, 12/05/2031, 144A(b)	3,522,148
3,495,000	GP Portfolio Trust, Series 2014-GPP, Class A, 1.104%, 2/15/2027, 144A(b)	3,496,975
8,745,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039(c)	9,580,488
13,700,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049(c)	15,259,238
54,118	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/2038	54,232
11,237	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038	11,241
11,390,064	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.819%, 8/10/2045(b)(c)	12,630,624
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.436%, 12/10/2027, 144A(b)	5,245,287
10,115,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.004%, 11/08/2029, 144A(b)(c)	10,144,030
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A	5,235,055
3,296,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046	3,512,979
3,205,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	3,301,113
6,927,191	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043	7,477,169

	Commercial Mortgage-Backed Securities – continued
$3,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	$3,512,941
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,316,068
4,650,411	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	5,031,200
7,525,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	8,285,838
6,730,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	7,517,955
3,390,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	3,494,168
7,282,738	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.577%, 4/12/2049(b)	7,936,305
7,216,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	7,809,076
9,130,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(c)	10,091,973
7,268,605	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.908%, 6/11/2049(b)	8,100,649
14,000,000	Motel 6 Trust, Series 2012-MTL6, Class B, 2.743%, 10/05/2025, 144A(c)	14,064,680
3,475,000	RBS Commercial Funding Inc. Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(b)	3,260,506
1,585,000	SCG Trust, Series 2013-SRP1, Class A, 1.555%, 11/15/2026, 144A(b)	1,587,625
2,420,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	2,650,604

		230,065,386

	Hybrid ARMs – 3.9%
2,369,432	FHLMC, 2.117%, 5/01/2037(b)(c)	2,518,845
3,365,204	FHLMC, 2.334%, 6/01/2035(b)(c)	3,572,766
2,405,279	FHLMC, 2.365%, 11/01/2036(b)(c)	2,576,102
142,719	FHLMC, 2.366%, 1/01/2035(b)(c)	152,134
1,521,986	FHLMC, 2.369%, 4/01/2035(b)(c)	1,632,300
525,141	FHLMC, 2.375%, 11/01/2036(b)(c)	561,566
2,335,054	FHLMC, 2.815%, 2/01/2037(b)(c)	2,492,896
630,730	FHLMC, 4.310%, 1/01/2036(b)(c)	678,792
775,352	FNMA, 1.909%, 2/01/2037(b)(c)	829,306
1,550,896	FNMA, 2.258%, 9/01/2034(b)(c)	1,654,590
713,285	FNMA, 2.575%, 9/01/2036(b)(c)	764,416
2,860,484	FNMA, 3.719%, 8/01/2038(b)(c)	3,057,183
7,436,823	FNMA, 4.915%, 9/01/2037(b)(c)	7,878,160
444,431	FNMA, 5.372%, 10/01/2035(b)(c)	481,472

		28,850,528

	Mortgage Related – 33.7%
168,517	FHLMC, 5.000%, 9/01/2035(c)	183,256
20,000,000	FHLMC (TBA), 3.500%, 4/01/2044(e)	20,096,876

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Mortgage Related – continued
$1,037,942	FNMA, 5.500%, 8/01/2034(c)	$1,158,604
14,075	FNMA, 6.000%, 10/01/2034(c)	15,826
1,578	FNMA, 7.000%, 12/01/2037(c)	1,680
35,500,000	FNMA (TBA), 2.500%, 5/01/2029(e)	35,377,971
52,270,000	FNMA (TBA), 3.500%, 4/01/2044(e)	52,580,353
13,000,000	FNMA (TBA), 4.000%, 4/01/2044(e)	13,511,875
45,700,000	FNMA (TBA), 4.500%, 4/01/2044(e)	48,749,049
887,934	GNMA, 0.693%, 8/20/2063(b)	886,376
2,558,363	GNMA, 1.859%, 2/20/2061(b)	2,685,298
606,337	GNMA, 1.904%, 7/20/2060(b)	635,765
494,360	GNMA, 1.924%, 9/20/2060(b)	519,904
3,788,127	GNMA, 2.175%, 2/20/2063(b)	4,035,003
1,890,606	GNMA, 4.479%, 2/20/2062	2,065,564
3,490,371	GNMA, 4.521%, 12/20/2061	3,811,063
995,072	GNMA, 4.524%, 7/20/2062	1,090,828
495,966	GNMA, 4.570%, 10/20/2061	540,719
4,529,810	GNMA, 4.577%, 6/20/2063	5,004,489
515,494	GNMA, 4.578%, 11/20/2061	562,215
1,037,360	GNMA, 4.600%, 10/20/2061	1,132,163
1,002,693	GNMA, 4.626%, 6/20/2062	1,101,746
11,586,872	GNMA, 4.659%, 2/20/2062(c)	12,714,205
12,874,145	GNMA, 4.670%, 12/20/2061(c)	14,102,145
718,807	GNMA, 4.684%, 1/20/2062	787,337
3,379,169	GNMA, 4.700%, with various maturities in 2061(f)	3,691,198
2,914,679	GNMA, 4.720%, 6/20/2061	3,179,419
4,152,001	GNMA, 4.767%, 7/20/2063	4,550,871
1,004,258	GNMA, 4.798%, 5/20/2061	1,097,750
1,474,737	GNMA, 4.808%, 8/20/2062	1,616,945
4,859,076	GNMA, 4.810%, 5/20/2061	5,306,101
1,017,737	GNMA, 4.951%, 1/20/2062	1,117,527
741,454	GNMA, 5.500%, with various maturities in 2059(f)	798,224
3,202,930	GNMA, 6.514%, 5/20/2061	3,463,940

		248,172,285

	Total Bonds and Notes
	(Identified Cost $839,088,600)	856,438,235

Short-Term Investments – 8.1%
27,045,774	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $27,045,774 on 4/01/2014 collateralized by $28,080,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $27,586,831 including accrued interest (Note 2 of Notes to Financial Statements)	27,045,774
32,000,000	U.S. Treasury Bill, 0.045%, 5/08/2014(g)	31,999,008
800,000	U.S. Treasury Bill, 0.073%, 10/16/2014(g)(h)	799,747

	Total Short-Term Investments
	(Identified Cost $59,843,973)	59,844,529

	Total Investments – 124.5%
	(Identified Cost $898,932,573)(a)	916,282,764
	Other assets less liabilities—(24.5)%	(180,185,615)

	Net Assets – 100.0%	$736,097,149

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At March 31, 2014, the net unrealized appreciation on investments based on a cost of $898,932,573 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$29,755,105
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,404,914)

	Net unrealized appreciation	$17,350,191

(b)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(c)	All or a portion of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(d)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(e)	Delayed delivery. See Note 2 of Notes to Financial Statements.
(f)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)	Security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $156,074,804 or 21.2% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

At March 31, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	6/19/2014	305	$40,631,719	$194,891

At March 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2014	359	$42,704,172	$327,492

Industry Summary at March 31, 2014 (Unaudited)

Mortgage Related	33.7%
Commercial Mortgage-Backed Securities	31.3
Collateralized Mortgage Obligations	24.3
ABS Car Loan	9.1
ABS Other	5.2
Hybrid ARMs	3.9
ABS Home Equity	3.1
ABS Credit Card	3.0
ABS Student Loan	2.8
Short-Term Investments	8.1

Total Investments	124.5
Other assets less liabilities (including open futures contracts)	(24.5)

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
ASSETS
Investments at cost	$69,219,874	$898,932,573
Net unrealized appreciation	5,351,323	17,350,191

Investments at value	74,571,197	916,282,764
Cash	4,129	—
Due from brokers (Note 2)	—	260,000
Receivable for securities sold	519,820	—
Receivable for delayed delivery securities sold (Note 2)	—	35,530,046
Dividends and interest receivable	969,668	2,859,872
Tax reclaims receivable	18	—
Receivable for variation margin on futures contracts (Note 2)	7,813	—

TOTAL ASSETS	76,072,645	954,932,682

LIABILITIES
Payable for securities purchased	628,730	11,050,823
Payable for delayed delivery securities purchased (Note 2)	—	206,749,482
Payable for Fund shares redeemed	12,353	917,482
Payable for variation margin on futures contracts (Note 2)	—	117,746

TOTAL LIABILITIES	641,083	218,835,533

NET ASSETS	$75,431,562	$736,097,149

NET ASSETS CONSIST OF:
Paid-in capital	$72,255,494	$726,047,473
Distributions in excess of net investment income	(57,715)	(1,895,184)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(2,101,435)	(5,927,714)
Net unrealized appreciation on investments, futures contracts and foreign currency translations	5,335,218	17,872,574

NET ASSETS	$75,431,562	$736,097,149

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$75,431,562	$736,097,149

Shares of beneficial interest	6,861,564	68,810,399

Net asset value, offering and redemption price per share	$10.99	$10.70

See accompanying notes to financial statements.

|  20

Statements of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
INVESTMENT INCOME
Interest	$2,209,562	$13,398,322
Dividends	130,633	—
Less net foreign taxes withheld	(1,458)	—

Investment income	2,338,737	13,398,322

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	1,144,442	3,058,306
Futures contracts	(14,267)	830,202
Foreign currency transactions	23	—
Net change in unrealized appreciation (depreciation) on:
Investments	2,513,631	(1,650,707)
Futures contracts	(16,112)	603,102
Foreign currency translations	10	—

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	3,627,727	2,840,903

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,966,464	$16,239,225

See accompanying notes to financial statements.

21  |

Statements of Changes in Net Assets

	High Income Opportunities Fund		Securitized Asset Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
FROM OPERATIONS:
Investment income	$2,338,737	$4,407,555	$13,398,322	$25,424,533
Net realized gain on investments, futures contracts and foreign currency transactions	1,130,198	2,075,024	3,888,508	4,106,798
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	2,497,529	(290,905)	(1,047,605)	(24,047,173)

Net increase in net assets resulting from operations	5,966,464	6,191,674	16,239,225	5,484,158

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(2,587,865)	(4,807,228)	(18,601,589)	(38,965,752)
Net realized capital gains
Institutional Class	—	—	—	(7,645,092)

Total distributions	(2,587,865)	(4,807,228)	(18,601,589)	(46,610,844)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(6,048,978)	2,596,602	49,263,537	16,956,644

Net increase (decrease) in net assets	(2,670,379)	3,981,048	46,901,173	(24,170,042)
NET ASSETS
Beginning of the period	78,101,941	74,120,893	689,195,976	713,366,018

End of the period	$75,431,562	$78,101,941	$736,097,149	$689,195,976

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(57,715)	$191,413	$(1,895,184)	$3,308,083

See accompanying notes to financial statements.

|  22

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions
	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
HIGH INCOME OPPORTUNITIES FUND

Institutional Class
3/31/2014(e)	$10.53	$0.32	$0.49	$0.81	$(0.35)	$—	$(0.35)
9/30/2013	10.35	0.67	0.25	0.92	(0.74)	—	(0.74)
9/30/2012	9.36	0.72	1.01	1.73	(0.74)	—	(0.74)
9/30/2011	9.92	0.74	(0.52)	0.22	(0.78)	—	(0.78)
9/30/2010	9.07	0.78	0.86	1.64	(0.79)	—	(0.79)
9/30/2009	8.26	0.79	0.84	1.63	(0.81)	(0.01)	(0.82)

SECURITIZED ASSET FUND

Institutional Class
3/31/2014(e)	$10.73	$0.21	$0.05	$0.26	$(0.29)	$—	$(0.29)
9/30/2013	11.39	0.41	(0.33)	0.08	(0.62)	(0.12)	(0.74)
9/30/2012	11.13	0.45	0.55	1.00	(0.54)	(0.20)	(0.74)
9/30/2011	10.99	0.41	0.19	0.60	(0.46)	—	(0.46)
9/30/2010	10.16	0.41	1.08	1.49	(0.49)	(0.17)	(0.66)
9/30/2009	9.60	0.50	0.66	1.16	(0.57)	(0.03)	(0.60)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year, if applicable, are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	For the six months ended March 31, 2014 (Unaudited).

See accompanying notes to financial statements.

23  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%)(b)	Net assets, end of the period (000’s)	Net expenses (%)(c)	Gross expenses (%)(c)	Net investment income (%)(d)	Portfolio turnover rate (%)

$10.99	7.74	$75,432	—	—	5.90	21
10.53	9.19	78,102	—	—	6.33	41
10.35	19.24	74,121	—	—	7.28	30
9.36	1.81	61,645	—	—	7.22	33
9.92	18.88	65,560	—	—	8.21	26
9.07	23.06	71,710	—	—	10.86	34

$10.70	2.42	$736,097	—	—	3.85	121
10.73	0.75	689,196	—	—	3.67	244
11.39	9.42	713,366	—	—	4.08	230
11.13	5.59	685,692	—	—	3.72	253
10.99	15.24	653,299	—	—	3.89	251
10.16	12.97	290,468	—	—	5.42	390

See accompanying notes to financial statements.

|  24

Notes to Financial Statements

March 31, 2014 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles High Income Opportunities Fund (the “High Income Opportunities Fund”)

Loomis Sayles Securitized Asset Fund (the “Securitized Asset Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by NGAM Advisors, L.P. (“NGAM Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of NGAM Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

25  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Funds during the six months ended March 31, 2014.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Delayed Delivery Commitments. The Funds may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian. No interest accrues to the Fund until the transaction settles.

|  26

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

g.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2014 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

h.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, defaulted bonds, contingent payment debt instruments, foreign currency gains and losses, return of capital distributions received, taxable overdistribution and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to defaulted bonds, premium amortization, return of capital distributions received, trust preferred securities, contingent payment debt instruments, futures contracts mark to market and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax characterization of distributions paid to shareholders during the year ended September 30, 2013 was as follows:

	2013 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$4,807,228	$—	$4,807,228
Securitized Asset Fund	39,095,960	7,514,884	46,610,844

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2013, the capital loss carryforwards and post-October capital loss deferrals were as follows:

	High Income Opportunities Fund	Securitized Asset Fund
Capital loss carryforward:
Expires September 30, 2018	$(3,066,782)	$—
Post-October capital loss deferrals*	—	(9,896,941)

* Under current tax law, capital losses after October 31 may be deferred and treated as occurring on the first day of the following taxable year.

i.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the

27  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2014, each Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

j.  Due from Brokers. Transactions and positions in certain futures, forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. Due from brokers’ balances in the Statement of Assets and Liabilities for Securitized Asset Fund represent cash pledged for delayed delivery securities. In certain circumstances, the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

k.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2014, neither Fund had loaned securities under this agreement.

l.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Securities fair valued using significant unobservable inputs are categorized in Level 3.

|  28

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014, at value:

High Income Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$512,307	$1,912,311	(b)	$2,424,618
Retailers	—	620,400	305,957	(c)	926,357
Transportation Services	—	172,975	465,195	(c)	638,170
All Other Non-Convertible Bonds(a)	—	55,213,751	—		55,213,751

Total Non-Convertible Bonds	—	56,519,433	2,683,463		59,202,896

Convertible Bonds
Wirelines	—	1,538,111	56,214	(c)	1,594,325
All Other Convertible Bonds(a)	—	8,609,300	—		8,609,300

Total Convertible Bonds	—	10,147,411	56,214		10,203,625

Total Bonds and Notes	—	66,666,844	2,739,677		69,406,521

Preferred Stocks(a)	2,323,890	230,608	—		2,554,498
Common Stocks(a)	1,760,594	—	—		1,760,594
Warrants(d)	—	—	—		—
Short-Term Investments	—	849,584	—		849,584

Total	$4,084,484	$67,747,036	$2,739,677		$74,571,197

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(16,112)	$—	$—	$(16,112)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

(d) Fair valued at zero using Level 2 inputs.

Preferred stocks valued at $210,617 were transferred from Level 1 to Level 2 during the period ended March 31, 2014. At March 31, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The Fund does not have knowledge of the inputs used for those securities categorized in Level 3 that are valued using broker-dealer bid prices. The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of March 31, 2014, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
Non-Convertible Bonds
Retailers	Option Adjusted Spread Model	Option Adjusted Spread[1]	469.20	$305,957
Transportation Services	Discounted Cash Flows	Discount Rate[2]	7.24% - 11.25%	465,195
Convertible Bonds
Wirelines	Market Conversion Price	Parity Discount Rate[3]	10%	56,214

Total				$827,366

1 Security is valued using an option adjusted spread model. The significant unobservable input used in the fair value measurement is the option adjusted spread, which is based on a market comparable company. A significant change in the option adjusted spread could have a material effect on the fair value measurement. There is an inverse relationship between the option adjusted spread and the fair value measurement, meaning a significant increase in the option adjusted spread would result in a lower fair value measurement, and vice versa.

29  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

2 Securities are valued using a discounted cash flow model. The significant unobservable input used in the fair value measurement is the discount rate, which is based on the investment adviser’s assumptions about the prepayment rate, credit quality, and liquidity, among other considerations. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.

3 Security is valued at parity value, discounted to reflect the small size and complexity of the issue. The significant unobservable input used in the fair value measurement is the discount rate. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.

Securitized Asset Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$62,044,344	$4,542,856	(b)	$66,587,200
ABS Other	—	26,730,228	11,691,141	(b)	38,421,369
Collateralized Mortgage Obligations	—	169,499,020	9,363,631	(b)	178,862,651
All Other Non-Convertible Bonds(a)	—	572,567,015	—		572,567,015

Total Bonds and Notes	—	830,840,607	25,597,628		856,438,235

Short-Term Investments	—	59,844,529	—		59,844,529

Total Investments	—	890,685,136	25,597,628		916,282,764

Futures Contracts (unrealized appreciation)	522,383	—	—		522,383

Total	$522,383	$890,685,136	$25,597,628		$916,805,147

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or March 31, 2014:

High Income Opportunities Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
Airlines	$1,567,904	$161	$3,775	$75,587	$390,000	$(125,116)	$—	$—	$1,912,311	$84,725
Retailers	307,438	535	—	(2,016)	—	—	—	—	305,957	(2,016)
Transportation Services	466,925	—	234	(264)	—	(1,700)	—	—	465,195	—
Convertible Bonds
Wirelines	49,851	—	—	6,363	—	—	—	—	56,214	6,363

Total	$2,392,118	$696	$4,009	$79,670	$390,000	$(126,816)	$—	$—	$2,739,677	$89,072

|  30

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Securitized Asset Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
ABS Car Loan	$4,488,465	$—	$10,482	$(3,134)	$754,910	$(707,867)	$—	$—	$4,542,856	$5,552
ABS Other	9,692,953	—	3,309	214,257	2,259,628	(479,006)	—	—	11,691,141	227,150
Collateralized Mortgage Obligations	105,086	—	(753)	36,948	9,347,067	(19,631)	—	(105,086)	9,363,631	36,948

Total	$14,286,504	$—	$13,038	$248,071	$12,361,605	$(1,206,504)	$—	$(105,086)	$25,597,628	$269,650

A debt security valued at $105,086 was transferred from Level 3 to Level 2 during the period ended March 31, 2014. At March 31, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Funds used during the period include futures contracts.

The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage their duration in order to control interest rate risk without having to buy or sell portfolio securities. During the six months ended March 31, 2014, High Income Opportunities Fund used futures contracts to manage duration and Securitized Asset Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for High Income Opportunities Fund as of March 31, 2014, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange traded/cleared liability derivatives
Interest rate contracts	$(16,112)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for High Income Opportunities Fund during the six months ended March 31, 2014 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(14,267)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(16,112)

31  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

The following is a summary of derivative instruments for Securitized Asset Fund as of March 31, 2014, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange traded/cleared asset derivatives
Interest rate contracts	$522,383

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Securitized Asset Fund during the six months ended March 31, 2014 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$830,202

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$603,102

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2014:

High Income Opportunities Fund	Futures
Average Notional Amount Outstanding	1.40%
Highest Notional Amount Outstanding	4.42%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of March 31, 2014	4.42%

Securitized Asset Fund	Futures
Average Notional Amount Outstanding	10.52%
Highest Notional Amount Outstanding	12.12%
Lowest Notional Amount Outstanding	8.55%
Notional Amount Outstanding as of March 31, 2014	11.32%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to a Fund from counterparty default should be limited to the extent a Fund is under collateralized for over-the-counter derivatives; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. Based on balances reflected on the Funds’ Statement of Assets and Liabilities, including cash and securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, the maximum amount of loss that the Funds would incur if counterparties failed to meet their obligations, and the amount of loss that the Funds would incur after taking into account master netting arrangements pursuant to ISDA agreements, are as follows as of March 31, 2014:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
High Income Opportunities Fund	$77,804	$77,804
Securitized Asset Fund	799,747	799,747

|  32

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

5.  Purchases and Sales of Securities. For the six months ended March 31, 2014, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$—	$—	$15,770,867	$18,792,738
Securitized Asset Fund	962,341,250	970,048,782	80,471,198	59,526,990

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds: compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses and all other expenses incurred.

Loomis Sayles serves as investment adviser to each Fund. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust. NGAM Distribution currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse NGAM Distribution to the extent that NGAM Distribution incurs expenses in connection with any redemption of Fund shares.

c.  Administrative Fees. NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to NGAM Advisors for services to the Funds.

d.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2014, the Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at an annual rate of $17,500. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings. Fees and expenses allocated to the Funds are paid by Loomis Sayles without reimbursement from the Funds.

Prior to January 1, 2014, the Chairperson of the Board received a retainer fee at the annual rate of $285,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $115,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts,

33  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series. The portions of the accrued obligations allocated to the Funds and distributed in accordance with the provisions of the Plan are paid by Loomis Sayles without reimbursement from the Funds.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2014, neither Fund had borrowings under this agreement.

8.  Concentration of Risk. Securitized Asset Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

9.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2014, based on management’s evaluation of the shareholder account base, High Income Opportunities Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Fund	Number of >5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership
High Income Opportunities Fund	2	31.41%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	High Income Opportunities Fund

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	556,237	$6,027,372	10,165,277	$106,655,833
Issued in connection with the reinvestment of distributions	161,115	1,725,993	345,087	3,645,230
Redeemed	(1,269,679)	(13,802,343)	(10,254,790)	(107,704,461)

Increase (decrease) from capital share transactions	(552,327)	$(6,048,978)	255,574	$2,596,602

	Securitized Asset Fund

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	11,625,189	$124,202,044	81,969,317	$881,734,214
Issued in connection with the reinvestment of distributions	142,427	1,522,148	296,422	3,269,705
Redeemed	(7,162,545)	(76,460,655)	(80,674,680)	(868,047,275)

Increase (decrease) from capital share transactions	4,605,071	$49,263,537	1,591,059	$16,956,644

|  34

Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Semiannual Report

March 31, 2014

Portfolio Review	1
Portfolio of Investments	6
Financial Statements	20
Notes to Financial Statements	27

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSSIX
John J. Slavik, CFA®	Retail Class	LCGRX
	Class N	LSSNX

Objective

Long-term capital growth from investments in common stocks or other equity securities

Average Annual Total Returns — March 31, 2014(b)

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Institutional Class (Inception 12/31/96)	7.39%	31.74%	26.46%	11.58%	—%
Retail Class (Inception 12/31/96)	7.28	31.39	26.13	11.29	—
Class N (Inception 2/1/13)	7.39	31.78	—	—	33.69
Comparative Performance
Russell 2000® Growth Index(a)	8.70	27.19	25.24	8.87	28.72

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 3 for a description of the index.

(b)	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

1  |

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols
Joseph R. Gatz, CFA®	Institutional Class	LSSCX
Jeffrey Schwartz, CFA®	Retail Class	LSCRX
	Admin Class	LSVAX
	Class N	LSCNX

Objective

Long-term capital growth from investments in common stocks or other equity securities

Average Annual Total Returns — March 31, 2014(b)

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Institutional Class (Inception 5/13/91)	10.23%	22.58%	23.33%	9.94%	—%
Retail Class (Inception 12/31/96)	10.08	22.26	23.02	9.66	—
Admin Class (Inception 1/2/98)	9.94	21.95	22.70	9.38	—
Class N (Inception 2/1/13)	10.27	22.66	—	—	24.32

Comparative Performance
Russell 2000® Value Index(a)	11.24	22.65	23.33	8.07	23.79
Russell 2000® Index(a)	9.94	24.90	24.31	8.53	26.22

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 3 for a description of the index.

(b)	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  2

ADDITIONAL INFORMATION

Index Definitions

Indices are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, (i) by calling Loomis Sayles at 800-633-3330; (ii) on the Funds’ website, www.loomissayles.com, and (iii) on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available on (i) the Funds’ website and (ii) the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees),

3  |

and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each fund shows the actual amount of fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2013 through March 31, 2014. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period* 10/1/2013 – 3/31/2014
Actual	$1,000.00	$1,073.90	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73

Retail Class
Actual	$1,000.00	$1,072.80	$6.30
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14

Class N
Actual	$1,000.00	$1,073.90	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18

*   Expenses are equal to the Fund’s annualized expense ratio: 0.94%, 1.22% and 0.83% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  4

Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period* 10/1/2013 – 3/31/2014
Actual	$1,000.00	$1,102.30	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

Retail Class
Actual	$1,000.00	$1,100.80	$6.02
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

Admin Class
Actual	$1,000.00	$1,099.40	$7.33
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04

Class N
Actual	$1,000.00	$1,102.70	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.40% and 0.85% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

5  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 95.6% of Net Assets

	Aerospace & Defense – 1.2%
344,738	Hexcel Corp.(b)	$15,009,893

	Air Freight & Logistics – 1.2%
526,469	XPO Logistics, Inc.(b)	15,483,453

	Airlines – 1.1%
226,568	Spirit Airlines, Inc.(b)	13,458,140

	Auto Components – 2.2%
248,056	Dorman Products, Inc.(b)	14,650,188
247,306	Drew Industries, Inc.	13,403,985

		28,054,173

	Banks – 4.0%
208,183	Bank of the Ozarks, Inc.	14,168,935
713,815	Boston Private Financial Holdings, Inc.	9,657,917
226,424	Pinnacle Financial Partners, Inc.	8,488,636
391,834	PrivateBancorp, Inc.	11,954,855
50,050	SVB Financial Group(b)	6,445,439

		50,715,782

	Biotechnology – 3.9%
149,571	Acceleron Pharma, Inc.(b)	5,160,200
102,267	Cubist Pharmaceuticals, Inc.(b)	7,480,831
440,105	Emergent Biosolutions, Inc.(b)	11,121,453
683,536	Exact Sciences Corp.(b)	9,685,705
42,773	KYTHERA Biopharmaceuticals, Inc.(b)	1,700,654
454,637	Neurocrine Biosciences, Inc.(b)	7,319,656
245,480	PTC Therapeutics, Inc.(b)	6,416,847

		48,885,346

	Building Products – 0.9%
353,854	Apogee Enterprises, Inc.	11,758,568

	Capital Markets – 1.9%
223,771	Artisan Partners Asset Management, Inc.	14,377,287
198,504	Financial Engines, Inc.	10,080,033

		24,457,320

	Chemicals – 1.1%
483,745	Flotek Industries, Inc.(b)	13,472,298

	Commercial Services & Supplies – 0.9%
577,928	Interface, Inc.	11,876,420

	Communications Equipment – 0.7%
402,379	Ciena Corp.(b)	9,150,098

	Construction & Engineering – 1.1%
306,878	MasTec, Inc.(b)	13,330,780

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – 0.9%
254,312	Encore Capital Group, Inc.(b)	$11,622,058

	Distributors – 1.1%
218,785	Pool Corp.	13,415,896

	Diversified Consumer Services – 4.1%
349,681	Bright Horizons Family Solutions, Inc.(b)	13,676,024
334,583	Grand Canyon Education, Inc.(b)	15,625,026
858,898	LifeLock, Inc.(b)	14,695,745
395,620	Nord Anglia Education, Inc.(b)	7,584,035

		51,580,830

	Diversified Financial Services – 0.8%
178,535	MarketAxess Holdings, Inc.	10,572,843

	Diversified Telecommunication Services – 1.0%
1,213,531	8x8, Inc.(b)	13,118,270

	Electrical Equipment – 0.7%
359,189	Thermon Group Holdings, Inc.(b)	8,326,001

	Electronic Equipment, Instruments & Components – 3.3%
141,686	FEI Co.	14,596,492
151,533	IPG Photonics Corp.(b)	10,770,965
236,920	Measurement Specialties, Inc.(b)	16,075,022

		41,442,479

	Energy Equipment & Services – 2.8%
108,184	Dril-Quip, Inc.(b)	12,127,426
407,257	Forum Energy Technologies, Inc.(b)	12,616,822
476,422	Helix Energy Solutions Group, Inc.(b)	10,948,178

		35,692,426

	Food & Staples Retailing – 1.1%
217,098	Susser Holdings Corp.(b)	13,562,112

	Health Care Equipment & Supplies – 7.3%
234,849	Cardiovascular Systems, Inc.(b)	7,465,850
176,004	Cynosure, Inc.(b)	5,156,917
528,509	Globus Medical, Inc.(b)	14,053,054
252,928	Insulet Corp.(b)	11,993,846
686,861	Novadaq Technologies, Inc.(b)	15,303,263
361,895	Quidel Corp.(b)	9,879,734
575,875	Spectranetics Corp.(b)	17,454,771
337,838	Wright Medical Group, Inc.(b)	10,496,627

		91,804,062

	Health Care Providers & Services – 3.7%
294,798	Acadia Healthcare Co., Inc.(b)	13,301,286
224,078	IPC The Hospitalist Co.(b)	10,997,748

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Providers & Services – continued
55,315	MWI Veterinary Supply, Inc.(b)	$8,608,120
319,961	Team Health Holdings, Inc.(b)	14,318,255

		47,225,409

	Health Care Technology – 1.4%
416,003	HMS Holdings Corp.(b)	7,924,857
172,496	Medidata Solutions, Inc.(b)	9,373,433

		17,298,290

	Hotels, Restaurants & Leisure – 3.3%
168,300	Chuy’s Holdings, Inc.(b)	7,260,462
236,921	Noodles & Co.(b)	9,351,272
279,130	Popeyes Louisiana Kitchen, Inc.(b)	11,343,843
190,431	Vail Resorts, Inc.	13,273,041

		41,228,618

	Internet & Catalog Retail – 1.2%
410,957	HomeAway, Inc.(b)	15,480,750

	Internet Software & Services – 6.8%
235,083	Cornerstone OnDemand, Inc.(b)	11,253,423
44,463	CoStar Group, Inc.(b)	8,303,021
243,676	Cvent, Inc.(b)	8,808,887
430,279	Dealertrack Technologies, Inc.(b)	21,165,424
270,181	Envestnet, Inc.(b)	10,855,873
344,127	Everyday Health, Inc.(b)	4,814,337
144,982	OpenTable, Inc.(b)	11,153,465
129,977	Shutterstock, Inc.(b)	9,437,630

		85,792,060

	IT Services – 1.8%
286,795	Cardtronics, Inc.(b)	11,141,986
463,448	InterXion Holding NV(b)	11,113,483

		22,255,469

	Life Sciences Tools & Services – 0.7%
206,783	Fluidigm Corp.(b)	9,112,927

	Machinery – 3.9%
489,117	Manitowoc Co., Inc. (The)	15,382,730
44,079	Middleby Corp. (The)(b)	11,646,112
151,092	Proto Labs, Inc.(b)	10,224,396
183,382	RBC Bearings, Inc.(b)	11,681,433

		48,934,671

	Oil, Gas & Consumable Fuels – 3.8%
197,230	Diamondback Energy, Inc.(b)	13,275,551
201,815	Gulfport Energy Corp.(b)	14,365,192

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – continued
250,943	Oasis Petroleum, Inc.(b)	$10,471,851
207,458	Rosetta Resources, Inc.(b)	9,663,394

		47,775,988

	Pharmaceuticals – 1.3%
265,503	Medicines Co. (The)(b)	7,545,595
125,692	Pacira Pharmaceuticals, Inc.(b)	8,797,183

		16,342,778

	Professional Services – 5.4%
174,214	Advisory Board Co. (The)(b)	11,193,250
238,277	Corporate Executive Board Co. (The)	17,687,302
198,028	Huron Consulting Group, Inc.(b)	12,551,015
340,633	On Assignment, Inc.(b)	13,145,027
250,166	WageWorks, Inc.(b)	14,036,814

		68,613,408

	Road & Rail – 1.3%
174,139	Genesee & Wyoming, Inc., Class A(b)	16,947,208

	Semiconductors & Semiconductor Equipment – 4.7%
280,203	Cavium, Inc.(b)	12,253,277
189,590	Hittite Microwave Corp.	11,951,754
338,779	Monolithic Power Systems, Inc.(b)	13,134,462
361,192	Semtech Corp.(b)	9,152,605
237,075	Silicon Laboratories, Inc.(b)	12,387,169

		58,879,267

	Software – 6.8%
385,382	Aspen Technology, Inc.(b)	16,324,782
100,732	CommVault Systems, Inc.(b)	6,542,543
303,268	FleetMatics Group PLC(b)	10,144,315
265,150	Gigamon, Inc.(b)	8,057,908
332,606	Guidewire Software, Inc.(b)	16,314,324
241,813	Imperva, Inc.(b)	13,468,984
105,857	Ultimate Software Group, Inc. (The)(b)	14,502,409

		85,355,265

	Specialty Retail – 2.2%
140,981	Cabela’s, Inc.(b)	9,235,665
189,660	Hibbett Sports, Inc.(b)	10,029,221
123,812	Restoration Hardware Holdings, Inc.(b)	9,111,325

		28,376,211

	Textiles, Apparel & Luxury Goods – 2.9%
144,344	Deckers Outdoor Corp.(b)	11,508,547
180,618	Oxford Industries, Inc.	14,124,328

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Textiles, Apparel & Luxury Goods – continued
507,341	Tumi Holdings, Inc.(b)	$11,481,127

		37,114,002

	Transportation Infrastructure – 1.1%
605,883	Wesco Aircraft Holdings, Inc.(b)	13,335,485

	Total Common Stocks (Identified Cost $888,729,273)	1,206,857,054

Principal Amount

Short-Term Investments – 4.5%
$56,015,648	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $56,015,648 on 4/01/2014 collateralized by $57,280,000 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $57,136,800 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $56,015,648)	56,015,648

	Total Investments – 100.1% (Identified Cost $944,744,921)(a)	1,262,872,702
	Other assets less liabilities – (0.1)%	(639,033)

	Net Assets – 100.0%	$1,262,233,669

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2014, the net unrealized appreciation on investments based on a cost of $944,744,921 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$332,330,420
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(14,202,639)

	Net unrealized appreciation	$318,127,781

(b)	Non-income producing security.

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Industry Summary at March 31, 2014 (Unaudited)

Health Care Equipment & Supplies	7.3%
Internet Software & Services	6.8
Software	6.8
Professional Services	5.4
Semiconductors & Semiconductor Equipment	4.7
Diversified Consumer Services	4.1
Banks	4.0
Machinery	3.9
Biotechnology	3.9
Oil, Gas & Consumable Fuels	3.8
Health Care Providers & Services	3.7
Electronic Equipment, Instruments & Components	3.3
Hotels, Restaurants & Leisure	3.3
Textiles, Apparel & Luxury Goods	2.9
Energy Equipment & Services	2.8
Specialty Retail	2.2
Auto Components	2.2
Other Investments, less than 2% each	24.5
Short-Term Investments	4.5

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 95.9% of Net Assets

	Auto Components – 2.0%
374,253	Dana Holding Corp.	$8,708,867
272,262	Fox Factory Holding Corp.(b)	5,145,752
197,774	Remy International, Inc.	4,671,422
119,820	Tenneco, Inc.(b)	6,957,947

		25,483,988

	Banks – 13.0%
433,363	BancorpSouth, Inc.	10,816,740
598,271	Cathay General Bancorp	15,070,447
153,992	City National Corp.	12,122,250
552,601	CVB Financial Corp.	8,786,356
565,223	First Financial Bancorp	10,162,710
110,498	First Financial Bankshares, Inc.	6,827,671
154,884	IBERIABANK Corp.	10,865,113
293,141	PacWest Bancorp	12,607,994
241,496	Pinnacle Financial Partners, Inc.	9,053,685
218,717	Popular, Inc.(b)	6,778,040
198,069	Prosperity Bancshares, Inc.	13,102,264
129,043	Signature Bank(b)	16,206,510
354,204	Talmer Bancorp, Inc., Class A(b)	5,185,547
158,640	Texas Capital Bancshares, Inc.(b)	10,302,082
412,624	Tristate Capital Holdings, Inc.(b)	5,863,387
270,808	Wintrust Financial Corp.	13,177,517

		166,928,313

	Building Products – 1.2%
141,358	Armstrong World Industries, Inc.(b)	7,527,313
137,286	Masonite International Corp.(b)	7,759,405

		15,286,718

	Capital Markets – 1.4%
303,314	Safeguard Scientifics, Inc.(b)	6,727,504
230,480	Stifel Financial Corp.(b)	11,468,685

		18,196,189

	Chemicals – 3.0%
227,892	Cabot Corp.	13,459,302
145,011	Minerals Technologies, Inc.	9,361,910
320,458	Tronox Ltd., Class A	7,617,287
54,750	WR Grace & Co.(b)	5,429,557
126,603	Zep, Inc.	2,240,873

		38,108,929

	Commercial Services & Supplies – 4.2%
437,733	KAR Auction Services, Inc.	13,285,197
409,597	Knoll, Inc.	7,450,569

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Shares	Description	Value (†)

Common Stocks – continued

	Commercial Services & Supplies – continued
140,089	McGrath Rentcorp	$4,897,511
282,932	Rollins, Inc.	8,555,864
234,651	Viad Corp.	5,641,010
176,194	Waste Connections, Inc.	7,727,869
267,520	West Corp.	6,401,754

		53,959,774

	Communications Equipment – 0.6%
563,809	Calix, Inc.(b)	4,752,910
96,321	NETGEAR, Inc.(b)	3,248,907

		8,001,817

	Construction & Engineering – 1.1%
249,857	MYR Group, Inc.(b)	6,326,379
278,165	Primoris Services Corp.	8,339,387

		14,665,766

	Consumer Finance – 0.6%
43,835	Credit Acceptance Corp.(b)	6,231,145
225,188	DFC Global Corp.(b)	1,988,410

		8,219,555

	Distributors – 0.5%
86,218	Core-Mark Holding Co., Inc.	6,259,427

	Diversified Financial Services – 0.7%
149,739	MarketAxess Holdings, Inc.	8,867,544

	Diversified Telecommunication Services – 0.3%
290,177	Premiere Global Services, Inc.(b)	3,499,535

	Electric Utilities – 2.5%
264,554	ALLETE, Inc.	13,867,921
174,513	ITC Holdings Corp.	6,518,060
306,460	UIL Holdings Corp.	11,280,793

		31,666,774

	Electrical Equipment – 1.6%
117,867	AZZ, Inc.	5,266,298
141,728	EnerSys	9,820,333
126,897	General Cable Corp.	3,249,832
143,353	Global Power Equipment Group, Inc.	2,851,291

		21,187,754

	Electronic Equipment, Instruments & Components – 4.4%
150,705	Belden, Inc.	10,489,068
372,437	Checkpoint Systems, Inc.(b)	4,998,105
148,455	Littelfuse, Inc.	13,901,326

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Shares	Description	Value (†)

Common Stocks – continued

	Electronic Equipment, Instruments & Components – continued
226,649	Methode Electronics, Inc.	$6,949,058
161,095	Rogers Corp.(b)	10,055,550
674,195	Vishay Intertechnology, Inc.	10,032,022

		56,425,129

	Energy Equipment & Services – 2.5%
142,713	Bristow Group, Inc.	10,777,686
512,806	Helix Energy Solutions Group, Inc.(b)	11,784,282
1,400,777	Parker Drilling Co.(b)	9,931,509

		32,493,477

	Food & Staples Retailing – 1.2%
90,915	Casey’s General Stores, Inc.	6,144,945
404,895	Spartan Stores, Inc.	9,397,613

		15,542,558

	Food Products – 0.7%
309,970	Darling International, Inc.(b)	6,205,599
28,766	J & J Snack Foods Corp.	2,760,673

		8,966,272

	Health Care Equipment & Supplies – 1.3%
47,311	Haemonetics Corp.(b)	1,541,866
135,292	SurModics, Inc.(b)	3,057,599
108,441	Teleflex, Inc.	11,629,213

		16,228,678

	Health Care Providers & Services – 1.7%
226,782	Bio-Reference Labs, Inc.(b)	6,277,326
647,599	BioScrip, Inc.(b)	4,520,241
94,857	Hanger Orthopedic Group, Inc.(b)	3,194,784
117,018	WellCare Health Plans, Inc.(b)	7,432,983

		21,425,334

	Health Care Technology – 0.6%
302,008	MedAssets, Inc.(b)	7,462,618

	Hotels, Restaurants & Leisure – 4.0%
134,940	Churchill Downs, Inc.	12,320,022
56,446	Cracker Barrel Old Country Store, Inc.	5,488,809
604,037	Diamond Resorts International, Inc.(b)	10,238,427
226,239	Marriott Vacations Worldwide Corp.(b)	12,649,023
260,561	Six Flags Entertainment Corp.	10,461,524

		51,157,805

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 1.1%
179,677	Jarden Corp.(b)	$10,750,075
108,374	La-Z-Boy, Inc.	2,936,935

		13,687,010

	Industrial Conglomerates – 0.8%
304,445	Raven Industries, Inc.	9,970,574

	Insurance – 3.3%
432,111	Employers Holdings, Inc.	8,741,606
315,918	HCC Insurance Holdings, Inc.	14,371,110
209,619	ProAssurance Corp.	9,334,334
129,631	Reinsurance Group of America, Inc., Class A	10,322,516

		42,769,566

	Internet & Catalog Retail – 1.4%
148,154	HSN, Inc.	8,849,238
69,514	Liberty Ventures, Series A(b)	9,059,760

		17,908,998

	Internet Software & Services – 0.8%
225,977	Blucora, Inc.(b)	4,449,487
330,201	Perficient, Inc.(b)	5,983,242

		10,432,729

	IT Services – 2.8%
444,951	Convergys Corp.	9,748,876
307,284	Euronet Worldwide, Inc.(b)	12,779,942
138,340	WEX, Inc.(b)	13,149,217

		35,678,035

	Machinery – 6.0%
151,136	Actuant Corp., Class A	5,161,294
76,947	Alamo Group, Inc.	4,180,531
217,824	Albany International Corp., Class A	7,741,465
357,860	Altra Industrial Motion Corp.	12,775,602
436,753	John Bean Technologies Corp.	13,495,668
174,087	RBC Bearings, Inc.(b)	11,089,342
271,346	TriMas Corp.(b)	9,008,687
167,418	Wabtec Corp.	12,974,895

		76,427,484

	Marine – 0.9%
117,106	Kirby Corp.(b)	11,856,982

	Media – 2.8%
334,144	Carmike Cinemas, Inc.(b)	9,977,540
327,453	E.W. Scripps Co. (The), Class A(b)	5,802,467

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Media – continued
180,302	John Wiley & Sons, Inc., Class A	$10,392,607
205,570	Live Nation Entertainment, Inc.(b)	4,471,148
371,024	National CineMedia, Inc.	5,565,360

		36,209,122

	Metals & Mining – 2.9%
314,324	Globe Specialty Metals, Inc.	6,544,226
173,984	Haynes International, Inc.	9,395,136
479,917	Horsehead Holding Corp.(b)	8,072,204
39,660	Reliance Steel & Aluminum Co.	2,802,375
480,968	SunCoke Energy, Inc.(b)	10,985,309

		37,799,250

	Multi-Utilities – 0.8%
226,340	NorthWestern Corp.	10,735,306

	Multiline Retail – 0.4%
283,695	Fred’s, Inc. Class A	5,109,347

	Oil, Gas & Consumable Fuels – 0.7%
218,994	EPL Oil & Gas, Inc.(b)	8,453,168

	Pharmaceuticals – 0.5%
99,525	Mallinckrodt PLC(b)	6,310,880

	Professional Services – 0.7%
177,144	Insperity, Inc.	5,487,921
235,560	RPX Corp.(b)	3,834,917

		9,322,838

	REITs—Apartments – 2.1%
229,731	American Campus Communities, Inc.	8,580,453
120,264	Home Properties, Inc.	7,230,271
154,574	Mid-America Apartment Communities, Inc.	10,552,767

		26,363,491

	REITs—Diversified – 0.7%
219,944	Potlatch Corp.	8,509,633

	REITs—Healthcare – 0.8%
313,973	Omega Healthcare Investors, Inc.	10,524,375

	REITs—Hotels – 0.8%
1,749,221	Hersha Hospitality Trust	10,197,958

	REITs—Office Property – 0.8%
515,069	BioMed Realty Trust, Inc.	10,553,764

	REITs—Shopping Centers – 0.8%
675,107	Retail Opportunity Investments Corp.	10,086,099

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	REITs—Single Tenant – 0.5%
189,580	National Retail Properties, Inc.	$6,506,386

	REITs—Storage – 1.9%
678,569	CubeSmart	11,644,244
174,538	Sovran Self Storage, Inc.	12,819,816

		24,464,060

	Road & Rail – 2.2%
171,625	Avis Budget Group, Inc.(b)	8,358,138
60,650	Genesee & Wyoming, Inc., Class A(b)	5,902,458
235,552	Old Dominion Freight Line, Inc.(b)	13,365,220

		27,625,816

	Semiconductors & Semiconductor Equipment – 1.6%
333,727	Semtech Corp.(b)	8,456,642
617,170	Teradyne, Inc.(b)	12,275,511

		20,732,153

	Software – 2.3%
147,890	Monotype Imaging Holdings, Inc.	4,457,404
227,141	SS&C Technologies Holdings, Inc.(b)	9,090,183
284,773	Synchronoss Technologies, Inc.(b)	9,764,866
134,847	Verint Systems, Inc.(b)	6,328,370

		29,640,823

	Specialty Retail – 2.6%
273,727	Barnes & Noble, Inc.(b)	5,720,894
164,757	Genesco, Inc.(b)	12,285,930
474,546	MarineMax, Inc.(b)	7,208,354
289,180	Sally Beauty Holdings, Inc.(b)	7,923,532

		33,138,710

	Technology Hardware, Storage & Peripherals – 0.4%
417,504	QLogic Corp.(b)	5,323,176

	Thrifts & Mortgage Finance – 0.8%
469,332	Capitol Federal Financial, Inc.	5,890,116
139,883	Federal Agricultural Mortgage Corp., Class C	4,651,110

		10,541,226

	Trading Companies & Distributors – 1.8%
86,073	DXP Enterprises, Inc.(b)	8,170,910
151,214	H&E Equipment Services, Inc.(b)	6,116,606
258,429	Rush Enterprises, Inc., Class A(b)	8,393,774

		22,681,290

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued
	Transportation Infrastructure – 0.6%
142,455	Macquarie Infrastructure Co. LLC	$8,158,398

	Water Utilities – 0.2%
109,040	Middlesex Water Co.	2,379,253

	Total Common Stocks (Identified Cost $776,310,104)	1,230,131,854

Closed-End Investment Companies – 1.0%
453,617	Ares Capital Corp.	7,992,731
362,797	Hercules Technology Growth Capital, Inc.	5,104,554

	Total Closed-End Investment Companies (Identified Cost $10,703,179)	13,097,285

Principal Amount

Short-Term Investments – 3.1%
$39,193,947	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $39,193,947 on 4/01/2014 collateralized by $40,900,000 U.S. Treasury Note, 0.750% due 3/31/2018 valued at $39,979,750 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $39,193,947)	39,193,947

	Total Investments – 100.0% (Identified Cost $826,207,230)(a)	1,282,423,086
	Other assets less liabilities – 0.0%	608,276

	Net Assets – 100.0%	$1,283,031,362

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2014, the net unrealized appreciation on investments based on a cost of $826,209,480 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$462,132,630
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,919,024)

	Net unrealized appreciation	$456,213,606

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2014 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Industry Summary at March 31, 2014 (Unaudited)

Banks	13.0%
Machinery	6.0
Electronic Equipment, Instruments & Components	4.4
Commercial Services & Supplies	4.2
Hotels, Restaurants & Leisure	4.0
Insurance	3.3
Chemicals	3.0
Metals & Mining	2.9
Media	2.8
IT Services	2.8
Specialty Retail	2.6
Energy Equipment & Services	2.5
Electric Utilities	2.5
Software	2.3
Road & Rail	2.2
REITs – Apartments	2.1
Auto Components	2.0
Other Investments, less than 2% each	34.3
Short-Term Investments	3.1

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund
ASSETS
Investments at cost	$944,744,921	$826,207,230
Net unrealized appreciation	318,127,781	456,215,856

Investments at value	1,262,872,702	1,282,423,086
Cash	—	172,374
Receivable for Fund shares sold	2,106,114	1,248,100
Receivable for securities sold	14,983,019	564,213
Dividends receivable	92,389	1,153,821

TOTAL ASSETS	1,280,054,224	1,285,561,594

LIABILITIES
Payable for securities purchased	15,481,489	116,125
Payable for Fund shares redeemed	1,295,590	1,319,051
Management fees payable (Note 5)	817,214	784,865
Deferred Trustees’ fees (Note 5)	106,017	182,775
Administrative fees payable (Note 5)	47,492	47,354
Payable to distributor (Note 5d)	14,877	15,172
Other accounts payable and accrued expenses	57,876	64,890

TOTAL LIABILITIES	17,820,555	2,530,232

NET ASSETS	$1,262,233,669	$1,283,031,362

NET ASSETS CONSIST OF:
Paid-in capital	$872,757,477	$769,897,452
Accumulated net investment (loss)/Undistributed net investment income	(10,094,206)	1,893,001
Accumulated net realized gain on investments	81,442,617	55,025,053
Net unrealized appreciation on investments	318,127,781	456,215,856

NET ASSETS	$1,262,233,669	$1,283,031,362

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$1,031,388,553	$786,210,562

Shares of beneficial interest	39,052,643	20,806,101

Net asset value, offering and redemption price per share	$26.41	$37.79

Retail Class:
Net assets	$219,884,019	$414,911,957

Shares of beneficial interest	8,733,547	11,094,154

Net asset value, offering and redemption price per share	$25.18	$37.40

Admin Class:
Net assets	$—	$79,180,314

Shares of beneficial interest	—	2,169,795

Net asset value, offering and redemption price per share	$—	$36.49

Class N:
Net assets	$10,961,097	$2,728,529

Shares of beneficial interest	414,844	72,146

Net asset value, offering and redemption price per share	$26.42	$37.82

See accompanying notes to financial statements.

|  20

Statements of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund
INVESTMENT INCOME
Dividends	$1,947,390	$10,092,040
Interest	250	109

	1,947,640	10,092,149

Expenses
Management fees (Note 5)	4,503,030	4,707,681
Service and distribution fees (Note 5)	271,211	710,647
Administrative fees (Note 5)	263,458	275,467
Trustees’ fees and expenses (Note 5)	26,187	33,173
Transfer agent fees and expenses (Notes 5 and 6)	743,082	692,574
Audit and tax services fees	19,214	21,818
Custodian fees and expenses	21,556	21,111
Legal fees	6,656	7,398
Registration fees	44,191	46,691
Shareholder reporting expenses	25,420	38,652
Miscellaneous expenses	16,942	18,786

Total expenses	5,940,947	6,573,998
Less waiver and/or expense reimbursement (Note 5)	—	(213,779)

Net expenses	5,940,947	6,360,219

Net investment income (loss)	(3,993,307)	3,731,930

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	89,839,950	66,773,774
Net change in unrealized appreciation (depreciation) on:
Investments	(1,857,647)	51,029,521

Net realized and unrealized gain on investments	87,982,303	117,803,295

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,988,996	$121,535,225

See accompanying notes to financial statements.

21  |

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income (loss)	$(3,993,307)	$(6,960,368)	$3,731,930	$5,356,482
Net realized gain on investments	89,839,950	87,223,584	66,773,774	101,532,511
Net change in unrealized appreciation (depreciation) on investments	(1,857,647)	222,061,214	51,029,521	174,751,306

Net increase in net assets resulting from operations	83,988,996	302,324,430	121,535,225	281,640,299

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	—	(1,957,501)	(5,790,803)
Retail Class	—	—	(74,356)	(2,562,409)
Admin Class	—	—	—	(317,577)
Class N	—	—	(3)	—
Net realized capital gains
Institutional Class	(64,424,433)	—	(64,817,421)	(501,108)
Retail Class	(15,631,057)	—	(35,067,105)	(299,758)
Admin Class	—	—	(6,651,624)	(57,681)
Class N	(529,097)	—	(103)	—

Total distributions	(80,584,587)	—	(108,568,113)	(9,529,336)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	125,525,495	1,689,164	58,183,124	(44,339,129)

Net increase in net assets	128,929,904	304,013,594	71,150,236	227,771,834
NET ASSETS
Beginning of the period	1,133,303,765	829,290,171	1,211,881,126	984,109,292

End of the period	$1,262,233,669	$1,133,303,765	$1,283,031,362	$1,211,881,126

ACCUMULATED NET INVESTMENT (LOSS)/UNDISTRIBUTED NET INVESTMENT INCOME	$(10,094,206)	$(6,100,899)	$1,893,001	$192,931

See accompanying notes to financial statements.

|  22

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:					Less Distributions:
	Net asset value, beginning of the period	Net investment loss (a)		Net realized and unrealized gain (loss)		Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
SMALL CAP GROWTH FUND

Institutional Class
3/31/2014(e)	$26.35	$(0.08)		$1.97		$1.89	$—	$(1.83)	$(1.83)
9/30/2013	19.17	(0.15	)(f)	7.33		7.18	—	—	—
9/30/2012	15.06	(0.14)		4.25		4.11	—	—	—
9/30/2011	14.03	(0.13)		1.16	(g)	1.03	—	—	—
9/30/2010	11.58	(0.11	)(i)	2.56		2.45	—	—	—
9/30/2009	13.07	(0.07)		(1.42)		(1.49)	—	—	—

Retail Class
3/31/2014(e)	25.23	(0.11)		1.89		1.78	—	(1.83)	(1.83)
9/30/2013	18.41	(0.20	)(f)	7.02		6.82	—	—	—
9/30/2012	14.52	(0.19)		4.08		3.89	—	—	—
9/30/2011	13.55	(0.18)		1.15	(g)	0.97	—	—	—
9/30/2010	11.21	(0.13	)(i)	2.47		2.34	—	—	—
9/30/2009	12.69	(0.09)		(1.39)		(1.48)	—	—	—

Class N
3/31/2014(e)	26.36	(0.07)		1.96		1.89	—	(1.83)	(1.83)
9/30/2013*	20.22	(0.11)		6.25		6.14	—	—	—

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	For the six months ended March 31, 2014 (Unaudited).
(f)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.16) and $(0.21) for Institutional Class and Retail Class, respectively, total return would have been 37.40% and 36.99% for Institutional Class and Retail Class, respectively, and the ratio of net investment loss to average net assets would have been (0.75)% and (1.05)% for Institutional Class and Retail Class, respectively.
(g)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(h)	Includes fee/expense recovery of 0.03%.
(i)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.12) and $(0.14) for Institutional Class and Retail Class, respectively, and the ratio of net investment loss to average net assets would have been (0.92)% and (1.17)% for Institutional Class and Retail Class, respectively.
(j)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

23  |

				Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (b)		Net assets, end of the period (000’s)	Net expenses (%) (c)(d)		Gross expenses (%) (d)		Net investment loss (%) (d)		Portfolio turnover rate (%)

$26.41	7.39		$1,031,389	0.94		0.94		(0.62)		32
26.35	37.45	(f)	914,000	0.94		0.94		(0.70	)(f)	56
19.17	27.29		599,469	0.95		0.95		(0.79)		77
15.06	7.34		154,313	0.98	(h)	0.98	(h)	(0.78)		76
14.03	21.16		52,501	1.00		1.06		(0.85	)(i)	69
11.58	(11.40)		45,557	1.00		1.01		(0.68)		107

25.18	7.28		219,884	1.22		1.22		(0.89)		32
25.23	37.05	(f)	211,724	1.25	(j)	1.25	(j)	(0.99	)(f)	56
18.41	26.79		229,822	1.25		1.28		(1.09)		77
14.52	7.16		113,110	1.25		1.27		(1.07)		76
13.55	20.87		75,344	1.25		1.39		(1.10	)(i)	69
11.21	(11.66)		75,478	1.25		1.43		(0.93)		107

26.42	7.39		10,961	0.83		0.83		(0.51)		32
26.36	30.37		7,580	0.83		0.83		(0.63)		56

See accompanying notes to financial statements.

|  24

Financial Highlights – continued

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income (b)	Distributions from net realized capital gains	Total distributions
SMALL CAP VALUE FUND

Institutional Class
3/31/2014(g)	$37.42	$0.13		$3.64	$3.77	$(0.10)	$(3.30)	$(3.40)
9/30/2013	29.14	0.20		8.41	8.61	(0.30)	(0.03)	(0.33)
9/30/2012	22.36	0.21		6.62	6.83	(0.05)	—	(0.05)
9/30/2011	22.93	0.09	(i)	(0.50)	(0.41)	(0.16)	—	(0.16)
9/30/2010	20.66	0.11		2.23	2.34	(0.07)	—	(0.07)
9/30/2009	22.01	0.09		(1.32)	(1.23)	(0.11)	(0.01)	(0.12)

Retail Class
3/31/2014(g)	37.03	0.09		3.59	3.68	(0.01)	(3.30)	(3.31)
9/30/2013	28.84	0.12		8.32	8.44	(0.22)	(0.03)	(0.25)
9/30/2012	22.14	0.13		6.57	6.70	—	—	—
9/30/2011	22.71	0.02	(i)	(0.48)	(0.46)	(0.11)	—	(0.11)
9/30/2010	20.47	0.06		2.21	2.27	(0.03)	—	(0.03)
9/30/2009	21.79	0.04		(1.30)	(1.26)	(0.05)	(0.01)	(0.06)

Admin Class
3/31/2014(g)	36.24	0.04		3.51	3.55	—	(3.30)	(3.30)
9/30/2013	28.22	0.04		8.15	8.19	(0.14)	(0.03)	(0.17)
9/30/2012	21.72	0.06		6.44	6.50	–	—	—
9/30/2011	22.30	(0.04	)(i)	(0.49)	(0.53)	(0.05)	—	(0.05)
9/30/2010	20.11	0.00		2.19	2.19	—	—	—
9/30/2009	21.40	0.00		(1.28)	(1.28)	(0.00)	(0.01)	(0.01)

Class N
3/31/2014(g)	37.44	0.28		3.51	3.79	(0.11)	(3.30)	(3.41)
9/30/2013*	32.08	0.06		5.30	5.36	—	—	—

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Effective June 1, 2009, redemption fees were eliminated.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended March 31, 2014 (Unaudited).
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $0.07, $0.01 and $(0.06) for Institutional Class, Retail Class and Admin Class, respectively, total return would have been (1.93)%, (2.16)% and (2.44)% for Institutional Class, Retail Class and Admin Class, respectively and the ratio of net investment income (loss) to average net assets would have been 0.28%, 0.03% and (0.22)% for Institutional Class, Retail Class and Admin Class, respectively.

See accompanying notes to financial statements.

25  |

					Ratios to Average Net Assets:
Redemption fees (b)(c)	Net asset value, end of the period	Total return (%) (d)		Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (loss) (%) (f)		Portfolio turnover rate (%)

$—	$37.79	10.23		$786,211	0.90		0.91		0.71		12
—	37.42	29.82		733,512	0.90		0.91		0.61		22
—	29.14	30.59		572,776	0.90	(h)	0.90	(h)	0.76		19
—	22.36	(1.88	)(i)	431,761	0.90		0.93		0.33	(i)	42
—	22.93	11.39		454,853	0.90		0.94		0.50		52
0.00	20.66	(5.42)		506,324	0.90		0.94		0.52		55

—	37.40	10.08		414,912	1.15		1.22		0.46		12
—	37.03	29.48		403,475	1.15		1.22		0.37		22
—	28.84	30.26		343,480	1.15		1.22		0.49		19
—	22.14	(2.12	)(i)	347,759	1.15		1.22		0.08	(i)	42
—	22.71	11.10		383,934	1.15		1.24		0.26		52
0.00	20.47	(5.66)		387,383	1.15		1.31		0.26		55

—	36.49	9.94		79,180	1.40		1.54		0.21		12
—	36.24	29.17		74,892	1.40		1.52		0.11		22
—	28.22	29.93		67,853	1.40		1.52		0.24		19
—	21.72	(2.40	)(i)	65,500	1.40		1.52		(0.17	)(i)	42
—	22.30	10.89		73,443	1.40		1.56		0.02		52
0.00	20.11	(5.93)		74,195	1.40		1.77		0.02		55

—	37.82	10.27		2,729	0.85		0.89		1.51		12
—	37.44	16.71		1	0.85		14.45		0.27		22

See accompanying notes to financial statements.

|  26

Notes to Financial Statements

March 31, 2014 (Unaudited)

1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund and Small Cap Value Fund were closed to new investors effective September 14, 2012 and September 15, 2008, respectively. The Funds continue to offer Institutional Class, Retail Class and Class N shares to existing investors and Small Cap Value Fund continues to offer Admin Class shares to existing investors.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as

27  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value.)

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign

|  28

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. Each Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each

29  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Fund’s tax positions for the open tax years as of March 31, 2014 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to return of capital distributions received, deferred Trustees’ fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2013 was as follows:

	2013 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Value Fund	$8,670,789	$858,547	$9,529,336

|  30

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

As of September 30, 2013, the late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund
Late-year ordinary and post-October capital loss deferrals*	$(6,002,400)	$—

* Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2014, each Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2014, neither Fund had loaned securities under this agreement.

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,206,857,054	$—	$—	$1,206,857,054
Short-Term Investments	—	56,015,648	—	56,015,648

Total	$1,206,857,054	$56,015,648	$—	$1,262,872,702

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,230,131,854	$—	$—	$1,230,131,854
Closed-End Investment Companies	13,097,285	—	—	13,097,285
Short-Term Investments	—	39,193,947	—	39,193,947

Total	$1,243,229,139	$39,193,947	$—	$1,282,423,086

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2014, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$405,754,988	$370,490,873
Small Cap Value Fund	146,381,045	204,465,256

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2015 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended March 31, 2014, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2014, the management fees for each Fund were as follows:

Fund	Management Fees	Percentage of Average Daily Net Assets
Small Cap Growth Fund	$4,503,030	0.75%
Small Cap Value Fund	4,707,681	0.75%

For the six months ended March 31, 2014, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Value Fund	$22,324	$136,469	$54,911	$75	$213,779

1 Expense reimbursements are subject to possible recovery until September 30, 2015.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or maintenance of shareholder accounts.

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Under the Admin Class Plan, Small Cap Value Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Small Cap Value Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2014, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$271,211	$—
Small Cap Value Fund	95,909	518,829	95,909

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2014, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$263,458
Small Cap Value Fund	275,467

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping,

35  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2014, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

	Sub-Transfer Agent Fees
Fund	Institutional Class	Retail Class	Admin Class
Small Cap Growth Fund	$574,144	$144,288	$—
Small Cap Value Fund	301,731	284,919	81,933

As of March 31, 2014, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

	Reimbursements of Sub-Transfer Agent Fees
Fund	Institutional Class	Retail Class	Admin Class
Small Cap Growth Fund	$11,745	$3,132	$—
Small Cap Value Fund	7,153	6,176	1,843

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2014, the Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at an annual rate of $17,500. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each

|  36

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2014, the Chairperson of the Board received a retainer fee at the annual rate of $285,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $115,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.  Affiliated Ownership. At March 31, 2014, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of net assets:

Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Small Cap Growth Fund	0.87%	1.25%	2.12%
Small Cap Value Fund	1.41%	2.09%	3.50%

Investment activities of affiliated shareholders could have material impacts on the Funds.

6.  Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2014, the class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable) for each Fund were as follows:

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$582,342	$160,586	$—	$154
Small Cap Value Fund	313,345	294,969	84,183	77

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2014, neither Fund had borrowings under this agreement.

8.  Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended March 31, 2014, amounts rebated under these agreements were as follows:

Fund	Rebates
Small Cap Growth Fund	$44,631
Small Cap Value Fund	28,465

9.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund
	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	5,569,700	$147,207,395	11,813,357	$252,532,051
Issued in connection with the reinvestment of distributions	2,386,288	61,256,020	—	—
Redeemed	(3,594,034)	(94,940,834)	(8,396,592)	(176,478,451)

Net change	4,361,954	$113,522,581	3,416,765	$76,053,600

Retail Class
Issued from the sale of shares	1,262,388	$31,953,560	2,620,258	$53,469,074
Issued in connection with the reinvestment of distributions	637,221	15,605,531	—	—
Redeemed	(1,557,043)	(39,009,206)	(6,709,873)	(135,077,555)

Net change	342,566	$8,549,885	(4,089,615)	$(81,608,481)

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

9.  Capital Shares – continued.

	Small Cap Growth Fund – continued
	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
Class N	Shares	Amount	Shares	Amount
Issued from the sale of shares	137,378	$3,737,603	291,609	$7,346,195
Issued in connection with the reinvestment of distributions	20,603	529,097	—	—
Redeemed	(30,733)	(813,671)	(4,013)	(102,150)

Net change	127,248	$3,453,029	287,596	$7,244,045

Increase (decrease) from capital share transactions	4,831,768	$125,525,495	(385,254)	$1,689,164

* From commencement of operations on February 1, 2013 through September 30, 2013 for Class N shares.

	Small Cap Value Fund
	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,001,236	$75,917,767	3,209,013	$105,799,055
Issued in connection with the reinvestment of distributions	1,733,383	64,429,846	204,464	6,072,591
Redeemed	(2,531,158)	(95,192,061)	(3,464,461)	(112,934,799)

Net change	1,203,461	$45,155,552	(50,984)	$(1,063,153)

Retail Class
Issued from the sale of shares	603,790	$22,602,383	1,284,622	$42,022,941
Issued in connection with the reinvestment of distributions	952,559	35,063,705	96,978	2,855,026
Redeemed	(1,359,424)	(50,973,967)	(2,396,051)	(77,723,740)

Net change	196,925	$6,692,121	(1,014,451)	$(32,845,773)

Admin Class
Issued from the sale of shares	327,591	$11,893,090	474,991	$15,185,040
Issued in connection with the reinvestment of distributions	143,514	5,157,882	9,613	277,512
Redeemed	(367,985)	(13,391,126)	(822,273)	(25,893,755)

Net change	103,120	$3,659,846	(337,669)	$(10,431,203)

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

9.  Capital Shares – continued.

	Small Cap Value Fund – continued
	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
Class N	Shares	Amount	Shares	Amount
Issued from the sale of shares	72,632	$2,695,252	31	$1,000
Issued in connection with the reinvestment of distributions	3	106	—	—
Redeemed	(520)	(19,753)	—	—

Net change	72,115	$2,675,605	31	$1,000

Increase (decrease) from capital share transactions	1,575,621	$58,183,124	(1,403,073)	$(44,339,129)

* From commencement of operations on February 1, 2013 through September 30, 2013 for Class N shares.

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Loomis Sayles Bond Fund

Semiannual Report

March 31, 2014

Portfolio Review	1
Portfolio of Investments	4
Financial Statements	29
Notes to Financial Statements	35

LOOMIS SAYLES BOND FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Institutional Class	LSBDX
Daniel J. Fuss, CFA®, CIC	Retail Class	LSBRX
Elaine M. Stokes	Admin Class	LBFAX
	Class N	LSBNX

Objective

High total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 2014(b)

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Institutional Class (Inception 5/16/91)	5.47%	6.58%	15.22%	8.07%	—%
Retail Class (Inception 12/31/96)	5.35	6.23	14.87	7.77	—
Admin Class (Inception 1/2/98)	5.23	5.98	14.57	7.48	—
Class N (Inception 2/1/13)	5.50	6.48	—	—	6.03

Comparative Performance
Barclays U.S. Government/ Credit Bond Index(a)	1.94	-0.26	5.07	4.41	0.44

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See Page 2 for a description of the index

(b)	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

1  |

ADDITIONAL INFORMATION

Index Definitions

Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.

Barclays U.S. Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment grade U.S. corporate securities.

Proxy Voting Information

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, (i) by calling Loomis Sayles at 800-633-3330; (ii) on the Fund’s website, www.loomissayles.com, and (iii) on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available on (i) the Fund’s website and (ii) the SEC’s website.

Quarterly Portfolio Schedules

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2013 through March 31, 2014. To estimate the expenses you paid over the period, simply divide

|  2

your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Bond Fund

Institutional Class	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period* 10/1/2013 – 3/31/2014
Actual	$1,000.00	$1,054.70	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	$3.18

Retail Class
Actual	$1,000.00	$1,053.50	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.63

Admin Class
Actual	$1,000.00	$1,052.30	$6.04
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94

Class N
Actual	$1,000.00	$1,055.00	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.99	$2.97

*   Expenses are equal to the Fund's annualized expense ratio: 0.63%, 0.92%, 1.18% and 0.59% for Institutional, Retail, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

3  |

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 87.7% of Net Assets

Non-Convertible Bonds – 78.6%

	ABS Car Loan – 0.1%
$5,917,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$6,322,812
22,950,000	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	20,759,837

		27,082,649

	ABS Home Equity – 0.1%
17,374,431	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.615%, 4/25/2035(b)	17,649,243

	ABS Other – 0.1%
33,285,729	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(c)	32,786,443

	Aerospace & Defense – 0.7%
36,735,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	36,735,000
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,421,886
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	13,595,680
5,200,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	5,583,500
23,763,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	21,446,107
25,480,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	25,416,300
6,995,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	6,243,037
550,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	557,434
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	44,332,571

		155,331,515

	Airlines – 1.9%
22,705,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	21,814,874
5,260,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	5,338,900
21,695,867	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	21,858,586
8,153,968	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	8,337,433
14,273,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	14,452,697
4,945,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	5,204,613
32,200,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	33,930,750
917,503	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	928,972
351,253	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	362,423

See accompanying notes to financial statements.

|  4

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Airlines – continued
$3,305,930	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	$3,496,021
912,144	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	948,630
2,342,804	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	2,700,081
2,237,390	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	2,556,218
2,044,485	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	2,208,043
2,693,109	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	2,942,222
1,482,263	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,578,610
15,222,243	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	17,277,246
24,683,862	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	26,735,091
19,713,088	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	22,571,485
24,472,521	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	28,632,849
5,615,249	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	5,994,279
2,399,428	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	2,819,328
3,356,186	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	3,868,004
22,419,794	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	22,643,992
1,500,982	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	1,613,555
17,454,707	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	19,011,666
21,902,072	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	24,201,790
960,241	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	1,092,274
6,915,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	6,955,314
12,595,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	12,681,402
19,447,150	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	21,343,248
16,778,468	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	19,504,969

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Airlines – continued
$20,078,514	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	$22,437,740
10,352,715	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	11,595,041
7,173,510	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	7,603,920
7,424,431	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	7,777,091
9,727,000	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	10,106,061
16,271,000	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	16,602,766

		441,728,184

	Automotive – 1.2%
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,785,979
12,977,000	Ford Motor Co., 6.375%, 2/01/2029	14,822,200
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	3,003,028
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,737,531
64,950,000	Ford Motor Co., 6.625%, 10/01/2028	76,002,541
2,720,000	Ford Motor Co., 7.125%, 11/15/2025	3,225,931
46,387,000	Ford Motor Co., 7.400%, 11/01/2046	60,136,107
65,430,000	Ford Motor Co., 7.450%, 7/16/2031	83,954,607
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,945,945
8,755,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	9,718,050
6,041,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,244,884
3,700,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	4,222,625

		268,799,428

	Banking – 11.8%
6,000,000	ABN Amro Bank NV, (fixed rate to 3/10/2016, variable rate thereafter), 4.310%, (EUR)(d)	8,369,221
100,540,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	128,535,966
50,810,000	Ally Financial, Inc., 7.500%, 9/15/2020	60,400,387
42,006,000	Ally Financial, Inc., 8.000%, 12/31/2018	50,092,155
40,627,000	Ally Financial, Inc., 8.000%, 11/01/2031	50,072,777
33,073,000	Associates Corp. of North America, 6.950%, 11/01/2018	39,366,957
99,300,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	40,426,785
1,400,000	Bank of America Corp., 5.490%, 3/15/2019	1,555,040
1,065,000	Bank of America Corp., 5.650%, 5/01/2018	1,203,912
7,290,000	Bank of America Corp., 6.000%, 9/01/2017	8,270,257
4,887,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	7,431,078
9,600,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	9,255,254
33,133,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	40,779,169

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
1,670,000	Barclays Bank PLC, (fixed rate to 12/15/2017, variable rate thereafter), 6.000%, (GBP)(d)	$2,701,730
87,880,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	83,877,536
16,060,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, (EUR)(d)	19,718,953
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(d)	48,794,150
30,900,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, (EUR)(d)	44,358,392
23,400,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(d)	34,292,109
35,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, (GBP)(d)	62,631,080
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(d)	23,698,500
31,050,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 144A(d)	31,865,062
13,150,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, (GBP)(d)	23,348,021
12,230,000	Citigroup, Inc., 3.375%, 3/01/2023	11,826,960
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,777,097
5,900,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	5,322,649
36,155,000	Citigroup, Inc., 5.875%, 2/22/2033	38,453,554
13,210,000	Citigroup, Inc., 6.000%, 10/31/2033	14,266,708
24,080,000	Citigroup, Inc., 6.125%, 5/15/2018	27,675,746
8,805,000	Citigroup, Inc., 6.125%, 8/25/2036	9,632,873
39,930,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	35,665,156
4,900,000	Citigroup, Inc., EMTN, 1.558%, 11/30/2017, (EUR)(b)	6,675,215
20,760,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	21,499,554
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, 144A, (CAD)	24,753,743
900,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	999,121
61,880,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	70,884,716
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,535,475
33,280,000	HBOS PLC, 6.000%, 11/01/2033, 144A	34,521,677
65,355,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	74,043,424
12,345,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	12,345,000
184,800,000	Intesa Sanpaolo SpA, 3.875%, 1/15/2019	187,971,168
69,375,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	57,411,972
266,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	23,008,063
83,493,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	95,395,094
34,800,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(d)	34,452,000

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$4,745,000	Lloyds Banking Group PLC, (fixed rate to 5/21/2037, variable rate thereafter), 6.657%, 144A(d)	$4,768,725
4,825,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	5,366,582
36,435,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	40,748,030
1,600,000	Merrill Lynch & Co., Inc., EMTN, 0.854%, 9/14/2018, (EUR)(b)	2,115,541
1,970,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	2,261,513
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	3,938,245
82,175,000	Morgan Stanley, 2.125%, 4/25/2018	81,994,955
42,630,000	Morgan Stanley, 2.500%, 1/24/2019	42,511,275
53,595,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	49,860,290
82,135,000	Morgan Stanley, 4.875%, 11/01/2022	86,306,144
152,340,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	140,071,471
149,700,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	152,974,210
1,400,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	2,560,736
117,500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	116,238,351
84,585,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	83,727,562
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	17,787,930
19,400,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	18,749,191
9,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	10,919,261
11,700,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	13,639,404
18,000,000	Morgan Stanley, Series F, MTN, 0.687%, 10/18/2016(b)	17,955,090
3,800,000	RBS Capital Trust A, 2.413%, (EUR)(b)(d)	5,025,666
2,819,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, (EUR)(d)	3,727,279
11,860,000	RBS Capital Trust I, 2.099%,(b)(d)	11,504,200
6,633,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%,(d)	6,392,554
3,060,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%,(d)	3,014,100
1,385,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(d)	1,664,769
22,591,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(d)	27,971,330
34,220,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	35,039,672
32,250,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	33,774,683
15,425,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%,(d)	15,656,375
1,300,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,878,935
11,450,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	17,991,703
3,200,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	4,489,286
950,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	1,025,051
2,269,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	2,382,677
1,800,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,833,782

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
3,070,000	Societe Generale S.A., (fixed rate to 1/26/2015, variable rate thereafter), 4.196%, (EUR)(d)	$4,269,140
6,000,000	Societe Generale S.A., (fixed rate to 12/19/2017, variable rate thereafter), 6.999%, (EUR)(d)	9,309,467
2,800,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	3,109,736

		2,704,716,367

	Brokerage – 0.9%
5,996,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	6,040,970
19,787,000	Jefferies Group LLC, 5.125%, 4/13/2018	21,494,994
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	53,885,590
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	29,858,415
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	23,976,026
58,180,000	Jefferies Group LLC, 6.875%, 4/15/2021	67,747,177

		203,003,172

	Building Materials – 0.7%
4,805,000	Masco Corp., 4.800%, 6/15/2015	4,985,188
3,285,000	Masco Corp., 5.850%, 3/15/2017	3,613,500
19,873,000	Masco Corp., 6.125%, 10/03/2016	21,810,617
15,272,000	Masco Corp., 6.500%, 8/15/2032	15,539,260
23,972,000	Masco Corp., 7.125%, 3/15/2020	27,687,660
9,733,000	Masco Corp., 7.750%, 8/01/2029	10,869,999
9,900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	3,643,235
3,725,000	Owens Corning, Inc., 6.500%, 12/01/2016	4,113,231
51,180,000	Owens Corning, Inc., 7.000%, 12/01/2036	58,030,443
17,605,000	USG Corp., 9.750%, 1/15/2018	21,258,037

		171,551,170

	Chemicals – 0.3%
23,289,000	Hercules, Inc., 6.500%, 6/30/2029	20,494,320
2,915,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,031,600
2,610,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,583,900
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,357,612
31,054,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	27,327,520
2,257,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	2,155,435
11,305,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	10,570,175

		73,520,562

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – 0.1%
$11,090,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.819%, 8/10/2045(b)	$11,451,135

	Construction Machinery – 0.2%
7,273,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	7,473,007
1,975,000	Joy Global, Inc., 6.625%, 11/15/2036	2,198,416
27,030,000	Toro Co., 6.625%, 5/01/2037(c)	29,970,459
5,825,000	United Rentals North America, Inc., 7.625%, 4/15/2022	6,531,281

		46,173,163

	Consumer Cyclical Services – 0.1%
5,525,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	5,849,594
1,000,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	1,000,000
8,164,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	7,806,825

		14,656,419

	Consumer Products – 0.0%
2,043,000	Visant Corp., 10.000%, 10/01/2017	2,035,339

	Electric – 1.3%
3,075,000	AES Corp., 4.875%, 5/15/2023	2,936,625
10,815,000	AES Corp., 5.500%, 3/15/2024	10,733,888
64,252,865	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	70,409,895
83,612,339	Bruce Mansfield Unit, 6.850%, 6/01/2034	90,797,984
3,297,866	CE Generation LLC, 7.416%, 12/15/2018	3,256,643
65,185,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	68,118,325
22,441,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	24,348,485
250,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	371,104
3,700,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	7,392,894
8,663,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	10,506,876
11,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	12,119,100
800,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	906,713
2,250,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	3,770,293
1,175,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	1,190,369
1,020,699	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	1,087,044
141,075	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	144,650

		308,090,888

	Financial Other – 0.2%
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	53,448,589

	Food & Beverage – 0.2%
36,595,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	40,620,450
6,400,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	6,333,019

		46,953,469

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Government Guaranteed – 0.4%
92,365,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	$86,227,469

	Government Owned – No Guarantee – 0.2%
34,515,000	DP World Ltd., 6.850%, 7/02/2037, 144A	37,327,972

	Healthcare – 2.2%
3,240,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	3,377,700
15,410,000	Boston Scientific Corp., 6.000%, 1/15/2020	17,686,966
7,230,000	Boston Scientific Corp., 6.400%, 6/15/2016	8,013,624
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	16,934,400
4,895,000	HCA Holdings, Inc., 6.250%, 2/15/2021	5,240,098
12,860,000	HCA, Inc., 5.875%, 3/15/2022	13,856,650
162,835,000	HCA, Inc., 5.875%, 5/01/2023	167,516,506
27,204,000	HCA, Inc., 7.050%, 12/01/2027	27,033,975
27,148,000	HCA, Inc., 7.500%, 12/15/2023	29,455,580
26,465,000	HCA, Inc., 7.500%, 11/06/2033	27,126,625
70,501,000	HCA, Inc., 7.690%, 6/15/2025	75,259,817
44,984,000	HCA, Inc., 8.360%, 4/15/2024	50,831,920
21,924,000	HCA, Inc., MTN, 7.580%, 9/15/2025	23,129,820
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	12,694,920
34,198,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	30,778,200

		508,936,801

	Home Construction – 0.5%
7,385,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	7,717,325
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	14,972,455
1,650,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	1,767,563
2,835,000	KB Home, 8.000%, 3/15/2020	3,217,725
7,820,000	Lennar Corp., 4.500%, 6/15/2019	7,956,850
65,355,000	Pulte Group, Inc., 6.000%, 2/15/2035	60,943,537
17,240,000	Pulte Group, Inc., 6.375%, 5/15/2033	16,895,200

		113,470,655

	Independent Energy – 0.1%
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	2,201,900
1,775,000	EQT Corp., 8.125%, 6/01/2019	2,165,855
7,470,000	Halcon Resources Corp., 9.250%, 2/15/2022, 144A	7,787,475
9,825,000	QEP Resources, Inc., 6.875%, 3/01/2021	10,807,500
5,560,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	5,893,600

		28,856,330

	Industrial Other – 0.1%
4,205,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	4,278,588
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,263,181

		15,541,769

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Life Insurance – 1.9%
$16,485,000	American International Group, Inc., 4.125%, 2/15/2024	$16,834,037
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,802,277
13,017,000	American International Group, Inc., 6.250%, 3/15/2087	13,667,850
99,895,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	131,237,056
8,400,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	15,303,302
3,245,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	3,592,718
6,368,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	7,277,102
7,075,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	7,895,290
4,145,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	3,772,756
97,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(d)	103,438,562
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(d)	2,138,064
13,250,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	20,177,813
2,030,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,659,300
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	15,415,125
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	68,775,776
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	13,763,105
5,670,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	6,607,688
10,000,000	Tiers Trust, (Step to 8.125% on 9/15/2017), Zero Coupon, 3/15/2046, 144A(c)(e)	7,625,000

		446,982,821

	Local Authorities – 2.6%
112,585,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	160,467,368
1,400,000	City of Madrid, Spain, 4.550%, 6/16/2036, (EUR)	1,653,213
12,250,000	City of Rome, Italy, EMTN, 5.345%, 1/27/2048, (EUR)	15,783,641
75,000,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	68,827,965
142,855,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	144,602,593
95,840,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	94,707,465
1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	1,130,189
6,596,642	Province of Alberta, 5.930%, 9/16/2016, (CAD)	6,412,079
75,000,000	Province of Ontario Canada, GMTN, 6.250%, 6/16/2015, (NZD)	66,740,889
1,490,000	Province of Ontario, Canada, 2.100%, 9/08/2018, (CAD)	1,352,349
38,490,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	36,397,522

		598,075,273

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Media Cable – 0.3%
$3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	$3,290,138
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	38,347,239
4,345,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	3,988,606
535,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	579,705
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	14,129,673

		60,335,361

	Media Non-Cable – 0.3%
136,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	8,394,790
25,600,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	25,792,000
3,610,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	3,813,063
26,090,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	28,699,000
8,890,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	10,179,050

		76,877,903

	Metals & Mining – 0.9%
13,492,000	Alcoa, Inc., 5.870%, 2/23/2022	14,226,720
11,795,000	Alcoa, Inc., 5.900%, 2/01/2027	12,034,085
2,050,000	Alcoa, Inc., 5.950%, 2/01/2037	1,986,169
6,490,000	Alcoa, Inc., 6.750%, 1/15/2028	7,021,064
35,180,000	ArcelorMittal, 7.250%, 3/01/2041	35,311,925
3,635,000	ArcelorMittal, 7.500%, 10/15/2039	3,757,681
3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	3,756,312
23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	23,125,533
9,475,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	6,158,750
6,500,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	6,695,000
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	11,171,554
9,625,000	United States Steel Corp., 6.650%, 6/01/2037	8,277,500
8,015,000	United States Steel Corp., 6.875%, 4/01/2021	8,495,900
23,520,000	United States Steel Corp., 7.000%, 2/01/2018	26,048,400
37,725,000	United States Steel Corp., 7.500%, 3/15/2022	40,554,375

		208,620,968

	Mortgage Related – 0.0%
88,488	FHLMC, 5.000%, 12/01/2031	96,038

	Non-Captive Consumer – 3.1%
3,100,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	2,619,500
34,415,000	SLM Corp., 4.875%, 6/17/2019	34,971,697
27,345,000	SLM Corp., 5.500%, 1/25/2023	26,832,281
150,125(††)	SLM Corp., 6.000%, 12/15/2043	3,245,452
9,995,000	SLM Corp., MTN, 4.625%, 9/25/2017	10,507,244
11,528,000	SLM Corp., MTN, 5.500%, 1/15/2019	12,190,860
68,000,000	SLM Corp., MTN, 6.125%, 3/25/2024	67,915,000

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Captive Consumer – continued
$8,000,000	SLM Corp., MTN, 7.250%, 1/25/2022	$8,820,000
2,030,000	SLM Corp., MTN, 8.000%, 3/25/2020	2,337,038
23,623,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	23,400,211
49,494,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	43,802,190
74,428,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	87,638,970
194,610,000	Springleaf Finance Corp., 7.750%, 10/01/2021	215,530,575
77,845,000	Springleaf Finance Corp., 8.250%, 10/01/2023	86,797,175
4,690,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	4,977,262
935,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,007,463
78,860,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	86,548,850

		719,141,768

	Non-Captive Diversified – 3.5%
4,145,000	Aircastle Ltd., 7.625%, 4/15/2020	4,725,300
71,260,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	78,617,666
64,245,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	54,215,230
89,985,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	81,260,397
45,800,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	40,472,798
84,065,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	74,753,359
22,590,000	General Electric Capital Corp., Series A, MTN, 0.539%, 5/13/2024(b)	20,720,293
266,643,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	238,838,400
455,000	International Lease Finance Corp., 3.875%, 4/15/2018	464,100
9,248,000	International Lease Finance Corp., 4.625%, 4/15/2021	9,248,000
11,568,000	International Lease Finance Corp., 5.875%, 4/01/2019	12,638,040
37,015,000	International Lease Finance Corp., 5.875%, 8/15/2022	39,143,363
5,265,000	International Lease Finance Corp., 6.250%, 5/15/2019	5,804,663
17,700,000	International Lease Finance Corp., 8.250%, 12/15/2020	21,407,973
436,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	438,834
6,070,000	iStar Financial, Inc., 3.875%, 7/01/2016	6,252,100
18,205,000	iStar Financial, Inc., 4.875%, 7/01/2018	18,660,125
33,955,000	iStar Financial, Inc., 5.850%, 3/15/2017	36,501,625
4,865,000	iStar Financial, Inc., 6.050%, 4/15/2015	5,071,763
29,130,000	iStar Financial, Inc., 7.125%, 2/15/2018	32,698,425
29,955,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	31,415,306

		813,347,760

	Oil Field Services – 0.3%
3,850,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A	3,734,500
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023, 144A	15,609,855

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Oil Field Services – continued
$23,050,000	Rowan Cos., Inc., 7.875%, 8/01/2019	$27,996,760
10,342,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	10,186,870

		57,527,985

	Packaging – 0.1%
10,351,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	11,295,529
1,100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.000%, 4/15/2019	1,177,000

		12,472,529

	Paper – 1.1%
29,283,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	36,853,768
470,000	Georgia-Pacific LLC, 7.700%, 6/15/2015	508,466
88,057,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	115,854,922
12,590,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	18,331,040
9,625,000	International Paper Co., 8.700%, 6/15/2038	13,909,357
8,214,000	Westvaco Corp., 7.950%, 2/15/2031	10,080,935
34,428,000	Westvaco Corp., 8.200%, 1/15/2030	42,989,452
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,944,076
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	18,039,789

		261,511,805

	Pharmaceuticals – 0.3%
54,660,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	59,032,800

	Pipelines – 1.2%
9,050,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	9,837,603
1,000,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	1,063,221
7,325,000	Energy Transfer Partners LP, 4.150%, 10/01/2020	7,559,136
7,500,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	9,218,190
31,400,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	33,364,981
49,664,208	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	50,084,020
66,914,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	65,743,005
1,585,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	1,478,013
4,130,000	NiSource Finance Corp., 6.125%, 3/01/2022	4,757,971
52,880,000	NiSource Finance Corp., 6.400%, 3/15/2018	60,996,022
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,462,457
26,020,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	29,227,980
2,772,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	2,501,730
5,678,042	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	5,450,920

		282,745,249

	Property & Casualty Insurance – 0.4%
22,060,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	25,050,476
16,825,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	19,581,389

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Property & Casualty Insurance – continued
$2,000,000	Liberty Mutual Group, Inc., (fixed rate to 3/15/2017, variable rate thereafter), 7.000%, 3/07/2067, 144A	$2,090,000
13,975,000	MBIA Insurance Corp., 11.499%, 1/15/2033, 144A(b)(f)	11,284,812
12,080,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	13,490,243
6,575,000	XLIT Ltd., 6.250%, 5/15/2027	7,588,885
2,110,000	XLIT Ltd., 6.375%, 11/15/2024	2,504,834

		81,590,639

	Railroads – 0.7%
128,700,000	Hellenic Railways Organization S.A., EMTN, 0.560%, 5/24/2016, (EUR)(b)(c)	150,707,974
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	6,737,958
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	60,813

		157,506,745

	Real Estate Operations/Development – 0.0%
7,750,000	First Industrial LP, 5.950%, 5/15/2017	8,524,892

	REITs – Regional Malls – 0.0%
2,000	Simon Property Group LP, 5.750%, 12/01/2015	2,143

	Retailers – 0.5%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,761,900
1,740,000	Dillard’s, Inc., 7.130%, 8/01/2018	1,992,300
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,702,695
1,000,000	Dillard’s, Inc., 7.750%, 5/15/2027	1,056,250
14,269,000	Foot Locker, Inc., 8.500%, 1/15/2022(g)	15,591,801
3,420,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	2,881,350
39,478,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	30,101,975
3,920,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,940,000
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	16,710,478
698,000	Macy’s Retail Holdings, Inc., 7.875%, 7/15/2015	757,891
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	10,143,993
27,320,000	Toys R Us, Inc., 7.375%, 10/15/2018	21,856,000

		116,496,633

	Sovereigns – 1.6%
10,000,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	957,306
25,000,000,000	Indonesia Treasury Bond, 10.250%, 7/15/2027, (IDR)	2,484,595
88,974,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	8,830,826
498,832,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	49,290,398
317,658,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	32,716,537
253,010,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	104,538,067
97,345,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	44,618,246
10,025,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	4,639,158
8,742,110,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	59,217,225

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Sovereigns – continued
2,331,740,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	$15,842,878
5,523,835,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	40,049,609

		363,184,845

	Supermarkets – 0.6%
103,430,000	New Albertson’s, Inc., 7.450%, 8/01/2029	83,261,150
23,020,000	New Albertson’s, Inc., 7.750%, 6/15/2026	18,876,400
18,220,000	New Albertson’s, Inc., 8.000%, 5/01/2031	15,031,500
6,350,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,381,625
20,303,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	14,719,675
3,585,000	SUPERVALU, Inc., 6.750%, 6/01/2021	3,634,294

		140,904,644

	Supranational – 1.7%
11,505,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	4,692,255
348,600,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	30,460,643
8,660,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	3,811,469
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	18,726,677
71,230,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	68,355,653
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	167,740,699
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	41,508,027
109,670,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	44,486,676

		379,782,099

	Technology – 1.8%
136,514,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	130,370,870
5,166,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,907,700
3,105,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	3,283,538
36,000,000	Alcatel-Lucent USA, Inc., 8.875%, 1/01/2020, 144A	40,860,000
57,898,000	Amkor Technology, Inc., 6.375%, 10/01/2022	59,996,803
2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,992,453
5,645,000	Corning, Inc., 7.250%, 8/15/2036	6,820,441
15,578,000	Equifax, Inc., 7.000%, 7/01/2037	18,816,526
20,000,000	First Data Corp., 10.625%, 6/15/2021	22,500,000
13,360,000	First Data Corp., 11.250%, 1/15/2021	15,247,100
87,705,000	First Data Corp., 11.750%, 8/15/2021	92,090,250
929,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	1,056,626
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	4,610,722
3,542,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	4,264,341
7,000,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019	7,402,500

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$40,000	Xerox Corp., 6.350%, 5/15/2018	$46,222
615,000	Xerox Corp., MTN, 7.200%, 4/01/2016	687,116

		415,953,208

	Transportation Services – 0.4%
20,994,000	APL Ltd., 8.000%, 1/15/2024(c)	19,629,390
11,875,572	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(g)	12,083,394
6,552,024	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(f)(g)(h)	8,583,152
6,584,280	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020(g)	6,715,965
5,829,280	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(g)	5,866,005
15,689,997	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(f)(g)(h)	20,553,896
3,635,748	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(g)	3,853,893
201,720	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(f)(g)(h)	278,373
2,675,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	3,364,246

		80,928,314

	Treasuries – 27.4%
414,485,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	373,865,095
445,239,000	Canadian Government, 1.250%, 2/01/2016, (CAD)	404,037,779
254,495,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	226,577,670
499,325,000	Canadian Government, 2.250%, 8/01/2014, (CAD)	453,692,431
597,515,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	549,902,973
157,595,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	148,033,809
201,175,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	187,799,729
17,221,500(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	134,316,883
31,895,700(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	276,485,184
36,200,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	33,487,120
1,316,210,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	236,558,622
2,107,745,000	Norway Government Bond, 5.000%, 5/15/2015, (NOK)	365,727,796
15,000,000	Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	11,982,077
258,500,000	U.S. Treasury Note, 0.125%, 12/31/2014	258,560,489
439,435,000	U.S. Treasury Note, 0.250%, 9/30/2015	439,606,819
200,000,000	U.S. Treasury Note, 0.250%, 12/31/2015	199,734,400
550,000,000	U.S. Treasury Note, 0.250%, 2/29/2016	548,539,200
1,240,000,000	U.S. Treasury Note, 0.375%, 1/31/2016	1,240,386,880
200,000,000	U.S. Treasury Note, 0.375%, 3/31/2016	199,781,200

		6,289,076,156

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wireless – 0.5%
281,500,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	$20,082,396
41,804,000	Sprint Capital Corp., 6.875%, 11/15/2028	40,549,880
21,749,000	Sprint Capital Corp., 6.900%, 5/01/2019	23,869,527
8,390,000	Sprint Capital Corp., 8.750%, 3/15/2032	9,229,000
16,537,000	Sprint Communications, Inc., 6.000%, 11/15/2022	16,847,069
11,346,000	Sprint Corp., 7.250%, 9/15/2021, 144A	12,367,140

		122,945,012

	Wirelines – 4.0%
4,197,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(e)	4,181,261
5,790,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	6,354,387
3,695,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	4,331,122
31,176,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	33,101,270
107,425,000	CenturyLink, Inc., 6.450%, 6/15/2021	115,481,875
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	10,564,800
7,255,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	6,901,319
1,000,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	942,500
27,075,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	41,356,222
8,735,000	Embarq Corp., 7.995%, 6/01/2036	9,114,038
11,505,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	12,310,350
3,075,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,098,062
730,000	Frontier Communications Corp., 9.000%, 8/15/2031	746,425
1,600,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,862,430
2,750,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	3,934,660
38,760,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	42,006,150
10,655,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	11,946,919
3,545,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	3,934,950
950,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	1,361,118
24,010,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	33,573,527
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	64,445,859
1,000,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,463,753
30,015,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	33,091,537
64,147,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	61,260,385
15,925,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	17,238,812
40,420,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	39,914,750
38,025,000	Qwest Corp., 6.875%, 9/15/2033	37,498,088
1,505,000	Qwest Corp., 7.200%, 11/10/2026	1,515,853
10,620,000	Qwest Corp., 7.250%, 9/15/2025	11,731,383
62,599,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	58,373,567
32,061,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	31,339,627
10,500,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	13,156,498
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	7,268,176
7,950,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	8,118,898

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$1,850,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	$2,000,081
2,100,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,308,595
36,465,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	44,135,668
5,845,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	10,235,342
3,900,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	6,754,159
17,000,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	30,985,706
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	44,473,424
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	27,159,072
2,905,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,567,979
3,130,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	3,281,198

		909,421,795

	Total Non-Convertible Bonds (Identified Cost $16,790,430,143)	18,032,424,116

Convertible Bonds – 8.0%

	Automotive – 1.4%
182,545,000	Ford Motor Co., 4.250%, 11/15/2016	330,520,541

	Chemicals – 0.0%
5,934,000	RPM International, Inc., 2.250%, 12/15/2020	6,876,023

	Construction Machinery – 0.2%
24,037,000	Trinity Industries, Inc., 3.875%, 6/01/2036	38,188,784

	Healthcare – 0.4%
26,370,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(e)	26,946,844
2,510,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,666,875
2,144,000	Omnicare, Inc., 3.250%, 12/15/2035	2,288,720
29,850,000	Omnicare, Inc., 3.750%, 12/15/2025	67,684,875

		99,587,314

	Home Construction – 0.4%
7,245,000	KB Home, 1.375%, 2/01/2019	7,444,237
47,320,000	Lennar Corp., 3.250%, 11/15/2021, 144A	84,259,175

		91,703,412

	Independent Energy – 0.6%
27,750,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	26,015,625
75,524,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	76,845,670
21,431,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	22,328,423

		125,189,718

	Life Insurance – 0.4%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	90,688,031

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – 0.2%
$1,255,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	$1,356,969
33,215,000	United States Steel Corp., 2.750%, 4/01/2019	43,034,184

		44,391,153

	Non-Captive Diversified – 0.0%
880,000	Jefferies Group LLC, 3.875%, 11/01/2029	936,650

	Packaging – 0.2%
44,380,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	45,544,975

	Pharmaceuticals – 0.0%
2,042,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	2,237,266
2,844,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	3,156,840

		5,394,106

	REITs – Mortgage – 0.1%
16,140,000	iStar Financial, Inc., 3.000%, 11/15/2016	22,787,663

	REITs – Warehouse/Industrials – 0.2%
28,230,000	ProLogis LP, 3.250%, 3/15/2015	33,029,100

	Technology – 3.1%
49,754,000	Ciena Corp., 0.875%, 6/15/2017	50,593,599
14,150,000	Ciena Corp., 3.750%, 10/15/2018, 144A	19,801,156
8,680,000	Ciena Corp., 4.000%, 3/15/2015, 144A	10,958,500
2,469,000	Intel Corp., 2.950%, 12/15/2035	2,905,704
318,925,000	Intel Corp., 3.250%, 8/01/2039	445,897,016
1,605,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	1,991,203
7,412,489	Liberty Media LLC, 3.500%, 1/15/2031	3,923,986
7,240,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032	18,195,025
1,851,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032	4,596,264
148,460,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	162,656,488

		721,518,941

	Utility Other – 0.0%
1,000,000	CMS Energy Corp., 5.500%, 6/15/2029	2,163,125

	Wirelines – 0.8%
4,785,200	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A, (MXN)(c)(e)(g)(i)	616,961
64,473,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	97,797,482
48,975,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	75,299,062
1,350,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	1,878,425

		175,591,930

	Total Convertible Bonds (Identified Cost $1,275,625,730)	1,834,111,466

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – 1.1%

	District of Columbia – 0.0%
$5,610,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	$6,850,203

	Illinois – 0.5%
2,440,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	2,432,777
69,245,000	State of Illinois, 5.100%, 6/01/2033	68,339,968
38,330,000	State of Illinois, Series B, 5.520%, 4/01/2038	37,178,567

		107,951,312

	Michigan – 0.1%
20,410,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	16,316,570

	Ohio – 0.0%
8,200,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	6,601,984

	Virginia – 0.5%
174,035,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	123,984,274

	Total Municipals (Identified Cost $300,929,737)	261,704,343

	Total Bonds and Notes (Identified Cost $18,366,985,610)	20,128,239,925

Senior Loans – 1.5%

	Automotive – 0.2%
43,250,838	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(b)	43,358,965

	Chemicals – 0.2%
2,030,000	Allnex USA, Inc., 2nd Lien Term Loan, 8.250%, 4/03/2020(b)	2,060,450
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(b)	49,320,287

		51,380,737

	Consumer Products – 0.1%
14,564,321	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	14,433,825

	Diversified Manufacturing – 0.0%
9,683,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	9,900,868

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Food & Beverage – 0.1%
$16,558,790	DS Waters of America, Inc., New Term Loan, 5.250%, 8/30/2020(b)	$16,807,172

	Media Cable – 0.1%
16,033,838	CSC Holdings, Inc., New Term Loan B, 2.653%, 4/17/2020(b)	15,819,465

	Media Non-Cable – 0.0%
14,135,765	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	10,551,783

	Metals & Mining – 0.1%
17,257,200	Essar Steel Algoma, Inc., ABL Term Loan, 9.250%, 9/20/2014(b)	17,257,200

	Non-Captive Diversified – 0.5%
110,319,189	Istar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(b)	113,628,764

	Oil Field Services – 0.1%
31,830,616	FTS International, Inc., Term Loan B, 8.500%, 5/06/2016(b)	32,355,503

	Other Utility – 0.0%
4,525,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	4,479,750

	Retailers – 0.0%
4,987,500	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(b)	4,819,172

	Technology – 0.0%
5,596,800	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(b)	5,666,760

	Wirelines – 0.1%
6,514,897	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	6,529,165
2,283,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/22/2020(b)	2,333,226
2,548,975	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	2,590,396

		11,452,787

	Total Senior Loans (Identified Cost $344,053,407)	351,912,751

Shares

Common Stocks – 6.8%

	Airlines – 0.0%
197,487	United Continental Holdings, Inc.(f)	8,813,845

	Automobiles – 1.1%
7,165,814	General Motors Co.	246,647,318

	Biotechnology – 0.5%
1,482,675	Vertex Pharmaceuticals, Inc.(f)	104,854,776

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Chemicals – 0.6%
750,000	PPG Industries, Inc.	$145,095,000

	Containers & Packaging – 0.1%
645,508	Owens-Illinois, Inc.(f)	21,837,536
3,805	Rock-Tenn Co., Class A	401,694

		22,239,230

	Diversified Telecommunication Services – 0.2%
403,884	Hawaiian Telcom Holdco, Inc.(f)	11,506,655
2,629,337	Telefonica S.A., Sponsored ADR	41,517,231

		53,023,886

	Electronic Equipment, Instruments & Components – 0.1%
630,490	Corning, Inc.	13,126,802

	Oil, Gas & Consumable Fuels – 0.4%
1,026,979	Chesapeake Energy Corp.	26,311,202
850,302	Repsol YPF S.A., Sponsored ADR	21,758,378
750,000	Royal Dutch Shell PLC, ADR	54,795,000

		102,864,580

	Pharmaceuticals – 1.6%
3,372,358	Bristol-Myers Squibb Co.	175,193,998
1,463,657	Valeant Pharmaceuticals International, Inc.(f)	192,953,902

		368,147,900

	Semiconductors & Semiconductor Equipment – 2.1%
18,411,567	Intel Corp.	475,202,544

	Trading Companies & Distributors – 0.1%
203,019	United Rentals, Inc.(f)	19,274,624

	Total Common Stocks (Identified Cost $994,818,983)	1,559,290,505

Preferred Stocks – 2.0%

Convertible Preferred Stocks – 1.4%

	Banking – 0.2%
25,823	Bank of America Corp., Series L, 7.250%	29,546,935
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	14,642,559

		44,189,494

	Electric – 0.1%
409,305	AES Trust III, 6.750%	20,915,485

	Independent Energy – 0.3%
149,377	Chesapeake Energy Corp., 4.500%	13,669,489
228,788	Chesapeake Energy Corp., 5.000%	22,169,557

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

	Independent Energy – continued
12,470	Chesapeake Energy Corp., Series A, 5.750%, 144A	$13,943,019
91,888	SandRidge Energy, Inc., 7.000%	9,251,973
144,600	SandRidge Energy, Inc., 8.500%	15,173,963

		74,208,001

	Metals & Mining – 0.3%
1,793,746	ArcelorMittal, 6.000%	43,014,029
1,246,423	Cliffs Natural Resources, Inc., 7.000%	25,838,349

		68,852,378

	Pipelines – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	16,627,495

	REITs – Diversified – 0.1%
515	Crown Castle International Corp., Series A, 4.500%	52,216
561,271	Weyerhaeuser Co., Series A, 6.375%	30,645,396

		30,697,612

	REITs – Healthcare – 0.1%
172,150	Health Care REIT, Inc., Series I, 6.500%	9,559,490

	REITs – Hotels – 0.0%
204,967	FelCor Lodging Trust, Inc., Series A, 1.950%	5,095,480

	REITs – Mortgage – 0.2%
679,716	iStar Financial, Inc., Series J, 4.500%	43,671,753

	Wirelines – 0.0%
1,119	Cincinnati Bell, Inc., 6.750%	50,422

	Total Convertible Preferred Stocks (Identified Cost $273,939,871)	313,867,610

Non-Convertible Preferred Stocks – 0.6%

	Banking – 0.4%
65,854	Ally Financial, Inc., Series G, 7.000%, 144A	65,043,172
53,000	Bank of America Corp., 6.375%	1,319,700
534,725	Countrywide Capital IV, 6.750%	13,555,279

		79,918,151

	Electric – 0.0%
2,925	Connecticut Light & Power Co., 1.900%	134,916
100	Entergy Arkansas, Inc., 4.320%	8,641
5,000	Entergy Mississippi, Inc., 4.360%	435,000
665	Entergy New Orleans, Inc., 4.360%	56,296
200	Entergy New Orleans, Inc., 4.750%	18,450

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

	Electric – continued
50,100	Southern California Edison Co., 4.780%	$1,139,775

		1,793,078

	Government Sponsored – 0.2%
38,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(e)	39,425,000

	Home Construction – 0.0%
41,783	Hovnanian Enterprises, Inc., 7.625%(f)	601,675

	Non-Captive Consumer – 0.0%
149,767	SLM Corp., Series A, 6.970%	7,301,141

	Non-Captive Diversified – 0.0%
58,400	iStar Financial, Inc., Series E, 7.875%	1,399,264
58,575	iStar Financial, Inc., Series F, 7.800%	1,388,227
15,550	iStar Financial, Inc., Series G, 7.650%	366,203

		3,153,694

	REITs – Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,657,008

	REITs – Warehouse/Industrials – 0.0%
169,007	ProLogis, Inc., Series Q, 8.540%	9,709,452

	Total Non-Convertible Preferred Stocks (Identified Cost $91,856,549)	144,559,199

	Total Preferred Stocks (Identified Cost $365,796,420)	458,426,809

Closed-End Investment Companies – 0.0%
680,008	NexPoint Credit Strategies Fund (Identified Cost $9,807,937)	7,527,689

Principal Amount (‡)

Short-Term Investments – 0.9%
$2,666,790	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2014 at 0.000% to be repurchased at $2,666,790 on 4/01/2014 collateralized by $2,895,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $2,720,891 including accrued interest (Note 2 of Notes to Financial Statements)	2,666,790

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – continued
$202,937,475	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $202,937,475 on 04/01/2014 collateralized by $3,870,000 Federal Home Loan Mortgage Corp., 1.650% due 11/15/2019 valued at $3,758,738; $143,045,000 U.S. Treasury Note, 1.50% due 8/31/2018 valued at $142,687,388; $61,165,000 U.S. Treasury Note, 1.375% due 9/30/2018 valued at $60,553,350; including accrued interest (Note 2 of Notes to Financial Statements)	$202,937,475

	Total Short-Term Investments (Identified Cost $205,604,265)	205,604,265

	Total Investments – 98.9% (Identified Cost $20,287,066,622)(a)	22,711,001,944
	Other assets less liabilities—1.1%	246,518,255

	Net Assets – 100.0%	$22,957,520,199

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2014, the net unrealized appreciation on investments based on a cost of $20,358,184,757 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,866,111,544
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(513,294,357)

	Net unrealized appreciation	$2,352,817,187

(b)	Variable rate security. Rate as of March 31, 2014 is disclosed.
(c)	Illiquid security. At March 31, 2014, the value of these securities amounted to $516,691,341 or 2.3% of net assets.
(d)	Perpetual bond with no specified maturity date.
(e)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(f)	Non-income producing security.
(g)	Fair valued by the Fund’s investment adviser. At March 31, 2014, the value of this security amounted to $74,143,440 or 0.3% of net assets.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $2,570,063,330 or 11.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2014  (Unaudited)

Loomis Sayles Bond Fund – continued

ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Industry Summary at March 31, 2014 (Unaudited)

Treasuries	27.4%
Banking	12.4
Technology	4.9
Wirelines	4.9
Non-Captive Diversified	4.0
Non-Captive Consumer	3.1
Automotive	2.8
Healthcare	2.6
Local Authorities	2.6
Life Insurance	2.3
Semiconductors & Semiconductor Equipment	2.1
Other Investments, less than 2% each	28.9
Short-Term Investments	0.9

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

Currency Exposure Summary at March 31, 2014 (Unaudited)

United States Dollar	67.9%
Canadian Dollar	11.3
New Zealand Dollar	4.7
Australian Dollar	3.6
Euro	3.0
Norwegian Krone	2.6
Other, less than 2% each	5.8

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  28

Statement of Assets and Liabilities

March 31, 2014 (Unaudited)

ASSETS
Investments at cost	$20,287,066,622
Net unrealized appreciation	2,423,935,322

Investments at value	22,711,001,944
Cash	843,083
Foreign currency at value (identified cost $8,978,494)	9,169,222
Receivable for Fund shares sold	42,571,313
Receivable for securities sold	42,298,087
Dividends and interest receivable	263,321,025
Tax reclaims receivable	379,887

TOTAL ASSETS	23,069,584,561

LIABILITIES
Payable for securities purchased	79,405,472
Payable for Fund shares redeemed	18,199,497
Foreign taxes payable (Note 2)	1,562,632
Management fees payable (Note 5)	9,864,244
Deferred Trustees’ fees (Note 5)	1,296,794
Administrative fees payable (Note 5)	843,463
Payable to distributor (Note 5d)	192,249
Other accounts payable and accrued expenses	700,011

TOTAL LIABILITIES	112,064,362

NET ASSETS	$22,957,520,199

NET ASSETS CONSIST OF:
Paid-in capital	$20,530,124,147
Distributions in excess of net investment income	(117,789,730)
Accumulated net realized gain on investments and foreign currency transactions	118,101,077
Net unrealized appreciation on investments and foreign currency translations	2,427,084,705

NET ASSETS	$22,957,520,199

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$13,878,450,954

Shares of beneficial interest	897,659,210

Net asset value, offering and redemption price per share	$15.46

Retail Class:
Net assets	$8,768,692,870

Shares of beneficial interest	569,661,412

Net asset value, offering and redemption price per share	$15.39

Admin Class:
Net assets	$294,736,830

Shares of beneficial interest	19,205,925

Net asset value, offering and redemption price per share	$15.35

Class N shares:
Net assets	$15,639,545

Shares of beneficial interest	1,012,576

Net asset value, offering and redemption price per share	$15.45

See accompanying notes to financial statements.

29  |

Statement of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$480,365,673
Dividends	36,879,866
Less net foreign taxes withheld	(1,077,164)

516,168,375

Expenses
Management fees (Note 5)	56,264,698
Service and distribution fees (Note 5)	11,262,673
Administrative fees (Note 5)	4,838,076
Trustees’ fees and expenses (Note 5)	297,448
Transfer agent fees and expenses (Notes 5 and 6)	7,963,283
Audit and tax services fees	27,002
Custodian fees and expenses	581,787
Legal fees	133,351
Registration fees	185,200
Shareholder reporting expenses	468,754
Miscellaneous expenses	244,781

Total expenses	82,267,053
Fee/expense recovery (Note 5)	132

Net expenses	82,267,185

Net investment income	433,901,190

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investments	201,506,817
Foreign currency transactions	2,739,755
Net change in unrealized appreciation (depreciation) on:
Investments	527,781,339
Foreign currency translations	4,355,450

Net realized and unrealized gain on investments and foreign currency transactions	736,383,361

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,170,284,551

See accompanying notes to financial statements.

|  30

Statement of Changes in Net Assets

	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
FROM OPERATIONS:
Net investment income	$433,901,190	$993,983,115
Net realized gain on investments and foreign currency transactions	204,246,572	742,374,898
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	532,136,789	(382,216,079)

Net increase in net assets resulting from operations	1,170,284,551	1,354,141,934

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(328,454,636)	(744,945,068)
Retail Class	(197,019,612)	(468,415,000)
Admin Class	(6,263,483)	(14,798,394)
Class N	(237,269)	(594)
Net realized capital gains
Institutional Class	(57,923,651)	—
Retail Class	(36,719,055)	—
Admin Class	(1,240,282)	—
Class N	(42,145)	—

Total distributions	(627,900,133)	(1,228,159,056)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	862,891,944	(499,190,656)

Net increase (decrease) in net assets	1,405,276,362	(373,207,778)
NET ASSETS
Beginning of the period	21,552,243,837	21,925,451,615

End of the period	$22,957,520,199	$21,552,243,837

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(117,789,730)	$(19,715,920)

See accompanying notes to financial statements.

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|  32

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions

Institutional Class
3/31/2014(e)	$15.09	$0.31	$0.51	$0.82	$(0.38)	$(0.07)	$(0.45)
9/30/2013	14.99	0.69	0.27	0.96	(0.86)	—	(0.86)
9/30/2012	13.88	0.72	1.24	1.96	(0.85)	—	(0.85)
9/30/2011	14.20	0.73	(0.25)	0.48	(0.80)	—	(0.80)
9/30/2010	12.99	0.78	1.24	2.02	(0.81)	—	(0.81)
9/30/2009	11.89	0.85	1.23	2.08	(0.87)	(0.11)	(0.98)

Retail Class
3/31/2014(e)	15.02	0.29	0.50	0.79	(0.35)	(0.07)	(0.42)
9/30/2013	14.93	0.65	0.25	0.90	(0.81)	—	(0.81)
9/30/2012	13.83	0.68	1.23	1.91	(0.81)	—	(0.81)
9/30/2011	14.15	0.69	(0.25)	0.44	(0.76)	—	(0.76)
9/30/2010	12.94	0.74	1.24	1.98	(0.77)	—	(0.77)
9/30/2009	11.85	0.82	1.22	2.04	(0.84)	(0.11)	(0.95)

Admin Class
3/31/2014(e)	14.98	0.26	0.52	0.78	(0.34)	(0.07)	(0.41)
9/30/2013	14.89	0.61	0.25	0.86	(0.77)	—	(0.77)
9/30/2012	13.80	0.63	1.23	1.86	(0.77)	—	(0.77)
9/30/2011	14.11	0.65	(0.25)	0.40	(0.71)	—	(0.71)
9/30/2010	12.91	0.70	1.23	1.93	(0.73)	—	(0.73)
9/30/2009	11.82	0.79	1.22	2.01	(0.81)	(0.11)	(0.92)

Class N
3/31/2014(e)	15.07	0.31	0.52	0.83	(0.38)	(0.07)	(0.45)
9/30/2013*	15.33	0.47	(0.25)	0.22	(0.48)	—	(0.48)

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	For the six months ended March 31, 2014 (Unaudited).
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

33  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (b)	Net assets, end of the period (000’s)	Net expenses (%) (c)(d)		Gross expenses (%) (d)		Net investment income (%) (d)	Portfolio turnover rate (%)

$15.46	5.47	$13,878,451	0.63		0.63		4.05	12
15.09	6.51	12,997,813	0.63		0.63		4.57	28
14.99	14.52	12,971,639	0.63		0.63		4.99	20
13.88	3.34	10,897,694	0.63		0.63		5.04	22
14.20	16.00	11,194,527	0.64		0.64		5.76	27
12.99	19.84	10,855,818	0.65		0.65		7.69	39

15.39	5.35	8,768,693	0.92		0.92		3.77	12
15.02	6.15	8,282,010	0.92		0.92		4.28	28
14.93	14.25	8,651,794	0.92		0.92		4.69	20
13.83	2.97	7,907,178	0.92		0.92		4.75	22
14.15	15.72	8,241,062	0.93	(f)	0.93	(f)	5.46	27
12.94	19.46	7,646,591	0.95		0.96		7.44	39

15.35	5.23	294,737	1.18		1.18		3.50	12
14.98	5.88	272,181	1.18		1.18		4.02	28
14.89	13.91	302,018	1.20		1.20		4.42	20
13.80	2.77	262,567	1.20	(g)	1.20	(g)	4.47	22
14.11	15.37	266,215	1.20		1.21		5.20	27
12.91	19.21	226,032	1.20		1.25		7.22	39

15.45	5.50	15,640	0.59	(f)	0.59	(f)	4.08	12
15.07	1.45	241	0.65		2.14		4.73	28

See accompanying notes to financial statements.

|  34

Notes to Financial Statements

March 31, 2014 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Bond Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Institutional Class, Retail Class, Admin Class and Class N shares.

Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price

35  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

|  36

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

c.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2014 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and

37  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, contingent payment debt instruments, premium amortization, defaulted bond adjustments, paydown gains and losses, return of capital and capital gain distributions received and trust preferred securities adjustments. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, foreign currency contract mark to market, defaulted bond interest, return of capital distributions received, trust preferred securities adjustments and contingent payment debt instruments. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2013 was as follows:

2013 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$1,228,159,056	$ —	$1,228,159,056

f.  Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2014, the Fund had investments in

|  38

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended March 31, 2014, the Fund did not loan securities under this agreement.

h.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity

39  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$6,322,812	$20,759,837	(b)	$27,082,649
ABS Other	—	—	32,786,443	(b)	32,786,443
Airlines	—	82,613,114	359,115,070	(b)	441,728,184
Life Insurance	—	439,357,821	7,625,000	(b)	446,982,821
Non-Captive Consumer	3,245,452	715,896,316	—		719,141,768
Retailers	—	100,904,832	15,591,801	(c)	116,496,633
Transportation Services	—	22,993,636	57,934,678	(c)	80,928,314
All Other Non-Convertible Bonds(a)	—	16,167,277,304	—		16,167,277,304

Total Non-Convertible Bonds	3,245,452	17,535,365,835	493,812,829		18,032,424,116

Convertible Bonds
Wirelines	—	174,974,969	616,961	(c)	175,591,930
All Other Convertible Bonds(a)	—	1,658,519,536	—		1,658,519,536

Total Convertible Bonds	—	1,833,494,505	616,961		1,834,111,466

Municipals(a)	—	261,704,343	—		261,704,343

Total Bonds and Notes	3,245,452	19,630,564,683	494,429,790		20,128,239,925

Senior Loans(a)	—	351,912,751	—		351,912,751
Common Stocks(a)	1,559,290,505	—	—		1,559,290,505
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	45,091,019	29,116,982	—		74,208,001
REITs – Mortgage	—	43,671,753	—		43,671,753
Wirelines	—	50,422	—		50,422
All Other Convertible Preferred Stocks(a)	195,937,434	—	—		195,937,434

Total Convertible Preferred Stocks	241,028,453	72,839,157	—		313,867,610

|  40

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks – continued
Non-Convertible Preferred Stocks
Electric	$1,139,775	$653,303	$—	$1,793,078
Government Sponsored	—	39,425,000	—	39,425,000
REITs – Office Property	—	2,657,008	—	2,657,008
All Other Non-Convertible Preferred Stocks(a)	100,684,113	—	—	100,684,113

Total Non-Convertible Preferred Stocks	101,823,888	42,735,311	—	144,559,199

Total Preferred Stocks	342,852,341	115,574,468	—	458,426,809

Closed-End Investment Companies	7,527,689	—	—	7,527,689
Short-Term Investments	—	205,604,265	—	205,604,265

Total	$1,912,915,987	$20,303,656,167	$494,429,790	$22,711,001,944

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

Preferred stocks valued at $51,398,641 were transferred from Level 1 to Level 2 during the period ended March 31, 2014. At March 31, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

41  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or March 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$193,478
ABS Other	—	—	2,036	(12,475)
Airlines	349,096,577	152,149	496,165	13,667,480
Life Insurance	7,625,000	—	—	—
Retailers	15,667,254	33,580	—	(109,033)
Transportation Services	62,142,116	—	707,818	(828,840)
Convertible Bonds
Wirelines	547,121	—	—	69,840

Total	$435,078,068	$185,729	$1,206,019	$12,980,450

Investments in Securities – continued	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$20,566,359	$—	$—	$—
ABS Other	32,936,153	(139,271)	—	—
Airlines	—	(15,368,083)	11,070,782	—
Life Insurance	—	—	—	—
Retailers	—	—	—	—
Transportation Services	—	(4,086,416)	—	—
Convertible Bonds
Wirelines	—	—	—	—

Total	$53,502,512	$(19,593,770)	$11,070,782	$—

|  42

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Asset Valuation Inputs – continued

Investments in Securities – continued	Balance as of March 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$20,759,837	$193,478
ABS Other	32,786,443	(12,475)
Airlines	359,115,070	13,667,530
Life Insurance	7,625,000	—
Retailers	15,591,801	(109,033)
Transportation Services	57,934,678	(828,840)
Convertible Bonds
Wirelines	616,961	69,840

Total	$494,429,790	$12,980,500

Debt securities valued at $11,070,782 were transferred from Level 2 to Level 3 during the period ended March 31, 2014. At March 31, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2014, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $1,978,468,971 and $1,839,901,019, respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $2,628,831,189 and $688,589,570, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $3 billion	Next $12 billion	Over $15 billion
0.60%	0.50%	0.49%

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Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until January 31, 2015 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking.
For the six months ended March 31, 2014, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Institutional Class	Retail Class	Admin Class	Class N
0.70%	0.95%	1.20%	0.65%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2014, the management fees for the Fund were $56,264,698 (effective rate of 0.51% of average daily net assets).

For the six months ended March 31, 2014, no class-specific expenses have been reimbursed. Expense reimbursements are subject to possible recovery until September 30, 2015.

For the six months ended March 31, 2014, expense reimbursements related to the prior fiscal year of $132 have been recovered for Class N.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Distribution Plans relating to the Fund’s Retail Class shares (the “Retail Class Plan”) and Admin Class shares (the “Admin Class Plan”).

|  44

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Under the Retail Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sales of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2014, the service and distribution fees for the Fund were as follows:

Service Fees	Distribution Fees
Admin Class	Retail Class	Admin Class
$352,797	$10,557,079	$352,797

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”), provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

45  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

For the six months ended March 31, 2014, the administrative fees for the Fund were $4,838,076.

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2014, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were as follows:

Sub-Transfer Agent Fees
Institutional Class	Retail Class	Admin Class
$3,762,591	$3,731,230	$140,048

As of March 31, 2014, the Fund owes NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor):

Reimbursements of Sub-Transfer Agent Fees
Institutional Class	Retail Class	Admin Class
$93,904	$94,860	$3,485

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2014, the Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the

|  46

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

Chairperson of the Governance Committee) receives an additional retainer fee at the annual rate of $17,500. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2014, the Chairperson of the Board received a retainer fee at the annual rate of $285,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $115,000. All other Trustees fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

f.  Affiliated Ownership. At March 31, 2014, the Loomis Sayles Funded Pension Plan and Trust and the Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Fund representing 0.06% and 0.14% of net assets, respectively.

6.  Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2014, class-specific transfer agent fees and expenses (including sub-transfer agent fees and expenses) for the Fund were as follows:

Transfer Agent Fees and Expenses
Institutional Class	Retail Class	Admin Class	Class N
$3,845,191	$3,968,835	$149,094	$163

7.  Line of Credit. The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum

47  |

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2014, the Fund had no borrowings under this agreement.

8.  Concentration of Risk. The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

9.  Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	119,670,215	$1,827,299,871	221,796,824	$3,372,879,962
Issued in connection with the reinvestment of distributions	22,970,655	349,296,470	44,182,283	667,939,710
Redeemed	(106,494,664)	(1,624,549,459)	(269,814,290)	(4,088,507,940)

Net change	36,146,206	$552,046,882	(3,835,183)	$(47,688,268)

Retail Class
Issued from the sale of shares	74,775,716	$1,136,909,792	133,696,303	$2,025,097,434
Issued in connection with the reinvestment of distributions	14,914,079	225,820,473	30,121,027	453,550,157
Redeemed	(71,329,274)	(1,082,746,547)	(192,062,227)	(2,898,523,483)

Net change	18,360,521	$279,983,718	(28,244,897)	$(419,875,892)

|  48

Notes to Financial Statements – continued

March 31, 2014 (Unaudited)

9.  Capital Shares – continued.

	Six Months Ended March 31, 2014		Year Ended September 30, 2013*
Admin Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	3,622,580	$54,891,932	4,853,051	$73,226,460
Issued in connection with the reinvestment of distributions	465,830	7,032,024	913,752	13,716,196
Redeemed	(3,053,746)	(46,273,327)	(7,883,829)	(118,809,900)

Net change	1,034,664	$15,650,629	(2,117,026)	$(31,867,244)

Class N
Issued from the sale of shares	1,087,142	$16,597,529	15,930	$240,289
Issued in connection with the reinvestment of distributions	17,868	271,454	31	471
Redeemed	(108,394)	(1,658,268)	(1)	(12)

Net change	996,616	$15,210,715	15,960	$240,748

Increase (decrease) from capital share transactions	56,538,007	$862,891,944	(34,181,146)	$(499,190,656)

* From commencement of operations on February 1, 2013 through September 30, 2013 for Class N shares.

49  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	May 22, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2014